                                                Registration No. 2-33043
                                                       File No. 811-1512

                   SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, DC 20549

                               FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

Pre-Effective Amendment No. __                                             [ ]
Post-Effective Amendment No. 63                                            [X]

                                 and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

Amendment No. 47                                                           [X]

                    OPPENHEIMER CAPITAL INCOME FUND
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           (Exact Name of Registrant as Specified in Charter)

         6803 South Tucson Way, Centennial, Colorado 80112-3924
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          (Address of Principal Executive Offices) (Zip Code)

                              303-768-3200
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          (Registrant's Telephone Number, including Area Code)

                          Robert G. Zack, Esq.
                         OppenheimerFunds, Inc.
   Two World Financial Center, 225 Liberty Street, New York, New York
                               10281-1008
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                (Name and Address of Agent for Service)

It  is  proposed   that  this  filing  will  become   effective   (check
appropriate box):

[   ] Immediately upon filing pursuant to paragraph (b)
[X]   On November 29, 2007 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] On _______________ pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ] This post-effective  amendment designates a new effective date for a previously filed post-effective amendment.

Oppenheimer
Capital Income Fund

Prospectus dated November 29, 2007

                                         Oppenheimer Capital Income Fund is a
                                         mutual fund that seeks current income
                                         compatible with prudent investment. As
                                         a secondary objective it attempts to
                                         conserve principal while providing an
                                         opportunity for capital appreciation.
                                         It invests in both equity and debt
                                         securities.

                                              This prospectus contains
                                         important information about the Fund's
                                         objectives, its investment policies,
                                         strategies and risks. It also contains
                                         important information about how to buy
                                         and sell shares of the Fund and other
                                         account features. Please read this
As with all mutual funds, the            prospectus carefully before you invest
Securities and Exchange Commission       and keep it for future reference about
has not approved or disapproved the      your account.

Fund's securities nor has it

determined that this prospectus is

accurate or complete. It is a
criminal offense to represent
otherwise.

CONTENTS

                  A B O U T  TH E  F U N D

                  The Fund's Investment Objectives and Principal Investment
Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments

                  How the Fund is Managed

                  ABOUT  YOUR  ACCOUNT

                  How to Buy Shares
                  Class A Shares
                  Class B Shares
                  Class C Shares
                  Class N Shares

                  Special Investor Services
                  AccountLink
                  PhoneLink
                  OppenheimerFunds Internet Website
                  Retirement Plans

                  How to Sell Shares
                  By Mail
                  By Telephone

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

A B O U T  T H E  F U N D

The Fund's Investment Objectives and Principal Investment Strategies

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES? The Fund's primary objective is to seek as much current income as is compatible with prudent investment. The
Fund has a secondary objective to conserve principal while providing an opportunity for capital appreciation.

WHAT DOES THE FUND MAINLY INVEST IN? Under normal market conditions, the Fund invests at least 65% of its total assets in equity and debt securities that are expected to generate income. The Fund focuses its investments in both equity and debt securities.  Equity investments include dividend-paying common stocks, preferred stocks and securities convertible into common stock, of domestic and foreign issuers, of different capitalization ranges. Debt securities include corporate and government bonds, debentures and notes of domestic and foreign issuers. The Fund can hold debt securities having short, intermediate or long maturities. The relative amounts of equity and debt securities the Fund holds may vary from time to time.

HOW DOES THE PORTFOLIO MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL? In
selecting securities for the Fund, the portfolio manager mainly relies on a value-oriented investing style for equity securities. Value investing focuses on companies that may be currently out of favor in the market, or on opportunities in cyclical industries. The portfolio manager looks for stocks trading at lower prices relative to the market and what is believed to be their real worth. They may offer higher than average dividends. Value investors hope to realize appreciation as other investors recognize the security's intrinsic value and the stock price rises as a result.  While this process and the factors used may change over time and its implementation may vary in particular cases, the portfolio manager typically uses a fundamental approach to search for:
   o  stocks that have high current income and are believed to have substantial earnings possibilities,
   o  stocks with low price/earnings ratios relative to other securities, and
   o  stocks with a low price relative to the underlying value of the issuer's assets, earnings, cash flow or other factors.

      In selecting debt securities, the portfolio manager looks for high current yields without taking undue credit risks, although the Fund can invest in debt securities below investment grade.  While this process and the factors used may change over time and its implementation may vary in particular cases, the portfolio manager typically searches for:
      debt securities in market sectors that offer attractive relative value, investment-grade securities that offer more income than U.S. treasury obligations with a good balance of risk and return,
o     high income potential from different types of corporate and government securities, and

      broad portfolio diversification to help reduce the volatility of the
         Fund's share prices.

WHO IS THE FUND DESIGNED FOR? The Fund is designed primarily for investors seeking current income with the opportunity for some capital growth in their investment over the long term. Those investors should have a longer investing horizon and be willing to assume the risks of short-term share price fluctuations that are typical for a fund with substantial investments in equity securities. Since the Fund's income level will fluctuate, it is not designed for investors needing an assured level of current income. Because of its primary focus on income and its secondary focus on long-term growth, the
Fund may be appropriate for moderately conservative investors and for retirement plans. However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund's investments are subject to changes in their value from a number of factors described below. There is also the risk that poor security selection by the Fund's investment manager,
OppenheimerFunds, Inc. (the "Manager"), will cause the Fund to underperform other funds having similar objectives.

RISKS OF INVESTING IN STOCKS. Stocks fluctuate in price, and their short-term volatility at times may be great.  A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time.  Factors that can affect a particular stock's price, include poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

      Because the Fund typically invests a substantial portion of its assets in common stocks and other equity securities, the value of the Fund's portfolio will be affected by changes in the stock markets in which it invests. Market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change.
Different stock markets may behave differently from each other. In particular, because the Fund currently focuses its stock investments in U.S.
issuers, it will be primarily affected by changes in U.S. stock markets.

      The Manager may increase the relative emphasis of the Fund's investments in a particular industry from time to time. To the extent that the Fund does so, its share values may fluctuate in response to events affecting that industry, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.

      The Fund currently invests primarily in securities of mid-cap and large-cap companies for their dividend income but can also buy securities of smaller companies. Small and mid-size companies may have more volatile prices than stocks of large companies.

o     Risks of Value Investing. Value investing seeks stocks having prices that are low in relation to what is believed to be their real worth or prospects. In using a value investing style, there is the risk that the market will not recognize that the securities are undervalued and they might not appreciate in value as the Manager anticipates.

RISKS OF INVESTING IN DEBT SECURITIES

CREDIT RISK. Debt securities are subject to credit risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced and if the issuer fails to repay principal, the value of that security and of the Fund's shares may be reduced. While the Fund's investments in U.S. government securities are subject to little credit risk, the Fund's other investments in debt securities, particularly debt securities of corporations and of foreign governments are subject to risks of default. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the value of that issuer's securities.

o     Special Credit Risks of Lower-Grade Securities. The Fund can invest up to 25% of its total assets in "lower-grade" securities commonly known as "junk bonds."  These are securities rated below "Baa" by Moody's
      Investors Service, Inc. or "BBB" by Standard & Poor's Ratings Services
      or having similar ratings by other ratings organizations, or if unrated, assigned a comparable rating by the Manager. However, the Fund cannot invest more than 10% of its total assets in lower-grade securities that are not convertible.

      While all debt securities are subject to risks of non-payment of interest and principal, debt securities below investment grade, whether rated or unrated, have greater risks than investment grade securities.
      There may be less of a market for them and therefore they may be harder to value or to sell at an acceptable price. There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest and principal when due.

INTEREST RATE RISKS. The values of debt securities are subject to change when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally fall, and they may sell for less than the Fund paid for them. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities and at times the average maturity of the Fund's debt investments may be relatively long-term. The Fund's share prices can go up or down when interest rates change because of the effect of the changes in the value of the Fund's investments in debt securities.

            PREPAYMENT RISK.  Mortgage-related securities are subject to the risks of unanticipated prepayment.  The prices and yields of collateralized mortgage obligations (called CMOs), for example, are determined, in part, by assumptions about the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO could be reduced.
Additionally, the Fund might have to reinvest the prepayment proceeds in other securities paying interest at lower rates, which could reduce the
Fund's yield. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price.
Additionally, the Fund may buy mortgage-related securities at a premium.
Accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment represented by the premium the Fund paid.

When interest rates rise rapidly, and if prepayments occur more slowly than expected, a short- or medium-term CMO can in effect become a longer-term security, subject to greater fluctuations in value.  The prices of longer-term debt securities tend to fluctuate more than those of shorter-term debt securities. That volatility will affect the Fund's share prices.
RISKS OF DERIVATIVES.  The Fund can use derivatives to hedge investment risk or for investment purposes. In general terms, a derivative instrument's value depends on (or is derived from) the value of an underlying asset, such as a stock or bond, or non-asset reference, such as an interest rate or index.
Options, futures, swaps, "structured" notes, and certain mortgage-related securities are examples of derivative instruments the Fund can use.

If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying investment on which the derivative is based, and the derivative itself, might not perform the way the
Manager expected it to perform. If that happens, the Fund's share prices could decline and the Fund could receive less income than expected. Some derivatives may be illiquid, making it difficult to value them or sell them at an acceptable price. Using derivatives can increase the volatility of the
Fund's share prices.

HOW RISKY IS THE FUND OVERALL?  The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance, and the prices of its shares.
Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objectives.

      In the short term, the stock markets can be volatile, and the price of the Fund's shares can go up and down. The Fund's income-oriented investments may help cushion the Fund's total return from changes in stock prices, but fixed-income securities have their own risks and changes in their values can also affect the Fund's share prices. In the OppenheimerFunds spectrum, the
Fund is generally less aggressive than growth stock funds, but may be more volatile than investment-grade bond funds.

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An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the last 10 calendar years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compare to those of a broad-based market index. The after-tax returns for the other classes of shares will vary.

      The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or
IRAs or to institutional investors not subject to tax. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (Class A) (as of 12/31 each year)
[See appendix to prospectus for data in bar chart showing the annual total return]

Sales  charges  and taxes are not  included in the  calculations  of return in this bar chart, and if those charges and taxes were included,  the returns may be less than those shown.

For the period  from  1/1/07  through  9/30/07,  the  cumulative  return  (not annualized)  before  taxes for Class A shares  of the Fund was  2.26%.  During the period shown in the bar chart, the highest return (not annualized)  before taxes for a calendar  quarter was 18.21%  (2nd Qtr '03) and the lowest  return
(not  annualized)  before  taxes for a calendar  quarter was -12.70%  (2nd Qtr
'02).

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Average Annual Total Returns                                           10 Years
for    the    periods    ended                                       (or life of
December 31, 2006                  1 Year           5 Years        class, if less)

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Class  A   Shares   (inception

12/1/70)                           8.54%             6.53%              7.94%
  Return Before Taxes              7.74%             4.97%              5.75%
  Return After Taxes on
  Distributions                    5.96%             4.80%              5.69%
  Return    After   Taxes   on
  Distributions  and  Sale  of
  Fund Shares

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Class  B   Shares   (inception     9.18%             6.57%              8.07%

08/17/93)
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Class  C   Shares   (inception     13.09%            6.92%              7.71%

11/01/95)
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Class  N   Shares   (inception     13.64%            7.39%              5.91%

3/1/01)
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S&P 500 Index (reflects no         15.78%                               8.42%
deduction for fees, expenses                         6.19%              4.10%*

or taxes)
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* From 2/28/01.

The Fund's average annual total returns include applicable sales charges: for
Class A, the current maximum initial sales charge of 5.75%; for Class B, the contingent deferred sales charges of 5% (1-year) and 2% (5-years); and for
Class C and Class N, the 1% contingent deferred sales charge for the 1-year period. Because Class B shares convert to Class A shares 72 months after purchase, Class B "10 years" performance does not include any contingent deferred sales charge and uses Class A performance for the period after conversion.
The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund's shares is compared to the
S&P 500 Index, an unmanaged index of equity securities. The index performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The Fund's investments vary from those in the index. The
Fund may also invest in debt securities, which are not included in the index.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund.  The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.
All shareholders therefore pay those expenses indirectly. Shareholders pay other transaction expenses directly, such as sales charges.  The numbers below are based on the Fund's expenses during its fiscal year ended August
31, 2007.

Shareholder Fees (charges paid directly from your investment):

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                                  Class A    Class B   Class C     Class N
                                  Shares     Shares    Shares      Shares
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Maximum Sales Charge (Load) on      5.75%      None       None        None
purchases
(as % of offering price)
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Maximum Deferred Sales Charge
(Load)
(as % of the lower of the          None(1)     5%(2)      1%(3)      1%(4)
original offering
price or redemption proceeds)
------------------------------------------------------------------------------

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

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                                 Class A      Class B      Class C      Class N
                                  Shares       Shares       Shares       Shares
-----------------------------------------------------------------------------------
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Management Fees                   0.52%        0.52%        0.52%        0.52%
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Distribution and/or Service       0.23%        1.00%        1.00%        0.50%
(12b-1) Fees

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Other Expenses                    0.13%        0.19%        0.17%        0.23%

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Total Annual Operating            0.88%        1.71%        1.69%        1.25%
Expenses

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Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays.
The Transfer Agent has voluntarily undertaken to the Fund to limit the transfer agent fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended August 31, 2007, the transfer agent fees did not exceed the expense limitation described above.

1. A contingent deferred sales charge may apply to redemptions of investments of $1 million or more or to certain retirement plan redemptions.  See "How To
Buy Shares" for details.

2. Applies to redemptions in first year after purchase. The contingent deferred sales charge gradually declines from 5% to 1% in years one through six and is eliminated after that.
3. Applies to shares redeemed within 12 months of purchase.
4. Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

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If shares are redeemed:     1 Year        3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A Shares               $660          $841         $1,037        $1,601

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Shares               $675          $843         $1,136       $1,608*

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--------------------------------------------------------------------------------

Class C Shares               $273          $537          $925         $2,014

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--------------------------------------------------------------------------------

Class N Shares               $228          $399          $691         $1,521

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   If shares are not        1 Year        3 Years       5 Years      10 Years
       redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A Shares               $660          $841         $1,037        $1,601

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Shares               $175          $543          $936        $1,608*

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Shares               $173          $537          $925         $2,014

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class N Shares               $128          $399          $691         $1,521

--------------------------------------------------------------------------------

 In the first example,  expenses  include the initial sales charge for Class A and the  applicable  Class B, Class C and Class N contingent  deferred  sales charges.  In the  second  example,  the Class A  expenses  include  the sales charge,  but Class B, Class C and Class N expenses do not include  contingent deferred sales charges.
 * Class B expenses for years 7 through 10 are based on Class A expenses since Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The allocation of the
Fund's portfolio among different types of investments will vary over time based on the Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

      The Manager tries to reduce risks by carefully researching securities before they are purchased. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the Fund's assets in any one company. Also, the Fund does not concentrate 25% or more of its investments in any one industry. However, changes in the overall market prices of securities and the income they pay can occur at any time. The share prices of the Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

Equity Securities. The Fund's investments in equity securities are mainly common stocks but also include preferred stocks and securities convertible into common stocks. The Fund currently focuses on securities of issuers that have mid-to-large capitalizations. They may pay higher dividends than small capitalization companies and their stock prices have tended to be less volatile than securities of smaller issuers. However, the Fund can buy stocks of issuers in all capitalization ranges. What is a "Convertible" Security?

A convertible security is one that can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula.
What is a "Convertible" Security?
A convertible security is one that can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula.

At times the Manager might increase the relative emphasis of securities of issuers in a particular capitalization range if the Manager believes they offer greater opportunities for total return.  The Fund can buy equity securities of domestic or foreign companies.  The Fund may invest in equity securities both for current income from dividends as well as for growth opportunities. The mix of equities and debt securities in the Fund's portfolio will vary over time depending on the
      Manager's judgment about market and economic conditions.

Preferred Stock and Convertible Preferred Stock.  Unlike common stock, preferred stock typically has a stated dividend rate. When prevailing interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. The right to payment of dividends on preferred stock generally is subordinate to the rights of the company's debt securities, but ahead of the company's common stock.  Preferred stock dividends may be cumulative (they remain a liability of the company until paid) or non-cumulative.

      Some convertible preferred stock with a mandatory conversion feature has a set call price to buy the underlying common stock. If the underlying common stock price is less than the call price, the holder will pay more for the common stock than its market price. The issuer might also be able to redeem the stock prior to the mandatory conversion date, which could diminish the potential for capital appreciation on the investment.

Convertible Securities.  The Manager considers some convertible securities to be "equity equivalents" because of the conversion feature and in that case their rating has less impact on the investment decision than in the case of debt securities. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Because of the conversion feature, the price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock. In general, convertible securities:

o     have higher yields than common stocks but lower yields than comparable non-convertible securities,
o     may be subject to less fluctuation in value than the underlying stock because of their income, and
o     provide potential for capital appreciation if the market price of the underlying common stock increases (and in those cases may be thought of as "equity substitutes").

Securities of Smaller Companies. Securities of smaller, newer companies may offer greater potential for higher returns, but their stock prices may be volatile, and for debt securities, they are also subject to greater risks of default than larger, more established issuers. They may have unseasoned management, they may lack established markets for their products or services and may be dependent on only a few customers or suppliers for a greater amount of their business. Also, they may not have the financial strength to sustain them through business downturns or adverse market conditions. These securities may have less of a trading market than securities of larger issuers, and it might be harder for the Fund to value and to dispose of its holdings at an acceptable price when it wants to sell them. As a result, the Fund's investments in securities of these issuers have greater risks. The Fund might not achieve its expected returns from them and its share price may fluctuate more to the extent that it holds these investments.

Debt Securities. The Fund's investments in debt securities may include securities issued or guaranteed by the U.S. government, or its agencies and instrumentalities, or foreign sovereigns, and foreign and domestic corporate bonds, notes and debentures. These are selected primarily for their income possibilities and to help cushion fluctuations in the
      Fund's net asset values.

      In selecting securities for the Fund's portfolio and evaluating their yield potential and credit risk, the Manager does not rely solely on ratings by rating organizations but evaluates business and economic factors affecting an issuer as well. The debt securities and convertible securities the Fund buys may be rated by
      nationally-recognized rating organizations such as Moody's Investors
      Service, Inc. or Standard & Poor's Ratings Services, or they may be unrated securities assigned an equivalent rating by the Manager. Credit ratings evaluate the expectation of scheduled payments of interest and principal, not market risks. Rating agencies might not always change their credit ratings of an issuer in a timely manner to reflect the events that could affect an issuer's ability to make timely payments on its obligations.

      The Fund can invest in debt securities and convertible securities that are above or below investment grade in credit quality and at times will invest substantial amounts of its assets in securities below investment grade to seek higher income.  The ratings definitions of the principal ratings organizations are included in Appendix A to the Statement of
      Additional Information.

U.S. Government Securities. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and
      instrumentalities. Some of those securities are directly issued by the
      U.S. Treasury, such as U.S. Treasury bills, notes and bonds. They are backed by the full faith and credit of the U.S. government and are deemed to have the highest credit quality. Some securities issued by
      U.S. government agencies, such as Government National Mortgage
      Corporation pass-through mortgage obligations ("Ginnie Maes"), are also backed by the full faith and credit of the U.S. government.
      Others are supported by the right of the agency to borrow an amount from the U.S. government limited to a specific line of credit (for example, "Fannie Mae" bonds issued by Federal National Mortgage
      Corporation). Others are supported only by the credit of the agency that issued the security (for example, "Freddie Mac" obligations issued by Federal Home Loan Mortgage Corporation).

Mortgage-Related Securities. The Fund can buy interests in pools of residential or commercial mortgages, in the form of collateralized mortgage obligations ("CMOs") and other "pass-through" mortgage securities. They may be issued or guaranteed by the U.S. government or its agencies and instrumentalities or by private issuers. CMOs that are U.S. government securities have collateral to secure payment of interest and principal.
      They may be issued in different series, each having different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. government agency or instrumentality or mortgage loans insured by a U.S. government agency.

      CMOs and other mortgage-related securities issued by private issuers are not U.S. government securities, and are subject to greater credit risks than mortgage-related securities that are U.S. government securities. Primarily these include multi-class debt or pass-through certificates secured by mortgage loans. They may be issued by banks, savings and loans, mortgage bankers and other non-governmental issuers.
      Private issuer mortgage-backed securities are subject to the credit risks of the issuers (as well as interest rate risks and prepayment risks), although in some cases they may be supported by insurance or guarantees.

Forward Rolls. The Fund can enter into "forward roll" transactions (also referred to as "mortgage dollar rolls") with respect to
      mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security at a later date at a set price.

      During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. It is possible that the market value of the securities the Fund sells may decline below the price at which the
      Fund is obligated to repurchase securities, or that the counterparty might default in its obligation.

Asset-Backed Securities.  These securities are fractional interests in pools of loans, other assets or receivables that are collateralized by the loans, other assets or receivables.  They are issued by trusts and other special purpose vehicles that pass the income from the underlying pool to the investor.  Neither the Fund nor the Manager selects the loans or other assets that are included in the pools or the collateral backing those pools.

Derivative Instruments. The Fund can invest in a number of different kinds of
      "derivative" instruments. In general terms, a derivative instrument's value depends on (or is derived from) the value of an underlying asset, such as a stock or bond, or non-asset reference, such as an interest rate or index.  Options, futures, swaps, "structured" notes, and certain mortgage-related securities are examples of derivative instruments the Fund can use. In addition to using derivatives to hedge investment risks, the Fund can use derivatives for investment purposes.
      Some derivative instruments held by the Fund may be illiquid.

o     "Structured" Notes. The Fund can invest in "structured" notes, which are specially-designed derivative debt investments whose principal payments or interest payments are linked to the value of an underlying asset, such as an equity or debt security, or non-asset reference, such as an interest rate or index. The terms of the instrument may be "structured" by the purchaser (the Fund) and the borrower issuing the note.

         The values of these notes will fall or rise in response to changes in the values of the underlying asset or reference and the Fund might receive less principal or interest if the underlying asset or reference does not perform as anticipated.  In some cases, these notes may pay an amount based on a multiple of the relative change in value of the asset or reference.  This type of note offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

Master Limited Partnerships. The Fund may invest in publicly traded limited partnerships known as "master limited partnerships" or MLPs.  MLPs issue units that are registered with the Securities and Exchange
      Commission and are freely tradable on a securities exchange or in the over-the-counter market.  An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital.  The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be.  In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner.  This right of an MLP's creditors would continue after the Fund sold its investment in the MLP.  MLPs are typically real estate, oil and gas and equipment leasing vehicles, but they also finance movies, research and development, and other projects.

Foreign Securities. There is no limit on the amount of the Fund's assets that can be invested in foreign securities. However, the Fund currently does not invest a significant portion of its assets in foreign securities and does not intend to invest more than 35% of its total assets in foreign securities. The Fund can buy foreign equity securities as well as debt securities issued by foreign companies or governments and their agencies in any country, developed or undeveloped.

   o  Risks of Foreign Investing. While foreign securities offer special investment opportunities, they also have special risks. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements to which U.S. companies are subject. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental, economic or monetary policy in the U.S. or abroad, or other political and economic factors. Securities in emerging market countries may be more difficult to value and to sell and their prices may be more volatile.

            Additionally, if the Fund invests a significant amount of its assets in foreign securities, it may be exposed to "time-zone arbitrage" attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and before the close of the New York
      Stock Exchange (the "NYSE") that day, when the Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund's use of
      "fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the Manager and the Board believe to be their fair value may help deter those activities.

CAN THE FUND'S INVESTMENT OBJECTIVES AND POLICIES CHANGE? The Fund's Board of
Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objectives are fundamental policies. Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information.
An investment policy or technique is not fundamental unless this prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its objectives, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risks.

Zero-Coupon and "Stripped" Securities. Some of the debt securities the Fund buys are zero-coupon bonds (including U.S. Treasury bonds) that pay no interest and are issued at a substantial discount from their face value. Others are debt securities that have been "stripped" of their interest coupons, such as Treasury securities whose coupons have been stripped by a Federal Reserve Bank. They may also include securities issued by private issuers. Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than interest-paying securities. The Fund may have to pay out the imputed income on zero coupon securities without receiving the actual cash currently.

Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities. The Board can increase that limit to 15%. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Hedging. The Fund can hedge using various strategies, including buying and selling futures contracts, put and call options and forward contracts.
      The Fund is not required to hedge to seek its objectives. The Statement of Additional Information contains more detailed information about these instruments and limits on their use by the Fund.

      The Fund could hedge for a number of purposes.  It might do so to try to manage its exposure to the possibility  that the prices of its portfolio securities  may decline,  or to  establish a position in the  securities market as a temporary substitute for purchasing  individual  securities.
      It  might do so to try to  manage  its  exposure  to  changing  interest rates.

      There are also special risks in particular hedging strategies. For example, in writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price. If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and may not be able to realize any profit.  If the Manager used a hedging strategy at the wrong time or judged market conditions incorrectly, the strategy could reduce the
      Fund's return.

Portfolio Turnover. A change in the securities held by the Fund is known as
      "portfolio turnover." The Fund may engage in active and frequent trading to try to achieve its objective and may have a high portfolio turnover rate of over 100% annually. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund (and may reduce performance).  If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to the shareholders, increasing their taxable distributions. The Financial
      Highlights table at the end of this prospectus shows the Fund's portfolio turnover rates during recent prior fiscal years.

Investments in Oppenheimer Institutional Money Market Fund. The Fund can
      invest its free cash balances in Class E shares of Oppenheimer
      Institutional Money Market Fund, to provide liquidity or for defensive purposes. The Fund invests in Oppenheimer Institutional Money Market
      Fund rather than purchasing individual short-term investments to try to seek a higher yield than it could obtain on its own. Oppenheimer
      Institutional Money Market Fund is a registered open-end management investment company, regulated as a money market fund under the
      Investment Company Act of 1940, as amended (the "Investment Company
      Act") and is part of the Oppenheimer Family of Funds. It invests in a variety of short-term, high-quality, dollar-denominated money market instruments issued by the U.S. Government, domestic and foreign corporations, other financial institutions, and other entities. Those investments may have a higher rate of return than the investments that would be available to the Fund directly. At the time of an investment, the Manager cannot predict what the yield of the Oppenheimer
      Institutional Money Market Fund will be because of the wide variety of instruments that fund holds in its portfolio. The return on those investments may, in some cases, be lower than the return that would have been derived from other types of investments that would provide liquidity. As a shareholder, the Fund will be subject to its proportional share of the expenses of Oppenheimer Institutional Money
      Market Fund's Class E shares, including its advisory fee. However, the
      Manager will waive a portion of the Fund's advisory fee to the extent of the Fund's share of the advisory fee paid to the Manager by
      Oppenheimer Institutional Money Market Fund.

Temporary Defensive and Interim Investments.  For temporary defensive purposes in times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its assets in investments that may be inconsistent with the Fund's principal investment strategies. Generally the Fund would invest in shares of Oppenheimer
      Institutional Money Market Fund or in the types of money market instruments described above or in other short-term U.S. Government securities. The Fund might also hold these types of securities as interim investments pending the investment of proceeds from the sale of
      Fund shares or the sale of Fund portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests in these securities, it might not achieve its investment objective.

PORTFOLIO HOLDINGS.  The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made. The Fund also discloses its portfolio holdings in its Statements of Investments on Form N-Q, which are filed with the
      Securities and Exchange Commission no later than 60 days after the close of its first and third fiscal quarters. These required filings are publicly available at the Securities and Exchange Commission.
      Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

      A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the
      Fund's Statement of Additional Information.

How the Fund is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has been an investment adviser since 1960. The Manager and its subsidiaries and controlled affiliates managed more than $260 billion in assets as of September 30, 2007, including other Oppenheimer funds with more than 6 million shareholder accounts. The Manager is located at Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.

Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the
      Manager an advisory fee, calculated on the daily net assets of the
      Fund, at an annual rate that declines on additional assets as the
      Fund grows: 0.75% of the first $100 million of average annual net assets of the Fund, 0.70% of the next $100 million, 0.65% of the next $100 million, 0.60% of the next $100 million, 0.55% of the next $100 million, 0.50% of the next $4.5 billion, and 0.48% of net assets in excess of $5 billion. The Fund's management fee for the period ended August 31, 2007 was 0.52% of average annual net assets for each class of shares.

      A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory contract is available in the Fund's Annual
Report to shareholders for the fiscall year ended August 31, 2007.

Portfolio Manager. The Fund's portfolio is managed by Michael S. Levine who is primarily responsible for the day-to-day management of the Fund's investments.

Mr. Levine has been a portfolio manager and Vice President of the Fund since June 1999 and a Vice President of the Manager since June 1998.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts he manages and his ownership of Fund shares.

ABOUT YOUR ACCOUNT

How to Buy Shares

You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf. A broker or dealer may charge a processing fee for that service. Your account information will be shared with the dealer you designate as the dealer of record for the account.
Buying Shares Through the Distributor. Complete an OppenheimerFunds new
      account application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you do not list a dealer on the application, Class A shares are your only purchase option. The Distributor will act as your agent in buying Class A shares. However, we recommend that you discuss your investment with a financial adviser before you make a purchase to be sure that the Fund is appropriate for you. Class B, Class C or Class
      N shares may not be purchased by a new investor directly from the
      Distributor without the investor designating another registered broker-dealer. If a current investor no longer has another broker-dealer of record for an existing Class B, Class C or Class N account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.

o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum wire purchase is
      $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      you can pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
      system. You can provide share purchase instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below.
      Please refer to "AccountLink," below for more details.
o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder application and the Statement of Additional
      Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o     If you establish one of the many types of retirement plan accounts that
      OppenheimerFunds offers, more fully described below under "Special
      Investor Services," you can start your account with as little as $500.
o     By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make an initial investment for as little as $500. The minimum subsequent investment is $50, except that for any account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.
o     A minimum initial investment of $250 applies to certain fee based programs that have an agreement with the Distributor. The minimum subsequent investment for those programs is $50.
o     The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order. Your financial adviser can provide you with more information regarding the time you must submit your purchase order and whether the adviser is an authorized agent for the receipt of purchase orders.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the NYSE, on each day the NYSE is open for trading (referred to in this prospectus as a "regular business day").
      The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some days. All references to time in this prospectus are to
      "Eastern time."

      The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, that security may be valued by another method that the Board of
      Trustees believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

      The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee. Fair value determinations by the
      Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.
      In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the Fund. Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets (for example, a foreign securities market closes early because of a natural disaster).
      The Fund uses fair value pricing procedures to reflect what the Manager and the Board believe to be more accurate values for the Fund's portfolio securities, although it may not always be able to accurately determine such values. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at the same time at which the Fund determines its net asset value per share.  In addition, the discussion of "time-zone arbitrage"
      describes effects that the Fund's fair value pricing policy is intended to counteract.

      If, after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, an event occurs that the Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

      The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be
      "fair valued" to take those factors into account.

The Offering Price. To receive the offering price for a particular day, the
      Distributor or its designated agent must receive your order, in proper form as described in this prospectus, by the time the NYSE closes that day. If your order is received on a day when the NYSE is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

Buying Through a Dealer. If you buy shares through an authorized dealer, your dealer must receive the order by the close of the NYSE for you to receive that day's offering price. If your order is received on a day when the NYSE is closed or after it is closed, the order will receive the next offering price that is determined.

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WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors four different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
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Class A Shares. If you buy Class A shares, you pay an initial sales charge
      (on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
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Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
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Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
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Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of
      Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial adviser. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial adviser before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should most likely invest in Class A or Class C shares rather than Class B shares. That is because of the effect of the Class
      B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. The Distributor normally will not accept purchase orders of more than $100,000 of Class B shares or $1 million or more of Class
      C shares from a single investor. Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

o     Investing for the Longer Term.  If you are investing  less than $100,000 for the  longer-term,  for example for retirement,  and do not expect to need  access to your money for seven  years or more,  Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You? Some account features  may  not  be  available  to  Class  B,  Class  C and  Class  N shareholders.  Other  features  may  not be  advisable  (because  of the effect of the  contingent  deferred  sales  charge) for Class B, Class C and Class N shareholders.  Therefore,  you should  carefully  review how you plan to use your  investment  account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B,
      Class C and Class N asset-based sales charge described below and in the
      Statement of Additional Information.

How Do Share Classes Affect Payments to Your Broker? A financial adviser may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B, Class
      C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of
      Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund held by the dealer or financial institution for its own account or for its customers.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

 ------------------------------------------------------------------------------
 Amount of Purchase       Front-End Sales  Front-End Sales   Concession As a
                                           Charge As a
                          Charge As a      Percentage of
                          Percentage of    Net               Percentage of
                          Offering Price   Amount Invested   Offering Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $25,000             5.75%             6.10%             4.75%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $25,000 or more but           5.50%             5.82%             4.75%
 less than $50,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $50,000 or more but           4.75%             4.99%             4.00%
 less than $100,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000 or more but          3.75%             3.90%             3.00%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000 or more but          2.50%             2.56%             2.00%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000 or more but          2.00%             2.04%             1.60%
 less than $1 million
 ------------------------------------------------------------------------------
 Due to rounding,  the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix B to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the
Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

CAN YOU REDUCE CLASS A SALES CHARGES? You and your spouse may be eligible to buy Class A shares of the Fund at reduced sales charge rates set forth in the table above under the Fund's "Right of Accumulation" or a "Letter of Intent."
The Fund reserves the right to modify or to cease offering these programs at any time.
o     Right of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making
         (as shown in the table above), you can add the value of any Class A,
         Class B or, Class C shares of the Fund or other Oppenheimer funds that you or your spouse currently own, or are currently purchasing, to the value of your Class A share purchase. Your Class A shares of
         Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on
         which you have not paid a sales charge will not be counted for this purpose. In totaling your holdings, you may count shares held in your individual accounts (including IRAs and 403(b) plans), your joint accounts with your spouse, or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors.
         A fiduciary can count all shares purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer). If you are buying shares directly from the Fund, you must inform the Distributor of your eligibility and holdings at the time of your purchase in order to qualify for the Right of Accumulation. If you are buying shares through your financial intermediary you must notify your
         intermediary of your eligibility for the Right of Accumulation at the time of your purchase.

            To count shares of eligible Oppenheimer funds held in accounts at other intermediaries under this Right of Accumulation, you may be requested to provide the Distributor or your current intermediary with a copy of all account statements showing your current holdings of the Fund or other eligible Oppenheimer funds, including statements for accounts held by you and your spouse or in retirement plans or trust or custodial accounts for minor children as described above. The Distributor or intermediary through which you are buying shares will calculate the value of your eligible Oppenheimer fund shares, based on the current offering price, to determine which
         Class A sales charge rate you qualify for on your current purchase.

o     Letters of Intent. You may also qualify for reduced Class A sales charges by submitting a Letter of Intent to the Distributor. A
         Letter of Intent is a written statement of your intention to purchase a specified value of Class A, Class B or Class C shares of the Fund or other Oppenheimer funds over a 13-month period. The total amount of your intended purchases of Class A, Class B and
         Class C shares will determine the reduced sales charge rate that will apply to your Class A share purchases of the Fund during that period. Purchases made up to 90 days before the date that you submit a Letter of Intent will be included in that determination. Your
         Class N shares, and any Class A shares of Oppenheimer Money Market
         Fund, Inc. or Oppenheimer Cash Reserves on which you have not paid a sales charge, will not be counted for this purpose.  Submitting a
         Letter of Intent does not obligate you to purchase the specified amount of shares. You may also be able to apply the Right of
         Accumulation to these purchases.
         If you do not complete the purchases outlined in the Letter of
         Intent, the front-end sales charge you paid on your purchases will be recalculated to reflect the actual value of shares you purchased.
         A certain portion of your shares will be held in escrow by the
         Fund's Transfer Agent for this purpose. Please refer to "How to Buy
         Shares - Letters of Intent" in the Fund's Statement of Additional
         Information for more complete information.

Other Special Sales Charge Arrangements and Waivers. The Fund and the
Distributor offer other opportunities to purchase shares without front-end or contingent deferred sales charges under the programs described below. The
Fund reserves the right to amend or discontinue these programs at any time without prior notice.
o     Dividend Reinvestment. Dividends and/or capital gains distributions received by a shareholder from the Fund may be reinvested in shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund may be exchanged without a sales charge, at the net asset value per share in effect on the payable date. You must notify the Transfer Agent in writing to elect this option and must have an existing account in the fund selected for reinvestment.

o     Exchanges of Shares. Shares of the Fund may be exchanged for shares of certain other Oppenheimer funds at net asset value per share at the time of exchange, without sales charge, and shares of the Fund can be purchased by exchange of shares of certain other Oppenheimer funds on the same basis. Please refer to "How to Exchange Shares" in this prospectus and in the Statement of Additional Information for
         more details, including a discussion of circumstances in which sales charges may apply on exchanges.

o     Reinvestment Privilege. Within six months of a redemption of certain
         Class A and Class B shares, the proceeds may be reinvested in Class
         A shares of the Fund, or any of the other Oppenheimer funds into which shares of the Fund may be exchanged, without a sales charge.
         This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A or Class B shares that were subject to a contingent deferred sales charge when redeemed.
         The investor must ask the Transfer Agent or his or her financial intermediary for that privilege at the time of reinvestment and must identify the account from which the redemption was made.

o     Other Special Reductions and Waivers. The Fund and the Distributor
         offer additional arrangements to reduce or eliminate front-end sales charges or to waive contingent deferred sales charges for certain types of transactions and for certain categories of investors
         (primarily retirement plans that purchase shares in special programs through the Distributor). These are described in greater detail in
         Appendix B to the Statement of Additional Information. The Fund's
         Statement of Additional Information may be ordered by calling
         1.800.225.5677 or may be accessed through the OppenheimerFunds website, at www.oppenheimerfunds.com (under the heading "I Want To,"
         follow the hyperlink "Access Fund Documents" and click on the icon in the column "SAI" next to the Fund's name). A description of these waivers and special sales charge arrangements is also available for viewing on the OppenheimerFunds website (under the heading "Fund
         Information," click on the hyperlink "Sales Charge Waivers"). To receive a waiver or special sales charge rate under these programs, the purchaser must notify the Distributor (or other financial intermediary through which shares are being purchased) at the time of purchase, or must notify the Transfer Agent at the time of redeeming shares for waivers that apply to contingent deferred sales charges.
Class A Contingent Deferred Sales Charge. There is no initial sales charge on
      Class A share purchases totaling $1 million or more of one or more of the Oppenheimer funds. However, those Class A shares may be subject to a 1.0% contingent deferred sales charge if they are redeemed within an
      18-month "holding period" measured from the beginning of the calendar month of their purchase (except for shares in certain retirement plans, described below). That sales charge will be calculated on the lesser of the original net asset value of the redeemed shares or the aggregate net asset value of the redeemed shares at the time of redemption.

o     The Class A contingent deferred sales charge does not apply to shares purchased by the reinvestment of dividends or capital gain distributions and will not exceed the aggregate amount of the concessions the
Distributor pays on all of your purchases of Class A shares, of all
Oppenheimer funds, that are subject to the contingent deferred sales charge.

The Distributor pays concessions from its own resources equal to 1.0% of
Class A purchases of $1 million or more (other than purchases by certain retirement plans). The concession will not be paid on shares purchased by exchange or shares that were previously subject to a front-end sales charge and dealer concession.

o     Class A Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of the Fund by retirement plans that have $1 million or more in plan assets. There is also no contingent deferred sales charge on any group retirement plan shares purchased after March 1, 2007.

         Until March 1, 2007, the Distributor paid a concession from its own resources on purchases by certain group retirement plans that were established prior to March 1, 2001 ("grandfathered retirement plans"). Shares purchased in grandfathered retirement plans prior to
         March 1, 2007 will continue to be subject to the contingent deferred sales charge if they are redeemed within 18 months after purchase.
         Beginning March 1, 2007, the distributor will not pay a concession on new share purchases by retirement plans (except plans that have
         $5 million or more in plan assets) and no new group retirement plan purchases will be subject to the contingent deferred sales charge, including purchases in grandfathered retirement plans. For shares purchased prior to March 1, 2007, the concession for grandfathered retirement plans was 0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million. Effective March
         1, 2007, the concession for grandfathered retirement accounts is
         0.25%.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

-----------------------------------------------------------------------------------
Years Since Beginning of Month in Which   Contingent Deferred Sales Charge on
Purchase Order was Accepted               Redemptions in That Year
                                          (As % of Amount Subject to Charge)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
0 - 1                                     5.0%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
1 - 2                                     4.0%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
2 - 3                                     3.0%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
3 - 4                                     3.0%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
4 - 5                                     2.0%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
5 - 6                                     1.0%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
More than 6                               None
-----------------------------------------------------------------------------------
In the table,  a "year" is a  12-month  period.  In  applying  the  contingent deferred  sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
      Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
      Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
      Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See
"Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

      Class N shares are sold at net asset value without an initial sales charge. A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o     The group retirement plan is terminated or Class N shares of all
      Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o     With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any
      Oppenheimer fund.

      Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and
the special account features applicable to purchasers of those other classes of shares described elsewhere in this prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for
       Class A shares that reimburses the Distributor for a portion of the costs of providing services to Class A shareholder accounts. The Fund makes these payments quarterly, based on an annual rate of up to 0.25%
       of the average annual net assets of Class A shares of the Fund. The
       Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions for providing personal service and maintenance of accounts of their customers that hold Class A shares.

      Prior to March 1, 2007, the Distributor paid the first year's service fee in advance for shares purchased in grandfathered retirement plans and it retained the service fee from the Fund with respect to those shares during the first year after their purchase. After the shares were held by a grandfathered retirement plan for a year, the
      Distributor paid the ongoing service fee to the dealer of record on a periodic basis. For shares purchased in grandfathered plans on or after
      March 1, 2007, the Distributor does not make any payment in advance and does not retain the service fee for the first year.

Distribution and Service Plans for Class B, Class C and Class N Shares. The
      Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and
      0.25% on Class N shares. The Distributor also receives a service fee of
      0.25% per year under the Class B, Class C and Class N plans.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or
      Class N shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers periodically.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 4.00% of the purchase price. The
      Distributor normally retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.
      The Distributor normally retains the asset-based sales charge on Class
      C shares during the first year after the purchase of Class C shares.
      See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class N shares is therefore 1.0% of the purchase price. The Distributor normally retains the asset-based sales charge on Class N shares. See the Statement of Additional Information for exceptions.

      For certain group retirement plans held in omnibus accounts, the
      Distributor may pay the full Class C or Class N asset-based sales charge and the service fee to the dealer beginning in the first year after the purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase. New group omnibus plans may not purchase Class B shares.

      For Class C shares purchased through the OppenheimerFunds
      Record(k)eeper Pro program, the Distributor will pay the Class C asset-based sales charge to the dealer of record in the first year after the purchase of such shares in lieu of paying the dealer a sales concession at the time of purchase. The Distributor will use the service fee it receives from the Fund on those shares to reimburse
      FASCore, LLC for providing personal services to the Class C accounts holding those shares.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager
and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the
Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the Manager or Distributor from their own resources are not reflected in the tables in the section called "Fees and
Expenses of the Fund" in this prospectus because they are not paid by the
Fund.

     "Financial intermediaries" are firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the Fund's shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund
"supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

     In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory Authority (FINRA), formerly known as the
NASD) designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Manager does not consider a financial intermediary's sale of shares of the Fund or other
Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the
Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement.
To the extent that financial intermediaries receiving distribution-related payments from the Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the
Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager, the Distributor or the
Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

     The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the
Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your application or your dealer's settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change you make to the bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs,
      SIMPLE IRAs and rollover IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.
      Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received by the Distributor or your authorized financial intermediary, in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check.
   o  The redemption check is not payable to all shareholders listed on the account statement.

   o  The redemption check is not sent to the address of record on your account statement.

   o  Shares are being transferred to a Fund account with a different owner or name.
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an
      OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Receiving Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.
      The minimum redemption you can have sent by wire is $2,500. There is a
      $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
      1.800.225.5677.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name,
   o  The Fund's name,
   o  Your Fund account number (from your account statement),
   o  The dollar amount or number of shares to be redeemed,
   o  Any special payment instructions,
   o  Any share certificates for the shares you are selling,
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds-sponsored qualified retirement plan account or under a share certificate by telephone.
   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.
      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge a processing fee for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix B to the
Statement of Additional Information and you advise the Transfer Agent or your financial intermediary of your eligibility for the waiver when you place your redemption request).

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or

o     shares redeemed in the special circumstances  described in Appendix B to the Statement of Additional Information.
      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

If you want to change all or part of your investment from one Oppenheimer fund to another, you can exchange your shares for shares of the same class of another Oppenheimer fund that offers the exchange privilege. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. To exchange shares, you must meet several conditions:

   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The selected fund must offer the exchange privilege.
   o  When you establish an account, you must hold the shares you buy for at least seven days before you can exchange them. After your account is open for seven days, you can exchange shares on any regular business day, subject to the limitations described below.
   o  You must meet the minimum purchase requirements for the selected fund.
   o  Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
   o  Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

      For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging. An exchange may result in a capital gain or loss.

You can find a list of the Oppenheimer funds that are currently  available for exchanges in the Statement of Additional  Information or you can obtain a list by calling a service  representative  at  1.800.225.5677.  The funds available for exchange can change from time to time.

A contingent  deferred  sales  charge  (CDSC) is not charged when you exchange shares of the Fund for shares of another  Oppenheimer  fund.  However,  if you exchange your shares during the applicable  CDSC holding  period,  the holding period will carry over to the fund shares that you acquire.  Similarly, if you acquire shares of the Fund in exchange for shares of another  Oppenheimer fund that are subject to a CDSC  holding  period,  that  holding  period will carry over to the  acquired  shares of the Fund.  In either of these  situations,  a
CDSC may be imposed if the acquired  shares are redeemed before the end of the
CDSC holding period that applied to the exchanged shares.

There are a number of other special  conditions and limitations  that apply to certain types of exchanges.  These conditions and  circumstances are described in  detail  in the  "How to  Exchange  Shares"  section  in the  Statement  of
Additional Information.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

Written Exchange Requests. Send a request letter, signed by all owners of the account, to the Transfer Agent at the address on the back cover.
      Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.

Telephone and Internet Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink by calling 1.800.225.5677. You may submit internet exchange requests on the OppenheimerFunds internet website, at www.oppenheimerfunds.com. You must have obtained a user I.D. and password to make transactions on that website. Telephone and/or internet exchanges may be made only between accounts that are registered with the same name(s) and address.
      Shares for which share certificates have been issued may not be exchanged by telephone or the internet.

Automatic Exchange Plan. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares automatically on a monthly, quarterly, semi-annual or annual basis.

Please refer to "How to Exchange Shares" in the Statement of Additional
Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity.
The OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of Fund shares may interfere with the Manager's ability to manage the Fund's investments efficiently, increase the Fund's transaction and administrative costs and/or affect the Fund's performance, depending on various factors, such as the size of the Fund, the nature of its investments, the amount of Fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Fund's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Fund's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o     Timing of Exchanges. Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer
         Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares.
         Exchange requests received after the close of the NYSE will receive the next net asset value calculated after the request is received.
         However, the Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received. In the event that such a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial representative.

o     Limits on Disruptive Activity. The Transfer Agent may, in its
         discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this prospectus.
         The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o     Exchanges of Client Accounts by Financial Advisers. The Fund and the
      Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless that authority has been revoked). A fund or the Transfer Agent may limit or refuse exchange requests submitted by financial intermediaries if, in the
      Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o     Redemptions of Shares. These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this prospectus. Further details are provided under "How to Sell Shares."

o     Right to Refuse Exchange and Purchase Orders. The Distributor and/or
      the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o     Right to Terminate or Suspend Account Privileges. The Transfer Agent
      may send a written warning to direct shareholders that the Transfer
      Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o     Omnibus Accounts. If you hold your shares of the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or
      "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, may apply.

While the Fund, the Distributor, the Manager and the Transfer Agent encourage financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary. Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c)
accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer Agent.

However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the Fund that appropriate action has been taken to curtail any excessive trading activity. However, the
Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Fund's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o     30-Day Limit. A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another eligible
         Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A
         "direct shareholder" is one whose account is registered on the
         Fund's books showing the name, address and tax ID number of the beneficial owner.

o     Exchanges Into Money Market Funds. A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund that offers an exchange privilege at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o     Dividend Reinvestments/B Share Conversions. Reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o     Asset Allocation. Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer
         Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand"
         exchanges outside the parameters of portfolio rebalancing programs will be subject to the 30-day limit. However, investment programs by other Oppenheimer "funds-of-funds" that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

o     Automatic Exchange Plans. Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually in September. See the Statement of
      Additional Information to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.
The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this prospectus.

Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
      Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts. The Fund or the Transfer
      Agent may use this information to attempt to verify your identity. The
      Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare and pay dividends separately for each class of shares from net investment income on a quarterly basis. Dividends and distributions paid to Class A shares will generally be higher than dividends for Class B, Class C and Class N shares, which normally have higher expenses than Class A shares. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

CAPITAL GAINS. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains annually. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.

Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      Oppenheimer fund, if that fund is available for exchanges and if you have an account established in that fund.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Fund will send you and the Internal Revenue Service a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

      The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, but reserves the right not to qualify. It qualified during its last fiscal year. The Fund, as a regulated investment company, will not be subject to federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Avoid "Buying a Distribution." If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the
      Fund may be considered a non-taxable return of capital to shareholders.
      If that occurs, it will be identified in notices to shareholders.

      This  information  is only a  summary  of  certain  federal  income  tax information  about your  investment.  You should consult with your tax advisor about  the  effect  of an  investment  in the  Fund  on  your  particular  tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Statement of
Additional Information, which is available upon request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED AUGUST 31,                       2007               2006           2005           2004             2003
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    12.28         $    12.63     $    11.84     $    11.22       $     9.76
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .47 1              .39 1          .38 1          .46              .54
Net realized and unrealized gain                         .82                .16           1.28            .69             1.35
                                                  -------------------------------------------------------------------------------
Total from investment operations                        1.29                .55           1.66           1.15             1.89
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.42)              (.37)          (.48)          (.53)            (.43)
Distributions from net realized gain                    (.05)              (.53)          (.39)            --               --
                                                  -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.47)              (.90)          (.87)          (.53)            (.43)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    13.10         $    12.28     $    12.63     $    11.84       $    11.22
                                                  ===============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     10.50%              4.68%         14.40%         10.32%           20.10%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $2,754,566         $2,594,507     $2,670,552     $2,379,956       $2,130,486
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $2,809,861         $2,608,268     $2,565,609     $2,356,948       $1,900,896
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   3.54%              3.21%          3.09%          3.85%            5.41%
Total expenses                                          0.88% 4,5,6        0.91%          0.89% 4        0.89% 4,7        0.93% 4
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   66% 8              66% 8          55% 8          52%             141%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Reduction to custodian expenses less than 0.005%.

5. Total expenses including indirect expenses from affiliated fund were as follows:

        Year Ended August 31, 2007          0.88%

6. Voluntary waiver or reimbursement of indirect management fees less than
0.005%.

7. Voluntary waiver of transfer agent fees less than 0.005%.

8. The portfolio turnover rate excludes purchase and sale transactions of To Be
Announced (TBA) mortgage-related securities as follows:

                                     PURCHASE TRANSACTIONS    SALE TRANSACTIONS
-------------------------------------------------------------------------------
Year Ended August 31, 2007                 $ 1,266,252,411      $ 1,359,901,233
Year Ended August 31, 2006                 $ 2,212,763,141      $ 2,305,352,091
Year Ended August 31, 2005                 $ 3,541,353,653      $ 3,677,756,448

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       OPPENHEIMER CAPITAL INCOME FUND

CLASS B     YEAR ENDED AUGUST 31,                       2007               2006           2005           2004             2003
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    12.14         $    12.49     $    11.72     $    11.10       $     9.67
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .35 1              .28 1          .28 1          .36              .45
Net realized and unrealized gain                         .81                .16           1.26            .68             1.33
                                                  -------------------------------------------------------------------------------
Total from investment operations                        1.16                .44           1.54           1.04             1.78
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.31)              (.26)          (.38)          (.42)            (.35)
Distributions from net realized gain                    (.05)              (.53)          (.39)            --               --
                                                  -------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                           (.36)              (.79)          (.77)          (.42)            (.35)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    12.94         $    12.14     $    12.49     $    11.72       $    11.10
                                                  ===============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      9.54%              3.84%         13.40%          9.46%           18.94%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  240,849         $  258,812     $  299,093     $  316,568       $  343,074
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  262,574         $  273,916     $  304,769     $  349,853       $  312,457
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   2.70%              2.37%          2.25%          3.00%            4.55%
Total expenses                                          1.71% 4,5,6        1.74%          1.73% 4        1.76% 4,7        1.81% 4
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   66% 8              66% 8          55% 8          52%             141%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Reduction to custodian expenses less than 0.005%.

5. Total expenses including indirect expenses from affiliated fund were as follows:

        Year Ended August 31, 2007           1.71%

6. Voluntary waiver or reimbursement of indirect management fees less than
0.005%.

7. Voluntary waiver of transfer agent fees less than 0.005%.

8. The portfolio turnover rate excludes purchase and sale transactions of To Be
Announced (TBA) mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS   SALE TRANSACTIONS
-------------------------------------------------------------------------------
Year Ended August 31, 2007                  $ 1,266,252,411     $ 1,359,901,233
Year Ended August 31, 2006                  $ 2,212,763,141     $ 2,305,352,091
Year Ended August 31, 2005                  $ 3,541,353,653     $ 3,677,756,448

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       OPPENHEIMER CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C     YEAR ENDED AUGUST 31,                       2007               2006           2005           2004             2003
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    12.10         $    12.46     $    11.69     $    11.09       $     9.66
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .36 1              .29 1          .28 1          .35              .45
Net realized and unrealized gain                         .79                .15           1.26            .69             1.34
                                                  -------------------------------------------------------------------------------
Total from investment operations                        1.15                .44           1.54           1.04             1.79
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.31)              (.27)          (.38)          (.44)            (.36)
Distributions from net realized gain                    (.05)              (.53)          (.39)            --               --
                                                  -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.36)              (.80)          (.77)          (.44)            (.36)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    12.89         $    12.10     $    12.46     $    11.69       $    11.09
                                                  ===============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      9.53%              3.83%         13.52%          9.40%           19.05%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  184,782         $  163,959     $  167,013     $  133,368       $   93,797
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  182,640         $  165,514     $  150,410     $  122,458       $   75,459
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   2.74%              2.40%          2.27%          3.01%            4.55%
Total expenses                                          1.69% 4,5,6        1.71%          1.71% 4        1.72% 4,7        1.78% 4
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   66% 8              66% 8          55% 8          52%             141%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Reduction to custodian expenses less than 0.005%.

5. Total expenses including indirect expenses from affiliated fund were as follows:

        Year Ended August 31, 2007          1.69%

6. Voluntary waiver or reimbursement of indirect management fees less than
0.005%.

7. Voluntary waiver of transfer agent fees less than 0.005%.

8. The portfolio turnover rate excludes purchase and sale transactions of To Be
Announced (TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS     SALE TRANSACTIONS
-------------------------------------------------------------------------------
Year Ended August 31, 2007                $ 1,266,252,411       $ 1,359,901,233
Year Ended August 31, 2006                $ 2,212,763,141       $ 2,305,352,091
Year Ended August 31, 2005                $ 3,541,353,653       $ 3,677,756,448

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       OPPENHEIMER CAPITAL INCOME FUND

CLASS N     YEAR ENDED AUGUST 31,                       2007               2006           2005           2004             2003
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    12.20         $    12.55     $    11.78     $    11.16       $     9.73
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .42 1              .34 1          .34 1          .39              .46
Net realized and unrealized gain                         .80                .16           1.26            .72             1.37
                                                  -------------------------------------------------------------------------------
Total from investment operations                        1.22                .50           1.60           1.11             1.83
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.37)              (.32)          (.44)          (.49)            (.40)
Distributions from net realized gain                    (.05)              (.53)          (.39)            --               --
                                                  -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.42)              (.85)          (.83)          (.49)            (.40)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    13.00         $    12.20     $    12.55     $    11.78       $    11.16
                                                  ===============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     10.01%              4.32%         13.95%         10.01%           19.45%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   44,568         $   35,651     $   29,444     $   16,692       $    9,023
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   41,919         $   32,598     $   22,974     $   13,301       $    5,968
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   3.19%              2.82%          2.73%          3.42%            4.92%
Total expenses                                          1.25% 4,5,6        1.30%          1.24% 4        1.28% 4,7        1.35% 4
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   66% 8              66% 8          55% 8          52%             141%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Reduction to custodian expenses less than 0.005%.

5. Total expenses including indirect expenses from affiliated fund were as follows:

        Year Ended August 31, 2007           1.25%

6. Voluntary waiver or reimbursement of indirect management fees less than
0.005%.

7. Voluntary waiver of transfer agent fees less than 0.005%.

8. The portfolio turnover rate excludes purchase and sale transactions of To Be
Announced (TBA) mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS   SALE TRANSACTIONS
-------------------------------------------------------------------------------
Year Ended August 31, 2007                  $ 1,266,252,411     $ 1,359,901,233
Year Ended August 31, 2006                  $ 2,212,763,141     $ 2,305,352,091
Year Ended August 31, 2005                  $ 3,541,353,653     $ 3,677,756,448

INFORMATION AND SERVICES

For More Information on Oppenheimer Capital Income Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this prospectus (which means it is legally part of this prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL OPP (225.5677)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can request these documents by e-mail or
                              through the OppenheimerFunds website. You may
                              also read or download certain documents on the
                              OppenheimerFunds website at:
                              www.oppenheimerfunds.com
------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington, D.C. Information on the operation of the Public
Reference Room may be obtained by calling the Securities and Exchange
Commission at 1.202.942.8090. Reports and other information about the Fund are available on the EDGAR database on the Securities and Exchange
Commission's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the Securities and
Exchange Commission's e-mail address: publicinfo@sec.gov or by writing to the
Securities and Exchange Commission's Public Reference Section, Washington,
D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this prospectus. This prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                [logo]   OppenheimerFunds
Distributor, Inc.
The Fund's SEC File No.: 811-1512

PR0300.001.1107
Printed on recycled paper

                        APPENDIX TO THE PROSPECTUS OF
                       OPPENHEIMER CAPITAL INCOME FUND

      Graphic material included in the prospectus of Oppenheimer Capital
Income Fund: "Annual Total Returns (Class A) (as of 12/31 each year)":

      A bar chart will be included in the prospectus of Oppenheimer Capital
Income Fund (the "Fund") depicting the annual total returns of a hypothetical
$10,000 investment in Class A shares of the Fund for each of the ten most recent calendar years without deducting sales charges.  Set forth below are the relevant data points that will appear in the bar chart:

      ----------------------------------------------------------
         Calendar Year Ended:            Class A Shares
      ----------------------------------------------------------
      ----------------------------------------------------------
               12/31/97                      29.68%
      ----------------------------------------------------------
      ----------------------------------------------------------
               12/31/98                      10.32%
      ----------------------------------------------------------
      ----------------------------------------------------------
               12/31/99                      -6.25%
      ----------------------------------------------------------
      ----------------------------------------------------------
               12/31/00                      16.82%
      ----------------------------------------------------------
      ----------------------------------------------------------
               12/31/01                      -0.19%
      ----------------------------------------------------------
      ----------------------------------------------------------
               12/31/02                     -16.15%
      ----------------------------------------------------------
      ----------------------------------------------------------
               12/31/03                      33.47%
      ----------------------------------------------------------
      ----------------------------------------------------------
               12/31/04                      10.28%
      ----------------------------------------------------------
      ----------------------------------------------------------
               12/31/05                      2.43%
      ----------------------------------------------------------
      ----------------------------------------------------------

               12/31/06                      15.16%

      ----------------------------------------------------------

Oppenheimer Capital Income Fund
6803 South Tucson Way, Centennial, Colorado 80112-3924
1.800.CALL OPP (225.5677)

Statement of Additional Information dated November 29, 2007

      This Statement of Additional Information is not a Prospectus. This
document contains additional information about the Fund and supplements information in the Prospectus dated November 29, 2007. It should be read together with the Prospectus, which may be obtained by writing to the Fund's
Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado
80217, or by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

Contents
                                                                        Page
About the Fund
Additional Information About the Fund's Investment Policies and Risks..
    The Fund's Investment Policies.....................................
    Other Investment Techniques and Strategies.........................
    Investment Restrictions............................................
    Disclosure of Portfolio Holdings...................................
How the Fund is Managed ...............................................
    Organization and History...........................................
    Board of Trustees and Oversight Committees.........................
    Trustees and Officers of the Fund..................................
    The Manager........................................................
Brokerage Policies of the Fund.........................................
Distribution and Service Plans.........................................
Payments to Fund Intermediaries........................................
Performance of the Fund................................................

About Your Account
How To Buy Shares......................................................
How To Sell Shares.....................................................
How To Exchange Shares.................................................
Dividends, Capital Gains and Taxes.....................................
Additional Information About the Fund..................................

Financial Information About the Fund

Report of Independent Registered Public Accounting Firm................
Financial Statements...................................................

Appendix A: Ratings Definitions........................................    A-1
Appendix B: Special Sales Charge Arrangements and Waivers..............    B-1

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

The investment objectives, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of Additional
Information ("SAI") contains supplemental information about those policies and risks and the types of securities that the Fund's investment manager,
OppenheimerFunds, Inc. (the "Manager"), can select for the Fund. Additional information is also provided about the strategies that the Fund can use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Fund's Manager may use in selecting portfolio securities will vary over time. The Fund is not required to use any of the investment techniques and strategies described below at all times in seeking its goals. It can use some of the special investment techniques and strategies at some times or not at all.

      |X| Investments in Equity Securities. In selecting equity investments for the Fund's portfolio, the portfolio manager currently uses a value investing style. In using a value approach, the manager looks for stock and other securities that appear to be temporarily undervalued, by various measures, such as price/earnings ratios. This approach is subject to change and may not necessarily be used in all cases. Value investing seeks stocks having prices that are low in relation to their real worth or future prospects, in the hope that the Fund will realize appreciation in the value of its holdings when other investors realize the intrinsic value of the stock.

      Using value investing requires research as to the issuer's underlying financial condition and prospects. Some of the measures used to identify these securities include, among others:
      o  Price/Earnings ratio, which is the stock's price divided by its earnings per share. A stock having a price/earnings ratio lower than its historical range, or lower than the market as a whole or that of similar companies may offer attractive investment opportunities.
      o  Price/book value ratio, which is the stock price divided by the book value of the company per share. It measures the company's stock price in relation to its asset value.
      o  Dividend Yield, which is measured by dividing the annual dividend by the stock price per share.
      o  Valuation of Assets, which compares the stock price to the value of the company's underlying assets, including their projected value in the marketplace and liquidation value.

      While the Fund currently focuses on securities of issuers having mid-to-large capitalizations, it does not limit its investments in equity securities to issuers having a market capitalization of a specified size or range, and therefore can invest in securities of small-, mid- and large-capitalization issuers. At times, the Fund can focus its equity investments in securities of one or more capitalization ranges, based upon the
Manager's judgment of where the best market opportunities are to seek the
Fund's objectives.

      At times, the market may favor or disfavor securities of issuers of a particular capitalization range, and securities of small capitalization issuers may be subject to greater price volatility in general than securities of larger companies. Therefore, if the Fund has substantial investments in smaller capitalization companies at times of market volatility, the Fund's share price may fluctuate more than that of funds focusing on larger capitalization issuers.

         |_| Rights and Warrants. Warrants are options to purchase stock at set prices. They are generally valid for a limited period of time. Their prices do not necessarily move parallel to the prices of the underlying securities.
Rights are similar to warrants and generally have a short duration. They are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

         |_| Preferred Stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate.
"Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer's common stock.
"Participating" preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases.

      If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.
Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

         |_| Convertible Securities. Convertible securities are debt securities that are convertible into an issuer's common stock. Convertible securities rank senior to common stock in a corporation's capital structure and therefore are subject to less risk than common stock in case of the issuer's bankruptcy or liquidation.

      The value of a convertible security is a function of its "investment value" and its "conversion value." If the investment value exceeds the conversion value, the security will behave more like a debt security, and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security. In that case, it will likely sell at a premium over its conversion value, and its price will tend to fluctuate directly with the price of the underlying security.

      While some convertible securities are a form of debt security, in many cases their conversion feature (allowing conversion into equity securities)
caused them to be regarded by the Manager more as "equity equivalents."  As a result, the rating assigned to the security has less impact on the Manager's investment decision than in the case of non-convertible fixed-income securities.
      To determine whether convertible securities should be regarded as "equity equivalents," the Manager examines the following factors:
o     whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
o     whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis
         (considering the effect of conversion of the convertible securities),
         and
o     the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

|X| Investments in Debt Securities.  The Fund can invest in a variety of domestic and foreign debt securities for current income. Foreign debt securities are subject to the risks of foreign securities described below. In general, fixed-income securities are subject to credit risk and interest rate risk.

            |_| Credit Risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

      The Fund's debt investments can include investment-grade and non-investment-grade bonds (commonly referred to as "junk bonds").
Investment-grade bonds are bonds rated at least "Baa" by Moody's Investors
Service, Inc. ("Moody's"), at least "BBB" by Standard & Poor's Ratings Services
("Standard & Poor's") or Fitch, Inc. ("Fitch"), or have comparable ratings by another nationally-recognized statistical rating organization.

      In making investments in debt securities, the Manager may rely to some extent on the ratings of ratings organizations or it may use its own research to evaluate a security's credit-worthiness. If the securities are unrated, to be considered part of the Fund's holdings of investment-grade securities, they must be judged by the Manager to be of comparable quality to bonds rated as investment-grade by a rating organization.

      |_| Special Risks of Lower-Grade Securities. The Fund can invest up to 25%
of its total assets in "lower grade" debt securities. "Lower-grade" debt securities are those rated below "investment grade," which means they have a rating lower than "Baa" by Moody's or lower than "BBB" by Standard & Poor's or
Fitch, or similar ratings by other rating organizations. If they are unrated, and are determined by the Manager to be of comparable quality to debt securities rated below investment grade, they are included in the limitation on the percentage of the Fund's assets that can be invested in lower-grade securities.
The Fund can invest in securities rated as low as "C" or "D" or which may be in default at the time the Fund buys them. The Fund may invest no more than 10% of its total assets in lower-grade debt securities that are not convertible.

      Some of the special credit risks of lower-grade securities are discussed in the Prospectus. There is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment grade securities. The issuer's low creditworthiness may increase the potential for its insolvency. An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal. In the case of foreign high yield bonds, these risks are in addition to the special risk of foreign investing discussed in the Prospectus and in this Statement of
Additional Information.

      However, the Fund's limitations on buying these investments may reduce the effect of those risks to the Fund, as will the Fund's policy of diversifying its investments. Additionally, to the extent they can be converted into stock, convertible securities may be less subject to some of these risks than non-convertible high yield bonds, since stock may be more liquid and less affected by some of these risk factors.

      While securities rated "Baa" by Moody's or "BBB" by Standard & Poor's or
Fitch are investment grade and are not regarded as junk bonds, those securities may be subject to special risks, and have some speculative characteristics.
Definitions of the debt security ratings categories of Moody's, S&P and Fitch are included in Appendix A to this Statement of Additional Information.

         |_| Interest Rate Risk. Interest rate risk refers to the fluctuations in value of debt securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already-issued debt securities, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

      Fluctuations in the market value of debt securities after the Fund buys them will not affect the interest income payable on those securities (unless the coupon rate is a floating rate pegged to an index or other measure) .
However, those price fluctuations will be reflected in the valuations of the securities, and therefore the Fund's net asset values will be affected by those fluctuations.

      |X| U.S. Government Securities. The Fund can buy securities issued or guaranteed by the U.S. government or its agencies and instrumentalities.
Securities issued by the U.S. Treasury are backed by the full faith and credit of the U.S. government and are subject to very little credit risk. Obligations of U.S. government agencies or instrumentalities (including mortgage-backed securities) may or may not be guaranteed or supported by the "full faith and credit" of the U.S. government.  Some are backed by the right of the issuer to borrow from the U.S. Treasury; others, by discretionary authority of the U.S.
government to purchase the agencies' obligations; while others are supported only by the credit of the instrumentality. If a security is not backed by the full faith and credit of the U.S. government, the owner of the security must look principally to the agency issuing the obligation for repayment and might not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.

         |_| U.S. Treasury Obligations. These include Treasury bills (having maturities of one year or less when issued), Treasury notes (having maturities of from one to ten years), and Treasury bonds (having maturities of more than ten years). Treasury securities are backed by the full faith and credit of the
United States as to timely payments of interest and repayments of principal.
Other U.S. Treasury securities the Fund can buy include U. S. Treasury securities that have been "stripped" by a Federal Reserve Bank, zero-coupon
U.S. Treasury securities described below, and Treasury Inflation-Protection
Securities ("TIPS").

         |_| Treasury Inflation-Protection Securities. The Fund can buy these
U.S. Treasury securities, called "TIPS," that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

         |_| Obligations Issued or Guaranteed by U.S. Government Agencies or
Instrumentalities. These include direct obligations and mortgage related securities that have different levels of credit support from the government.
Some are supported by the full faith and credit of the U.S. government, such as
Government National Mortgage Association pass-through mortgage certificates
(called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National
Mortgage Association bonds ("Fannie Maes").  Others are supported only by the credit of the agency or instrumentality, such as obligations of the Federal Home
Loan Mortgage Corporation ("Freddie Macs").

      |X|   Zero Coupon Securities. The Fund can buy zero-coupon and delayed interest securities, and "stripped" securities. Stripped securities are debt securities whose interest coupons are separated from the security and sold separately. The Fund can buy the following types of zero-coupon or stripped securities, among others: U.S. Treasury notes or bonds that have been stripped of their interest coupons, U.S. Treasury bills issued without interest coupons, and certificates representing interests in stripped securities.

      Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches. Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their prices are generally more volatile than the prices of other debt securities. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      The Fund's investment in zero-coupon securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

      |X| Asset-Backed Securities. Asset-backed securities are fractional interests in pools of assets, typically accounts receivable or consumer loans.
They are issued by trusts or special-purpose corporations. They are similar to mortgage-related securities, described below, and are backed by a pool of assets that consist of obligations of individual borrowers. The income from the pool is passed through to the holders of participation interests in the pools.
The pools may offer a credit enhancement, such as a bank letter of credit, to try to reduce the risks that the underlying debtors will not pay their obligations when due. However, the enhancement, if any, might not be for the full par value of the security. If the enhancement is exhausted and any required payments of interest or repayments of principal are not made, the Fund could suffer losses on its investment or delays in receiving payment.

      The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted. The risks of investing in asset-backed securities are ultimately related to payment of underlying loans by the individual borrowers. As a purchaser of an asset-backed security, the
Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which may shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as in the case of mortgage-backed securities and CMOs, described below. Unlike mortgage-backed securities, asset-backed securities typically do not have the benefit of a security interest in the underlying collateral.

      |X| Mortgage-Related Securities. Mortgage-related securities are collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by government agencies or entities or by private issuers. These securities include collateralized mortgage obligations ("CMOs"), mortgage pass-through securities, stripped mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs") and other real-estate related securities.

      Mortgage-related securities that are issued or guaranteed by agencies or instrumentalities of the U.S. government have relatively little credit risk
(depending on the nature of the issuer) but are subject to interest rate risks and prepayment risks, as described in the Prospectus.

      As with other debt securities, the prices of mortgage-related securities tend to move inversely to changes in interest rates. The Fund can buy mortgage-related securities that have interest rates that move inversely to changes in general interest rates, based on a multiple of a specific index.
Although the value of a mortgage-related security may decline when interest rates rise, the converse is not always the case.

      In periods of declining interest rates, mortgages are more likely to be prepaid. Therefore, a mortgage-related security's maturity can be shortened by unscheduled prepayments on the underlying mortgages. Therefore, it is not possible to predict accurately the security's yield. The principal that is returned earlier than expected may have to be reinvested in other investments having a lower yield than the prepaid security. Therefore, these securities may be less effective as a means of "locking in" attractive long-term interest rates, and they may have less potential for appreciation during periods of declining interest rates, than conventional bonds with comparable stated
maturities.

      Prepayment risks can lead to substantial fluctuations in the value of a mortgage-related security. In turn, this can affect the value of the Fund's shares. If a mortgage-related security has been purchased at a premium, all or part of the premium the Fund paid may be lost if there is a decline in the market value of the security, whether that results from interest rate changes or prepayments on the underlying mortgages. In the case of stripped mortgage-related securities, if they experience greater rates of prepayment than were anticipated, the Fund may fail to recoup its initial investment on the security.

      During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity. Generally, that would cause the value of the security to fluctuate more widely in response to changes in interest rates. If the prepayments on the
Fund's mortgage-related securities were to decrease broadly, the Fund's effective duration, and therefore its sensitivity to interest rate changes, would increase.

      As with other debt securities, the values of mortgage-related securities may be affected by changes in the market's perception of the creditworthiness of the entity issuing the securities or guaranteeing them. Their values may also be affected by changes in government regulations and tax policies.

      o Collateralized Mortgage Obligations. CMOs are multi-class bonds that are backed by pools of mortgage loans or mortgage pass-through certificates.
They may be collateralized by:
(1)   pass-through certificates issued or guaranteed by Ginnie Mae, Fannie Mae, or Freddie Mac,
(2)   unsecuritized mortgage loans insured by the Federal Housing
               Administration or guaranteed by the Department of Veterans'
               Affairs,
(3)   unsecuritized conventional mortgages,
(4)   other mortgage-related securities, or
(5)   any combination of these.

      The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in different ways.  Each class of
CMO, referred to as a "tranche," is issued at either a fixed coupon rate or a variable coupon rate and each class has a stated maturity or final distribution date. Variable coupon rates move in the same direction as a referenced rate or index (a "floating rate CMO") or in the opposite direction of a reference rate or index (an "inverse floating rate CMO").  Floating rate CMOs typically have a cap on the coupon rate.  Inverse floating rate CMOs are usually much more volatile than fixed or floating rate CMOs. Principal prepayments on the underlying mortgages may cause the CMO to be retired much earlier than the stated maturity or final distribution date.

      o Forward Rolls. The Fund can enter into "forward roll" transactions with respect to mortgage-related securities (also referred to as "mortgage dollar rolls"). In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security
(the same type of security, and having the same coupon and maturity) at a later date at a set price. The securities that are repurchased will have the same interest rate as the securities that are sold, but typically will be collateralized by different pools of mortgages (with different prepayment histories) than the securities that have been sold. Proceeds from the sale are invested in short-term instruments, such as repurchase agreements. The income from those investments, plus the fees from the forward roll transaction, are expected to generate income to the Fund in excess of the yield on the securities that have been sold.

      The Fund will only enter into "covered" rolls. To assure its future payment of the purchase price, the Fund will identify on its books liquid assets in an amount equal to the payment obligation under the roll.

      These transactions have risks. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. It is possible that the market value of the securities the Fund sells may decline below the price at which the
Fund is obligated to repurchase securities.

      |X| "Stripped" Mortgage-Related Securities. The Fund can invest in stripped mortgage-related securities that are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities. Each has a specified percentage of the underlying security's principal or interest payments. These are a form of derivative investment.

      Mortgage securities may be partially stripped so that each class receives some interest and some principal. However, they may be completely stripped. In that case all of the interest is distributed to holders of one type of security, known as an "interest-only" security, or "I/O," and all of the principal is distributed to holders of another type of security, known as a
"principal-only" security or "P/O." Strips can be created for pass-through certificates or CMOs.

      The yields to maturity of I/Os and P/Os are very sensitive to principal repayments (including prepayments) on the underlying mortgages. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund might not fully recoup its investment in an I/O based on those assets. If underlying mortgages experience less than anticipated prepayments of principal, the yield on the P/Os based on them could decline substantially.

      |X|Event-Linked Bonds. The Fund may invest in "event-linked bonds."
Event-linked bonds, which are sometimes referred to as "catastrophe bonds," are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss.  For some event-linked bonds, the trigger event may be based on company-wide losses, index-portfolio losses, industry index or parametric
(readings of scientific instruments) loss.  If a trigger event causes losses exceeding a specific amount in the time period specified in a bond, the Fund may lose a portion or all of its investment.  If no trigger event occurs, the
Fund will recover its principal plus interest.

Event-linked bonds may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities.  Often event-linked bonds provide for mandatory or optional extensions of maturity, at the discretion of the issuer, in order to process and audit loss claims in those cases when a trigger event has occurred or is likely to have occurred.  An extension of maturity may increase a bond's volatility.

Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.  Event-linked bonds may also be subject to liquidity risk.  Lack of a liquid market may result in higher transaction costs and the possibility that the Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated by one or more nationally recognized statistical rating organization and the Fund will only invest in event-linked bonds that meet the credit quality requirements for the
Fund.

      |X| Real Estate Investment Trusts (REITs). The Fund can invest in real estate investment trusts, as well as real estate development companies and operating companies. It can also buy shares of companies engaged in other real estate businesses. REITs are trusts that sell shares to investors and use the proceeds to invest in real estate. A REIT may focus on a particular project, such as a shopping center or apartment complex, or may buy properties located in a particular geographic region.

      |X| Publicly Traded Partnerships; Master Limited Partnerships. The Fund
may invest in publicly traded limited partnerships such as master limited partnerships ("MLPs"). MLPs issue units that are registered with the Securities and Exchange Commission (the "SEC") and are freely tradable on a securities exchange or in the over-the-counter market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The general partner or partners are jointly and severally responsible for the liabilities of the MLP. The Fund invests as a limited partner, and normally would not be liable for the debts of an MLP beyond the amounts the Fund has contributed but it would not be shielded to the same extent that a shareholder of corporation would be. In certain circumstances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. This right of an MLP's creditors would continue even after the Fund had sold its investment in the partnership. MLPs typically invest in real estate, oil and gas and equipment leasing assets, but they also finance entertainment, research and development, and other projects.

The Fund currently invests in MLPs that are taxed as corporations for United
States federal tax purposes and that make distributions in additional shares rather than cash.  Because these distributions of additional shares will be made proportionately to all owners of shares, the receipt of these additional shares will not be included in the gross income of an owner of shares for
United States federal income tax purposes. When the Fund as an owner of the shares of such an MLP receives additional shares, it will be required to allocate its tax basis in its shares of the MLP equally between shares that the
Fund already owns and the new additional shares received.  Gain or loss recognized by the Fund as an owner of shares, on the sale or other disposition of a share will generally be taxable as capital gain or loss.

As a regulated investment company, the Fund is required to derive at least 90%
of its gross income for every taxable year from qualifying income. As an owner of shares of an MLP, the Fund will not report on its United States federal income tax return any of an MLP's items of income, gain, loss and deduction.
Thus, ownership of shares by the Fund will not result in income which is not qualifying income to the fund that elects to qualify as a regulated investment company for federal tax purposes.  Furthermore, any gain from the sale or other disposition of the shares of an MLP that the Fund owns, and the associated purchase rights, will qualify for purposes of that 90% test. Finally, shares, and the associated purchase rights, will constitute qualifying assets to mutual funds which also must own at least 50% qualifying assets at the end of each quarter.

      |X| Foreign Securities. The Fund can purchase equity and debt securities issued or guaranteed by foreign companies or foreign governments or their agencies. "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities of foreign governments. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets. The debt obligations of a foreign government and its agencies and instrumentalities may or may not be supported by the full faith and credit of the foreign government.

      Securities of foreign issuers that are represented by American Depository
Receipts or that are listed on a U.S. securities exchange or traded in the U.S.
over-the-counter markets are not considered "foreign securities" for the purpose of the Fund's investment allocations. That is because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S.
markets.

         |_| Risks of Foreign Investing. Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:
o     reduction of income by foreign taxes;

o     fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example, currency blockage)
         or due to currency devaluation;

o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater volatility and less liquidity on foreign markets than in the
         U.S.;
o     less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
      o                 increased risks of delays in settlement of portfolio
         transactions or loss of certificates for portfolio securities;
o     possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

|X|   Passive Foreign Investment Companies.  Some securities of corporations domiciled outside the U.S. which the Fund may purchase, may be considered passive foreign investment companies ("PFICs") under U.S. tax laws. PFICs are those foreign corporations which generate primarily passive income. They tend to be growth companies or "start-up" companies. For federal tax purposes, a corporation is deemed a PFIC if 75% or more of the foreign corporation's gross income for the income year is passive income or if 50% or more of its assets are assets that produce or are held to produce passive income. Passive income is further defined as any income to be considered foreign personal holding company income within the subpart F provisions defined by IRCss.954.

      Investing in PFICs involves the risks associated with investing in foreign securities, as described above. There are also the risks that the Fund may not realize that a foreign corporation it invests in is a PFIC for federal tax purposes. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. Following industry standards, the
Fund makes every effort to ensure compliance with federal tax reporting of these investments. PFICs are considered foreign securities for the purposes of the Fund's minimum percentage requirements or limitations of investing in foreign securities.

      Subject to the limits under the Investment Company Act of 1940, as amended (the "Investment Company Act"), the Fund may also invest in foreign mutual funds which are also deemed PFICs (since nearly all of the income of a mutual fund is generally passive income). Investing in these types of PFICs may allow exposure to various countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein.

      In addition to bearing their proportionate share of a fund's expenses
(management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Additional risks of investing in other investment companies are described below under "Investment in Other Investment
Companies."

      Derivatives.  The Fund can invest in a variety of derivative investments, including swaps, "structured" notes, convertible notes, options, forward contracts and futures contracts, to seek income or for hedging purposes. The use of derivatives requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management.  If the Manager uses a derivative instrument at the wrong time or judges market conditions incorrectly, the use of derivatives may reduce the
Fund's return.

      Although it is not obligated to do so, the Fund can use derivatives to hedge.  To attempt to protect against declines in the market value of the
Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, the Fund could:

o     sell futures contracts,

         buy puts on such futures or on securities, or
         write covered calls on securities or futures.  Covered calls may also be used to increase the Fund's income, but the Manager does not expect to engage extensively in that practice.

      The Fund can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case the Fund would normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the Fund could:

         buy futures, or
         buy calls on such futures or on securities.

      The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market.  The particular hedging strategies the Fund can use are described below.  The Fund may employ new hedging strategies when they are developed, if those investment methods are consistent with the Fund's investment objectives and are permissible under applicable regulations governing the Fund.

         "Structured" Notes. The Fund can invest in "structured" notes, which are specially-designed derivative debt investments whose principal payments or interest payments are linked to the value of an underlying asset, such as an equity or debt security, currency, or commodity, or non-asset reference, such as an interest rate or index. The terms of the instrument may be "structured"
by the purchaser (the Fund) and the borrower issuing the note.

         The values of these notes will fall or rise in response to changes in the values of the underlying asset or reference and the Fund might receive less principal or interest if the underlying asset or reference does not perform as anticipated.  In some cases, these notes may pay an amount based on a multiple of the relative change in value of the asset or reference.  This type of note offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

         The values of these notes are also subject to both credit risk (if the counterparty fails to meet its obligations) and interest rate risk and therefore the Fund could receive more or less than it originally invested when a note matures.  The prices of these notes may be very volatile and they may have a limited trading market, making it difficult for the Fund to value them or sell them at an acceptable price.

o     Swaps.  The Fund may enter into swap agreements, including interest rate, total return, credit default and volatility swaps.  Swap agreements are two-party contracts entered into primarily by institutional investors for a specified period of time typically ranging from a few weeks to more than one year.  In a standard swap transaction, two parties agree to exchange the returns (or the difference between the returns) earned or realized on a particular asset, such as an equity or debt security, commodity or currency, or non-asset reference, such as an interest rate or index.  The swapped returns are generally calculated with respect to a notional amount, that is, the return on a particular dollar amount invested in the underlying asset or reference.
The Fund may enter into swaps, including credit default swaps, that refer to an asset that the Fund does not own.  The Fund may enter into a swap agreement to, among other reasons, gain exposure to certain markets in the most economical way possible, protect against currency fluctuations, or reduce risk arising from ownership of a particular security or instrument.  The Fund will identify liquid assets on the Fund's books (such as cash or U.S. government securities)
to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

      The Fund may enter into swap transactions with certain counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Fund and that counterparty shall be regarded as parts of an integral agreement. If amounts are payable on a particular date in the same currency in respect of more than one swap transaction, the amount payable shall be the net amount. In addition, the master netting agreement may provide that if one party defaults generally or on any swap, the counterparty can terminate all outstanding swaps with that party.
      The use of swap agreements by the Fund entails certain risks. The swaps market is generally unregulated.  There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments and may be considered illiquid by the Fund.  Swap agreements entail credit risk arising from the possibility that the counterparty will default.  If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.  The Manager will monitor the creditworthiness of counterparties to the Fund's swap transactions on an ongoing basis. The Fund's successful use of swap agreements is dependent upon the Manager's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.  Swap agreements may effectively add leverage to the Fund's portfolio because the Fund would be subject to investment exposure on the notional amount of the swap.

o     Interest Rate Swaps.  The Fund may enter into interest rate swaps. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they might swap the right to receive floating rate payments for fixed rate payments.  There is a risk that, based on movements of interest rates, the payments made by the
Fund under a swap agreement will be greater than the payments it receives.

o     Total Return Swaps.  The Fund may enter into total return swaps, under which one party agrees to pay the other the total return of a defined underlying asset, such as a security or basket of securities, or non-asset reference, such as a securities index, during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from different underlying assets or references.  Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated by the Manager.

o     Credit Default Swaps. The Fund may enter into credit default swaps.  A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer's failure to make timely payments of interest or principal, bankruptcy or restructuring.  The Fund may seek to enhance returns by selling protection or attempt to mitigate credit risk by buying protection against the occurrence of a credit event by a specified issuer.  The
Fund may enter into credit default swaps, both directly ("unfunded swaps") and indirectly ("funded swaps") in the form of a swap embedded within a structured security. Unfunded and funded credit default swaps may refer to a single security or a basket of securities.  Credit default swaps may refer to permissible investments indentified in the Prospectus and this SAI, including mortgage-related securities.

      If the Fund buys credit protection using a credit default swap and a credit event occurs, the Fund will deliver the defaulted bonds underlying the swap and the swap counterparty will pay the par amount of the bonds.  If the
Fund sells credit protection using a credit default swap and a credit event occurs, the Fund will pay the par amount of the defaulted bonds underlying the swap and the swap counterparty will deliver the bonds.  If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bonds, and the fixed payments are then made on the reduced notional amount.

      Risks of credit default swaps include counterparty credit risk (if the counterparty fails to meet its obligations) and the risk that the Fund will not properly assess the cost of the instrument based on the lack of transparency in the market.  If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay par value on defaulted bonds.  If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.  In addition, if the Fund is buying credit protection and a credit event does occur, there is a risk when the Fund does not own the underlying security, that the Fund will have difficulty acquiring the bond on the open market and may receive adverse pricing.

o     Volatility Swap Contracts.  The Fund may enter into volatility swaps to hedge the direction of volatility in a particular asset or non-asset reference, or for other non-speculative purposes.  For volatility swaps, counterparties agree to buy or sell volatility at a specific level over a fixed period.
Volatility swaps are subject to credit risks (if the counterparty fails to meet its obligations), and the risk that the Manager is incorrect in forecasts of volatility of the underlying asset or reference.

o     Swap Options and Swap Forwards.  The Fund also may enter into options on swaps as well as forwards on swaps.  A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement on pre-designated terms.  The Fund may write (sell) and purchase put and call swap options.  A swap forward is an agreement to enter into a swap agreement at some point in the future, usually three to six months from the date of the contract.

        The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.  The Fund generally will incur a greater risk when it writes a swap option than when it purchases a swap option.  When the Fund purchases a swap option it risks losing only the amount of the premium they have paid if the Fund lets the option expire unexercised.  When the Fund writes a swap option it will become obligated, upon exercise of the option by the counterparty, according to the terms of the underlying agreement.

            o Futures. The Fund can buy and sell futures contracts that relate to debt securities (these are referred to as "interest rate futures"), broadly-based securities indices ("stock index futures" and "bond index futures"), foreign currencies, commodities and an individual stock ("single stock futures").

      A broadly-based stock index is used as the basis for trading stock index futures. They may in some cases be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the securities included in the index and its value fluctuates in response to the changes in value of the underlying securities. A stock index cannot be purchased or sold directly. Bond index futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Similarly, a single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

      The Fund can invest a portion of its assets in commodity futures contracts. Commodity futures may be based upon commodities within five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3)
agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4) industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc; and (5) precious metals, which includes gold, platinum and silver. The Fund may purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.

      No money is paid or received by the Fund on the purchase or sale of a future. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant (the
"futures broker"). Initial margin payments will be deposited with the Fund's custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to expiration of the future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Fund. Any loss or gain on the future is then realized by the Fund for tax purposes. All futures transactions (except forward contracts)
are effected through a clearinghouse associated with the exchange on which the contracts are traded.

      o Put and Call Options. The Fund can buy and sell exchange-traded and over-the-counter put options ("puts") and call options ("calls"), including index options, securities options, currency options, commodities options and options on futures.

            o Writing Call Options.  The Fund may write (that is, sell) calls.
If the Fund sells a call option, it must be covered. That means the Fund must own the security subject to the call while the call is outstanding, or the call must be covered by segregating liquid assets to enable the Fund to satisfy its obligations if the call is exercised. There is no limit on the amount of the
Fund's total assets that may be subject to covered calls the Fund writes.

      When the Fund writes a call on a security, it receives cash (a premium).
The Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has the risk of loss that the price of the underlying security may decline during the call period.
That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index, it receives cash (a premium). If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specific multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case, the Fund would keep the cash premium.

      The Fund's custodian bank, or a securities depository acting for the custodian, will act as the Fund's escrow agent, through the facilities of the
Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when the Fund enters into a closing transaction.

      When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (i.e., the option is "in the money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the market-to-market value of the underlying security, unless the option is subject to a buy-back agreement with the executing broker.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the
Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction. The Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. Then distributed by the Fund they are taxable as ordinary income. If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

      The Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by segregating an equivalent dollar amount of liquid assets as identified in the Fund's books.
The Fund will segregate additional liquid assets if the value of the segregated assets drops below 100% of the current value of the future. Because of this segregation requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

            o Writing Put Options.  The Fund may write (that is, sell) put options.
A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. A put must be covered by segregated liquid assets.

      If the Fund writes a put, the put must be covered by liquid assets identified in the Fund's books. The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price. However, the Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price.

      If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

      When writing a put option on a security, to secure its obligation to pay for the underlying security the Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Fund to take delivery of the underlying security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by the
Fund, are taxable as ordinary income.

            o Purchasing Puts and Calls.  The Fund may purchase call options.
When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.

      The Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call. If the Fund does not exercise the call or sell it
(whether or not at a profit), the call will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

      The Fund can buy puts whether or not it owns the underlying investment.
When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.

      Buying a put on an investment the Fund does not own (such as an index or a future) permits the Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

      Buying a put on securities or futures the Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment. However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

      When the Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally)
rather than on price movements in individual securities or futures contracts.

      o Buying and Selling Options on Foreign Currencies. The Fund can buy and
sell exchange-traded and over-the-counter put options and call options on foreign currencies.  The Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

      If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund's position. The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

      A call the Fund writes on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

      The Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a "cross-hedging" strategy. In those circumstances, the Fund covers the option by maintaining cash, U.S.
government securities or other liquid, high grade debt securities in an amount equal to the exercise price of the option, in a segregated account with the
Fund's custodian bank.

      o Risks of Hedging with Options and Futures. The use of hedging strategies requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the
Manager uses a hedging strategy at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

      The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's securities. For example, it is possible that while the Fund has used derivative instruments in a short hedge, the market may advance and the value of the securities held in the Fund's portfolio might decline. If that occurred, the Fund would lose money on the derivative instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the derivative instruments are based.
      The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index.
To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use derivative instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets.
First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets.
Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

      The Fund can use derivative instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market might decline. If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedge position that is not offset by a reduction in the price of the securities purchased.

      o  Forward Contracts. Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. The Fund can use them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the
U.S. dollar and a foreign currency. The Fund can also use "cross-hedging" where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

      Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties.
The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

      The Fund may use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance.
Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

      When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to "lock-in" the
U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

      The Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge." When the Fund believes that a foreign currency might suffer a substantial decline against the
U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in that foreign currency. When the Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, the Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S.
dollar value of the currency in which portfolio securities of the Fund are denominated. That is referred to as a "cross hedge."

      The Fund will cover its short positions in these cases by identifying on its books assets having a value equal to the aggregate amount of the Fund's commitment under forward contracts. The Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

      However, to avoid excess transactions and transaction costs, the Fund may maintain a net exposure to forward contracts in excess of the value of the
Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess. As one alternative, the Fund may purchase a call option permitting the
Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contact price.

      The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the "spot" (that is, cash) market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

      The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transactions costs. The use of forward contracts in this manner might reduce the Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

      At or before the maturity of a forward contract requiring the Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The costs to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

      Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

      o Regulatory Aspects of Certain Derivative Instruments. The Commodities
Futures Trading Commission (the "CFTC") recently eliminated limitations on futures trading by certain regulated entities including registered investment companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator. The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act ("CEA"). The Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the Fund's investment advisor (as they may be amended from time to time), and as otherwise set forth in the Fund's prospectus or this SAI.

      Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's advisor). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under the Investment Company Act, when the Fund purchases a future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it.

      o Tax Aspects of Certain Derivative Instruments. Certain foreign currency exchange contracts in which the Fund may invest are treated as "Section 1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40%
short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the Fund at the end of each taxable year are
"marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue
Code. An election can be made by the Fund to exempt those transactions from this mark-to-market treatment.

      Certain forward contracts the Fund enters into may result in "straddles"
for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions.
Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:
(1)   gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, and
(2)   gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

      Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the
Internal Revenue Code for that trade, which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

Other Investment Techniques and Strategies. In seeking its objective, the Fund can from time to time employ the types of investment strategies and investments described below. It is not required to use all of these strategies at all times and at times may not use them.

      |X| Investing in Small, Unseasoned Companies. The Fund can invest in securities of small, unseasoned companies. These are companies that have been in operation for less than three years, including the operations of any predecessors. Securities of these companies may be subject to volatility in their prices. They may have a limited trading market, which may adversely affect the Fund's ability to dispose of them and can reduce the price the Fund might be able to obtain for them. Other investors that own a security issued by a small, unseasoned issuer for which there is limited liquidity might trade the security when the Fund is attempting to dispose of its holdings of that security. In that case the Fund might receive a lower price for its holdings than might otherwise be obtained.

      |X| "When-Issued" and "Delayed-Delivery" Transactions. The Fund can
invest in securities on a "when-issued" basis and can purchase or sell securities on a "delayed-delivery" basis. When-issued and delayed-delivery are terms that refer to securities whose terms and indenture have been created, but the securities are not available for immediate delivery even though the market for them exists.

      When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date. The securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause a loss to the Fund. During the period between purchase and settlement, no payment is made by the Fund to the issuer, and no interest accrues to the Fund from the investment until it receives the security at settlement.

      The Fund can engage in when-issued transactions to secure what the
Manager considers to be an advantageous price and yield at the time the Fund enters into the obligation. When the Fund enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction. Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield the Manager considers to be advantageous.

      When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although the Fund will enter into delayed-delivery or when-issued purchase transactions to acquire securities, it can dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

      At the time the Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining the
Fund's net asset value. In a sale transaction, it records the proceeds to be received. The Fund will identify on its books liquid assets at least equal in value to the value of the Fund's purchase commitments until the Fund pays for the investment.

      When issued and delayed-delivery transactions can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

      |X| Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions.

      In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Fund's Manager from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. The Fund will not enter into a repurchase agreement having a maturity beyond seven days that causes more than 10% of its net assets to exceed that limit subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase agreements, considered "loans" under the Investment Company
Act are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other affiliated mutual funds managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

      |X| Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's illiquid or restricted investments. To enable the Fund to sell its holdings of a restricted security not registered under the Securities Act of 1933, the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

      The Fund can acquire restricted securities through private placements.
Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to value or to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of
1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid.

      Illiquid securities include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

      |X| Loans of Portfolio Securities. The Fund can lend its portfolio securities to certain types of eligible borrowers approved by the Board of
Trustees. It might do so to try to provide income or to raise cash for liquidity purposes. These loans are limited to not more than 25% of the value of the Fund's total assets. The Fund presently does not intend to lend its securities in the coming year, but if it does, the value of the loaned securities is not expected to exceed 5% of the value of the Fund's total assets.

      The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the market value of the loaned securities. It must consist of cash, bank letters of credit or securities of the U.S. government or its agencies or instrumentalities in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.  The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities.

      When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities during the term of the loan. It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on any short-term debt securities purchased with cash collateral. Either type of interest may be shared with the borrower. The
Fund may also pay reasonable finder's, custodian and administrative fees in connection with these loans. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter. The Fund will be responsible for risks associated with the investment of cash collateral including the risk that the value of the investment decreases.

      |X| Temporary Defensive and Interim Investments. In times of adverse or unstable market, economic or political conditions, the Fund can invest up to
100% of its assets in temporary investments that are inconsistent with the
Fund's principal investment strategies. The Fund's temporary defensive investments can include debt securities such as: (i) U.S. Treasury bills or other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; (ii) commercial paper rated A-3 or higher by Standard &
Poor's or P-3 or higher by Moody's; (iii) certificates of deposit or bankers'
acceptances or other obligations of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements.

      |X| Investment in Other Investment Companies. The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act that apply to those types of investments. For example, the Fund can invest in Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange. The Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded Funds' portfolio, at times when the Fund may not be able to buy those portfolio securities directly.

      Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act. The
Fund does not intend to invest in other investment companies unless the Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges. As a shareholder of an investment company, the
Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses. The Fund does not anticipate investing a substantial amount of its net assets in shares of other investment companies.

      |X| Portfolio Turnover. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Fund's portfolio turnover rate will fluctuate from year to year. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal
Revenue Code. The Financial Highlights table at the end of the Prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

Investment Restrictions

      |X| What Are "Fundamental Policies?"  Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
      o  67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
      o  more than 50% of the outstanding shares.

      The Fund's investment objectives are fundamental policies. Other policies described in the Prospectus or this Statement of Additional Information are
"fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

      |X| Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund.

      o  The Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. That restriction applies to 75% of the Fund's total assets. The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

      o  The Fund cannot invest in physical commodities or physical commodity contracts. However, the Fund can buy and sell hedging instruments that are permitted by any of its other investment policies. The Fund can also buy and sell options, futures and other instruments backed by physical commodities or the investment return from which is linked to changes in the price of physical commodities.

      o  The Fund cannot concentrate investments. That means it cannot invest
25% or more of its total assets in any industry.

      o  The Fund cannot borrow money in excess of 33-1/3% of the value of its total assets. The Fund may borrow only from banks and/or affiliated investment companies. With respect to this fundamental policy, the Fund can borrow only if it maintains a 300% ratio of assets to borrowing at all times in the manner set forth in the Investment Company Act.

      o  The Fund cannot make loans except (a) through lending of securities,
(b) through the purchase of debt instruments or similar evidence of indebtedness, and (c) through repurchase agreements.

      o  The Fund cannot invest in real estate or in interests in real estate.
However, the Fund can purchase securities of issuers holding real estate or interests in real estate (including securities of real estate investment trusts).

      o  The Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.
      o  The Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

o     The Fund cannot make loans, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except in the case of borrowing and investments in illiquid securities). The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

      |X| Does the Fund Have Additional Restrictions That Are Not "Fundamental"
Policies? The Fund has an additional operating policy that is not
"fundamental," and which can be changed by the Board of Trustees without shareholder approval:

      o  The Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1) of the Investment Company Act.

      For purposes of the Fund's policy not to concentrate its investments as described above, the Fund has adopted classifications of industries and groups of related industries.  This is not a fundamental policy.

Disclosure of Portfolio Holdings.  The Fund has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of the Manager, Distributor and Transfer
Agent. These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and
(b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

o     Public Disclosure. The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters in its semi-annual report to shareholders, its annual report to shareholders, or its Statements of Investments on Form N-Q.
         Those documents are publicly available at the SEC. In addition, the top 20 month-end holdings may be posted on the OppenheimerFunds'
         website at www.oppenheimerfunds.com (select the Fund's name under the
         "View Fund Information for:" menu) with a 15-day lag.  The Fund may release a more restrictive list of holdings (e.g., the top five or top
         10 portfolio holdings) or may release no holdings if that is in the best interests of the Fund and its shareholders.  Other general information about the Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted.

      Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the
Fund's behalf.

The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be
"compensation" or "consideration" for these purposes. It is a violation of the
Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

A list of the top 20 portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than 15 days after month-end.

Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below. If the Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of Fund portfolio holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Manager's
         Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2)
is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Manager, Distributor, or Transfer
Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Fund's Manager, Distributor and Transfer Agent who need to have access to such information (as determined by senior officers of such entity),
o     The Fund's independent registered public accounting firm,
o     Members of the Fund's Board and the Board's legal counsel,
o     The Fund's custodian bank,
o     A proxy voting service designated by the Fund and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity.
Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the Fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio trading, and (2) by the members of the Manager's Security
Valuation Group and Accounting Departments in connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions (purchases and sales)

o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Fund's regular pricing services)
o     Dealers to obtain price quotations where the Fund is not identified as the owner.

Portfolio holdings information (which may include information on the Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the Manager,
Distributor, or Transfer Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,

o     Response to regulatory requests for information (the SEC, Financial
         Industry Regulatory Authority ("FINRA"), state securities regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes),

o     To potential sub-advisers of portfolios (pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o     Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

      Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial intermediary representatives.

The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the
Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

                                        1

Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the Fund's then-current policy on approved methods for communicating confidential information, including but not limited to the Fund's policy as to use of secure e-mail technology.

The Chief Compliance Officer (the "CCO") of the Fund and the Manager,
Distributor, and Transfer Agent shall oversee the compliance by the Manager,
Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Fund has been made during the preceding year pursuant to these policies. The CCO shall report to the Fund's Board any material violation of these policies and procedures and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the
Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

ABG Securities              Fortis Securities         Pacific Crest Securities
ABN AMRO                    Fox-Pitt, Kelton          Pacific Growth Equities
AG Edwards                  Friedman, Billing, Ramsey Petrie Parkman
American Technology ResearchFulcrum Global Partners   Pictet
Auerbach Grayson            Garp Research             Piper Jaffray Inc.
Banc of America Securities  George K Baum & Co.       Prager Sealy & Co.
Barclays                    Goldman Sachs             Prudential Securities
Bear Stearns                HSBC                      Ramirez & Co.
Belle Haven                 ING Barings               Raymond James
Bloomberg                   ISI Group                 RBC Capital Markets
BNP Paribas                 ITG                       RBC Dain Rauscher
BS Financial Services       Janney Montgomery         Research Direct
Buckingham Research Group   Jefferies                 Reuters
Caris & Co.                 JP Morgan Securities      Robert W. Baird
CIBC World Markets          JPP Eurosecurities        Roosevelt & Cross
Citigroup Global Markets    Keefe, Bruyette & Woods   Russell
Collins Stewart             Keijser Securities        Ryan Beck & Co.
Craig-Hallum Capital Group  Kempen & Co. USA Inc.     Sanford C. Bernstein
LLC
Credit Agricole Cheuvreux   Kepler Equities/Julius    Scotia Capital Markets
N.A. Inc.                   Baer Sec
Credit Suisse               KeyBanc Capital Markets   Societe Generale
Cowen & Company             Leerink Swan              Soleil Securities Group
Daiwa Securities            Lehman Brothers           Standard & Poors
Davy                        Loop Capital Markets      Stifel Nicolaus
Deutsche Bank Securities    MainFirst Bank AG         Stone & Youngberg
Dresdner Kleinwort          Makinson Cowell US Ltd    SWS Group
Wasserstein
Emmet & Co                  Maxcor Financial          Taylor Rafferty
Empirical Research          Merrill Lynch             Think Equity Partners
Enskilda Securities         Midwest Research          Thomson Financial
Essex Capital Markets       Mizuho Securities         Thomas Weisel Partners
Exane BNP Paribas           Morgan Stanley            UBS
Factset                     Morningstar               Wachovia Securities
Fidelity Capital Markets    Natexis Bleichroeder      Wescott Financial
Fimat USA Inc.              Ned Davis Research Group  William Blair
First Albany                Nomura Securities         Yieldbook
Fixed Income Securities

How the Fund is Managed

Organization and History.  The Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest.  The Fund was organized as a Maryland corporation in 1967 and was reorganized as a Massachusetts business trust in August 1986.

|X|   Classes of Shares. The Trustees are authorized, without shareholder approval, to create new series and classes of shares, to reclassify unissued shares into additional series or classes and to divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights, preemptive rights or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has four classes of shares: Class A, Class B, Class C, and Class N. All classes invest in the same investment portfolio. Only retirement plans may purchase Class N shares. Each class of shares:

o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     will generally have a different net asset value,
o     will generally have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally, on matters submitted to a vote of shareholders. Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

|X|   Meetings of Shareholders. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may hold shareholder meetings from time to time on important matters or when required to do so by the Investment Company Act or other applicable law. Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Fund, to remove a
 Trustee or to take other action described in the Fund's Declaration of Trust.

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the
Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

|X|   Shareholder and Trustee Liability. The Fund's Declaration of Trust
contains an express disclaimer of shareholder or Trustee liability for the
Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.
Massachusetts law permits a shareholder of a business trust (such as the Fund)
to be held personally liable as a "partner" under certain circumstances.
However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund and that the
Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of
Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

      The Board of Trustees has an Audit Committee, a Review Committee and a
Governance Committee. Each committee is comprised solely of Trustees who are not
"interested persons" under the Investment Company Act (the "Independent
Trustees"). The members of the Audit Committee are Edward L. Cameron (Chairman),
George C. Bowen, Robert J. Malone and F. William Marshall, Jr. The Audit
Committee held 7 meetings during the Fund's fiscal year ended August 31, 2007.
The Audit Committee furnishes the Board with recommendations regarding the selection of the Fund's independent registered public accounting firm (also referred to as the "independent Auditors"). Other main functions of the Audit
Committee, outlined in the Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent Auditors regarding the Fund's internal accounting procedures and controls;
(iii) reviewing reports from the Manager's Internal Audit Department; (iv)
reviewing certain reports from and meet periodically with the Funds' Chief
Compliance Officer; (v) maintaining a separate line of communication between the
Fund's independent Auditors and the Independent Trustees; (vi) reviewing the independence of the Fund's independent Auditors; and (vii) pre-approving the provision of any audit or non-audit services by the Fund's independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Fund, the Manager and certain affiliates of the Manager.

      The Review Committee is comprised solely of Independent Trustees. The members of the Review Committee are Sam Freedman (Chairman), Jon S. Fossel and
Beverly L. Hamilton. The Review Committee held 5 meetings during the Fund's fiscal year ended August 31, 2007. Among other duties, as set forth in the
Review Committee's Charter, the Review Committee reports and makes recommendations to the Board concerning the fees paid to the Fund's transfer agent and the Manager and the services provided to the Fund by the transfer agent and the Manager. The Review Committee also reviews the adequacy of the
Fund's Codes of Ethics, the Fund's investment performance as well as the policies and procedures adopted by the Fund to comply with the Investment Company Act and other applicable law.

      The Governance Committee is comprised solely of Independent Trustees. The members of the Governance Committee are Robert J. Malone (Chairman), William
Armstrong, Beverly L. Hamilton and F. William Marshall, Jr. The Governance
Committee held 2 meetings during the Fund's fiscal year ended August 31, 2007.
The Governance Committee has adopted a charter setting forth its duties and responsibilities. Among other duties, the Governance Committee reviews and oversees the Fund's governance guidelines and the nomination of Trustees, including Independent Trustees. The Governance Committee has adopted a process for shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Governance Committee in care of the Fund. The Governance
Committee may consider such persons at such time as it meets to consider possible nominees. The Governance Committee, however, reserves sole discretion to determine which candidates for Trustees and Independent Trustees it will recommend to the Board and/or shareholders and it may identify candidates other than those submitted by Shareholders. The Governance Committee may, but need not, consider the advice and recommendation of the Manager and/or its affiliates in selecting nominees. The full Board elects new Trustees except for those instances when a shareholder vote is required.

      Shareholders who desire to communicate with the Board should address correspondence to the Board or an individual Board member and may submit their correspondence electronically at www.oppenheimerfunds.com under the caption
"contact us" or by mail to the Fund at the address below.

Trustees and Officers of the Fund.  Except for Mr. Murphy, each of the Trustees is an Independent Trustee. All of the Trustees are also trustees or directors of the following Oppenheimer/Centennial funds (referred to as "Board II Funds"):

                                             Oppenheimer    Principal    Protected
Oppenheimer Cash Reserves                    Trust II
                                             Oppenheimer    Principal    Protected
Oppenheimer Capital Income Fund              Trust III

Oppenheimer Champion Income Fund             Oppenheimer Senior Floating Rate Fund
Oppenheimer  Commodity Strategy Total Return
Fund                                         Oppenheimer Strategic Income Fund
Oppenheimer Equity Fund, Inc.                Oppenheimer Variable Account Funds
Oppenheimer Integrity Funds                  Panorama Series Fund, Inc.
Oppenheimer International Bond Fund
Oppenheimer Limited-Term Government Fund

                                             Centennial   California   Tax  Exempt
Oppenheimer Main Street Funds, Inc.          Trust

Oppenheimer Main Street Opportunity Fund     Centennial Government Trust
Oppenheimer Main Street Small Cap Fund       Centennial Money Market Trust
Oppenheimer Master Loan Fund, LLC            Centennial New York Tax Exempt Trust
Oppenheimer Municipal Fund                   Centennial Tax Exempt Trust
Oppenheimer Principal Protected Trust

      Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the Distributor.

      Messrs. Levine, Gillespie, Murphy, Petersen, Szilagyi, Vandehey, Wixted
and Zack and Mss. Bloomberg and Ives, who are officers of the Fund, hold the same offices with one or more of the other Board II Funds. As of November 5,
2007 the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of any class of shares of the Fund. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Board II Funds. In addition, none of the Independent Trustees (nor any of their immediate family members) owns securities of either the Manager or the Distributor, or of any entity directly or indirectly controlling, controlled by or under common control with the
Manager or the Distributor of the Board II Funds.

      Biographical Information. The Trustees and officers, their positions with the Fund, length of service in such position(s), and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds
("Supervised Funds"). The address of each Trustee in the chart below is 6803 S.
Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.
---------------------------------------------------------------------------------------------
                                    Independent Trustees
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Name, Position(s)    Principal Occupation(s) During the Past 5         Dollar     Aggregate
                                                                                   Dollar
                                                                                  Range of
                                                                                   Shares
                                                                      Range of   Beneficially
                                                                       Shares     Owned in
with the Fund,       Years; Other Trusteeships/Directorships Held;  Beneficially     All
Length of Service,   Number of Portfolios in the Fund Complex         Owned in   Supervised
Age                  Currently Overseen                               the Fund      Funds
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

                                                                    As of December 31, 2006

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

William L.           President, Colorado Christian University       None         Over
Armstrong,           (since 2006); Chairman, Cherry Creek Mortgage               $100,000
Chairman of the      Company (since 1991), Chairman, Centennial
Board of Trustees    State Mortgage Company (since 1994),
since 2003, Trustee  Chairman, The El Paso Mortgage Company (since
since 1999           1993); Chairman, Ambassador Media Corporation
Age: 70              (since 1984); Chairman, Broadway Ventures
                     (since 1984); Director of Helmerich & Payne,
                     Inc. (oil and gas drilling/production
                     company) (since 1992), Campus Crusade for
                     Christ (non-profit) (since 1991); Former
                     Director, The Lynde and Harry Bradley
                     Foundation, Inc. (non-profit organization)
                     (2002-2006); former Chairman of: Transland
                     Financial Services, Inc. (private mortgage
                     banking company) (1997-2003), Great Frontier
                     Insurance (1995-2000), Frontier Real Estate,
                     Inc. (residential real estate brokerage)
                     (1994-2000) and Frontier Title (title
                     insurance agency) (1995-2000); former
                     Director of the following: UNUMProvident
                     (insurance company) (1991-2004), Storage
                     Technology Corporation (computer equipment
                     company) (1991-2003) and International Family
                     Entertainment (television channel)
                     (1992-1997); U.S. Senator (January
                     1979-January 1991). Oversees 38 portfolios in
                     the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

George C. Bowen,     Assistant Secretary and Director of            $10,001-$50,0Over
Trustee since 1998   Centennial Asset Management Corporation                     $100,000
Age: 71              (December 1991-April 1999); President,
                     Treasurer and Director of Centennial Capital
                     Corporation (June 1989-April 1999); Chief
                     Executive Officer and Director of MultiSource
                     Services, Inc. (March 1996-April 1999); Mr.
                     Bowen held several positions with the Manager
                     and with subsidiary or affiliated companies
                     of the Manager (September 1987-April 1999).
                     Oversees 38 portfolios in the
                     OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Edward L. Cameron,   Member of The Life Guard of Mount Vernon       $10,001-$50,0Over
Trustee since 1999   (George Washington historical site) (June                   $100,000
Age: 69              2000 - May 2006); Partner of
                     PricewaterhouseCoopers LLP (accounting firm)
                     (July 1974-June 1999); Chairman of Price
                     Waterhouse LLP Global Investment Management
                     Industry Services Group (financial services
                     firm) (July 1994-June 1998). Oversees 38
                     portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Jon S. Fossel,       Director of UNUMProvident (insurance company)  None         Over
Trustee since 1990   (since June 2002); Director of Northwestern                 $100,000
Age: 65              Energy Corp. (public utility corporation)
                     (since November 2004); Director of P.R.
                     Pharmaceuticals (October 1999-October 2003);
                     Director of Rocky Mountain Elk Foundation
                     (non-profit organization) (February
                     1998-February 2003 and since February 2005);
                     Chairman and Director (until October 1996)
                     and President and Chief Executive Officer
                     (until October 1995) of the Manager;
                     President, Chief Executive Officer and
                     Director of the following: Oppenheimer
                     Acquisition Corp. ("OAC") (parent holding
                     company of the Manager), Shareholders
                     Services, Inc. and Shareholder Financial
                     Services, Inc. (until October 1995). Oversees
                     38 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Sam Freedman,        Director of Colorado Uplift (charitable        $10,001-$50,0Over
Trustee since 1996   organization) (since September 1984). Mr.                   $100,000
Age: 67              Freedman held several positions with the
                     Manager and with subsidiary or affiliated
                     companies of the Manager (until October
                     1994). Oversees 38 portfolios in the
                     OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Beverly L. Hamilton, Trustee of Monterey Institute for              None         None
Trustee since 2002   International Studies (educational
Age: 61              organization) (since February 2000); Board
                     Member of Middlebury College (educational
                     organization) (since December 2005); Director
                     of The California Endowment (philanthropic
                     organization) (since April 2002); Director
                     (February 2002-2005) and Chairman of Trustees
                     (since 2006) of the Community Hospital of
                     Monterey Peninsula; Director (October
                     1991-2005) and Vice Chairman (since 2006) of
                     American Funds' Emerging Markets Growth Fund,
                     Inc. (mutual fund); President of ARCO
                     Investment Management Company (February
                     1991-April 2000); Member of the investment
                     committees of The Rockefeller Foundation
                     (since 2001) and The University of Michigan
                     (since 2000); Advisor at Credit Suisse First
                     Boston's Sprout venture capital unit (venture
                     capital fund) (1994-January 2005); Trustee of
                     MassMutual Institutional Funds (investment
                     company) (1996-June 2004); Trustee of MML
                     Series Investment Fund (investment company)
                     (April 1989-June 2004); Member of the
                     investment committee of Hartford Hospital
                     (2000-2003); and Advisor to Unilever
                     (Holland) pension fund (2000-2003). Oversees
                     38 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Robert J. Malone,    Director of Jones Knowledge, Inc. (since       None         Over
Trustee since 2002   2006); Director of Jones International                      $100,000
Age: 63              University (educational organization) (since
                     August 2005); Chairman, Chief Executive
                     Officer and Director of Steele Street State
                     Bank (commercial banking) (since August
                     2003); Director of Colorado UpLIFT
                     (charitable organization) (since 1986);
                     Trustee of the Gallagher Family Foundation
                     (non-profit organization) (since 2000);
                     Former Chairman of U.S. Bank-Colorado
                     (subsidiary of U.S. Bancorp and formerly
                     Colorado National Bank) (July 1996-April
                     1999); Director of Commercial Assets, Inc.
                     (real estate investment trust) (1993-2000);
                     Director of Jones Knowledge, Inc. (2001-July
                     2004); and Director of U.S. Exploration, Inc.
                     (oil and gas exploration) (1997-February
                     2004). Oversees 38 portfolios in the
                     OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

F. William           Trustee of MassMutual Select Funds (formerly   None         Over
Marshall, Jr.,       MassMutual Institutional Funds) (investment                 $100,000
Trustee since 2000   company) (since 1996) and MML Series
Age: 65              Investment Fund (investment company) (since
                     1996); Trustee of Worcester Polytech
                     Institute (since 1985); Chairman (since 1994)
                     of the Investment Committee of the Worcester
                     Polytech Institute (private university);
                     President and Treasurer of the SIS Funds
                     (private charitable fund) (since January
                     1999); Chairman of SIS & Family Bank, F.S.B.
                     (formerly SIS Bank) (commercial bank)
                     (January 1999-July 1999); and Executive Vice
                     President of Peoples Heritage Financial
                     Group, Inc. (commercial bank) (January
                     1999-July 1999). Oversees 40 portfolios in
                     the OppenheimerFunds complex.*

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------

*  Includes two open-end investment companies: MassMutual Select Funds and MML
   Series Investment Fund. In accordance with the instructions for SEC Form
   N-1A, for purposes of this section only, MassMutual Select Funds and MML
   Series Investment Fund are included in the "Fund Complex." The Manager does not consider MassMutual Select Funds and MML Series Investment Fund to be
   part of the OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.

Mr. Murphy is an "Interested Trustee" because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. The address of Mr. Murphy is Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Murphy was elected as a Trustee of the Fund with the understanding that in the event he ceases to be the chief executive officer of the Manager, he will resign as a
Trustee of the Fund and the other Board II Funds (defined below) for which he is a director or trustee.

----------------------------------------------------------------------------------------------
                               Interested Trustee and Officer
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Name,             Principal Occupation(s) During the Past 5 Years;      Dollar     Aggregate
                                                                                    Dollar
                                                                                   Range Of
                                                                                    Shares
                                                                       Range of   Beneficially
Position(s) Held                                                        Shares     Owned in
with the Fund,                                                        Beneficially    All
Length of         Other Trusteeships/Directorships Held; Number of     Owned in   Supervised
Service, Age      Portfolios in the Fund Complex Currently Overseen    the Fund      Funds
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

                                                                      As of December 31, 2006

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

John V. Murphy,   Chairman, Chief Executive Officer and Director of   None       Over
Trustee,          the Manager (since June 2001); President of the                $100,000
President and     Manager (September 2000-March 2007); President and
Principal         director or trustee of other Oppenheimer funds;
Executive         President and Director of Oppenheimer Acquisition
Officer since     Corp. ("OAC") (the Manager's parent holding
2001              company) and of Oppenheimer Partnership Holdings,
Age: 58           Inc. (holding company subsidiary of the Manager)
                  (since July 2001); Director of OppenheimerFunds
                  Distributor, Inc. (subsidiary of the Manager)
                  (November 2001-December 2006); Chairman and
                  Director of Shareholder Services, Inc. and of
                  Shareholder Financial Services, Inc. (transfer
                  agent subsidiaries of the Manager) (since July
                  2001); President and Director of OppenheimerFunds
                  Legacy Program (charitable trust program
                  established by the Manager) (since July 2001);
                  Director of the following investment advisory
                  subsidiaries of the Manager: OFI Institutional
                  Asset Management, Inc., Centennial Asset
                  Management Corporation, Trinity Investment
                  Management Corporation and Tremont Capital
                  Management, Inc. (since November 2001),
                  HarbourView Asset Management Corporation and OFI
                  Private Investments, Inc. (since July 2001);
                  President (since November 2001) and Director
                  (since July 2001) of Oppenheimer Real Asset
                  Management, Inc.; Executive Vice President of
                  Massachusetts Mutual Life Insurance Company (OAC's
                  parent company) (since February 1997); Director of
                  DLB Acquisition Corporation (holding company
                  parent of Babson Capital Management LLC) (since
                  June 1995); Chairman (since October 2007) and
                  Member of the Investment Company Institute's Board
                  of Governors (since October 2003).Oversees 102
                  portfolios in the OppenheimerFunds complex.

----------------------------------------------------------------------------------------------

The addresses of the officers in the chart below are as follows: for Messrs.
Levine, Gillespie and Zack and Ms. Bloomberg, Two World Financial Center, 225
Liberty Street, New York, New York 10281-1008, for Messrs. Petersen, Szilagyi,
Vandehey and Wixted and Ms. Ives, 6803 S. Tucson Way, Centennial, Colorado
80112-3924. Each officer serves for an indefinite term or until his or her resignation, retirement death or removal.

-----------------------------------------------------------------------------------------
                               Other Officers of the Fund
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Name, Position(s) Held  Principal Occupation(s) During Past 5 Years
with the Fund, Length
of Service, Age
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Michael S. Levine       Vice President of the Manager since June 1998; an officer of 2
Vice President and      portfolios in the OppenheimerFunds complex. Formerly Assistant
Portfolio Manager       Vice President of the Manager (April 1996-June 1998).
since June 1999
Age: 42

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Mark S. Vandehey,       Senior Vice President and Chief Compliance Officer of the

Vice President and      Manager (since March 2004); Chief Compliance Officer of
Chief Compliance        OppenheimerFunds Distributor, Inc., Centennial Asset Management
Officer since 2004      and Shareholder Services, Inc. (since March 2004); Vice
Age: 57                 President of OppenheimerFunds Distributor, Inc., Centennial
                        Asset Management Corporation and Shareholder Services, Inc.
                        (since June 1983); Former Vice President and Director of
                        Internal Audit of the Manager (1997-February 2004). An officer of 102 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Brian W. Wixted,        Senior Vice President and Treasurer of the Manager (since March
Treasurer and           1999); Treasurer of the following: HarbourView Asset Management
Principal Financial &   Corporation, Shareholder Financial Services, Inc., Shareholder
Accounting Officer      Services, Inc., Oppenheimer Real Asset Management Corporation,
since 1999              and Oppenheimer Partnership Holdings, Inc. (since March 1999),
Age: 48                 OFI Private Investments, Inc. (since March 2000),
                        OppenheimerFunds International Ltd. and OppenheimerFunds plc
                        (since May 2000), OFI Institutional Asset Management, Inc.
                        (since November 2000), and OppenheimerFunds Legacy Program
                        (charitable trust program established by the Manager) (since
                        June 2003); Treasurer and Chief Financial Officer of OFI Trust
                        Company (trust company subsidiary of the Manager) (since May
                        2000); Assistant Treasurer of the following: OAC (since March
                        1999), Centennial Asset Management Corporation (March
                        1999-October 2003) and OppenheimerFunds Legacy Program (April
                        2000-June 2003). An officer of 102 portfolios in the
                        OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Brian S. Petersen,      Vice President of the Manager (since February 2007); Assistant
Assistant Treasurer     Vice President of the Manager (August 2002-February 2007);
since 2004              Manager/Financial Product Accounting of the Manager (November
Age: 37                 1998-July 2002). An officer of 102 portfolios in the

                        OppenheimerFunds complex
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Brian C. Szilagyi,      Assistant Vice President of the Manager (since July 2004);
Assistant Treasurer     Director of Financial Reporting and Compliance of First Data
since 2005              Corporation (April 2003-July 2004); Manager of Compliance of
Age: 37                 Berger Financial Group LLC (May 2001-March 2003). An officer of
                        102 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Robert G. Zack,         Executive Vice President (since January 2004) and General
Vice President and      Counsel (since March 2002) of the Manager; General Counsel and
Secretary since 2001    Director of the Distributor (since December 2001); General
Age: 59                 Counsel of Centennial Asset Management Corporation (since
                        December 2001); Senior Vice President and General Counsel of
                        HarbourView Asset Management Corporation (since December 2001);
                        Secretary and General Counsel of OAC (since November 2001);
                        Assistant Secretary (since September 1997) and Director (since
                        November 2001) of OppenheimerFunds International Ltd. and
                        OppenheimerFunds plc; Vice President and Director of
                        Oppenheimer Partnership Holdings, Inc. (since December 2002);
                        Director of Oppenheimer Real Asset Management, Inc. (since
                        November 2001); Senior Vice President, General Counsel and
                        Director of Shareholder Financial Services, Inc. and
                        Shareholder Services, Inc. (since December 2001); Senior Vice
                        President, General Counsel and Director of OFI Private
                        Investments, Inc. and OFI Trust Company (since November 2001);
                        Vice President of OppenheimerFunds Legacy Program (since June
                        2003); Senior Vice President and General Counsel of OFI
                        Institutional Asset Management, Inc. (since November 2001);
                        Director of OppenheimerFunds (Asia) Limited (since December
                        2003); Senior Vice President (May 1985-December 2003). An
                        officer of 102 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Lisa I. Bloomberg,      Vice President and Associate Counsel of the Manager (since May
Assistant Secretary     2004); First Vice President (April 2001-April 2004), Associate
since 2004              General Counsel (December 2000-April 2004); Corporate Vice
Age: 39                 President (May 1999-April 2001) and Assistant General Counsel
                        (May 1999-December 2000) of UBS Financial Services Inc.
                        (formerly, PaineWebber Incorporated). An officer of 102
                        portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Kathleen T. Ives,       Vice President (since June 1998) and Senior Counsel and
Assistant Secretary     Assistant Secretary (since October 2003) of the Manager; Vice
since 2001              President (since 1999) and Assistant Secretary (since October
Age: 42                 2003) of the Distributor; Assistant Secretary of Centennial
                        Asset Management Corporation (since October 2003); Vice
                        President and Assistant Secretary of Shareholder Services, Inc.
                        (since 1999); Assistant Secretary of OppenheimerFunds Legacy
                        Program and Shareholder Financial Services, Inc. (since
                        December 2001); Assistant Counsel of the Manager (August
                        1994-October 2003). An officer of 102 portfolios in the
                        OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Phillip S. Gillespie,   Senior Vice President and Deputy General Counsel of the Manager
Assistant Secretary     (since September 2004); First Vice President (2000-September
since 2004              2004), Director (2000-September 2004) and Vice President
Age: 43                 (1998-2000) of Merrill Lynch Investment Management. An officer of 102 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------

|X|   Remuneration of the Officers and Trustees. The officers and the interested Trustee of the Fund, who are affiliated with the Manager, receive no salary or fee from the Fund. The Independent Trustees received the compensation shown below from the Fund for serving as a Trustee and member of a committee
(if applicable), with respect to the Fund's fiscal year ended August 31, 2007.
The total compensation, including accrued retirement benefits, from the Fund and fund complex represents compensation received for serving as a Trustee and member of a committee (if applicable) of the Boards of the Fund and other funds in the OppenheimerFunds complex during the calendar year ended December 31,
2006.

----------------------------------------------------------------------------------
Name of Trustee and Other Fund    Aggregate Compensation     Total Compensation
                                                             From the Fund and

                                 From the Fund (1) Fiscal     Fund Complex(2)
                                   year ended August 31,         Year ended
Position(s) (as applicable)                2007              December 31, 2006

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

William L. Armstrong                      $6,766                  $214,504

Chairman of the Board and
Governance Committee Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Robert G. Avis(5)                         $3,694                  $143,000

Review Committee Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

George C. Bowen                           $4,750                  $143,000

Audit Committee Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Edward L. Cameron                         $5,701                  $171,600

Audit Committee Chairman
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Jon S. Fossel                             $4,821                  $154,174
Review Committee Member

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Sam Freedman                              $5,248                  $143,000
Review Committee Chairman

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Beverly Hamilton                         $4,750(3)                $143,000

Review Committee Member and
Governance Committee Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Robert J. Malone                          $5,463                  $164,452

Governance Committee Chairman
and
Audit Committee Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
F. William Marshall, Jr.

Audit Committee Member and                $4,750                $205,500(4)
Governance Committee Member

----------------------------------------------------------------------------------
1.    "Aggregate Compensation From the Fund" includes fees and deferred compensation, if any.
2.    In accordance with SEC regulations, for purposes of this section only,
   "Fund Complex" includes the Oppenheimer funds, the MassMutual Institutional
   Funds, the MassMutual Select Funds and the MML Series Investment Fund, the
   investment adviser for which is the indirect parent company of the Fund's
   Manager. The Manager also serves as the Sub-Advisor to the following:
   MassMutual Premier International Equity Fund, MassMutual Premier Main Street
   Fund, MassMutual Premier Strategic Income Fund, MassMutual Premier Capital
   Appreciation Fund, and MassMutual Premier Global Fund. The Manager does not consider MassMutual Institutional Funds, MassMutual Select Funds and MML
   Series Investment Fund to be part of the OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.

3.    Includes $4,750 deferred by Ms. Hamilton under the "Deferred Compensation
   Plan" described below.
1.    Includes $62,500 compensation paid to Mr. Marshall for serving as a
   Trustee for MassMutual Select Funds and MML Series Investment Fund.
5.    Mr. Avis retired as Trustee of the Board of Trustees of the Board II
   Funds effective May 31, 2007.

|X|   Compensation Deferral Plan For Trustees. The Board of Trustees has
adopted a Compensation Deferral Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee.
The amount paid to the Trustee under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

      Deferral of Trustees' fees under the plan will not materially affect the
Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, the
Fund may invest in the funds selected by the Trustees under the plan without shareholder approval for the limited purpose of determining the value of the
Trustees' deferred compensation account.

|X|   Major Shareholders. As of November 5, 2007, the only persons or entities who owned of record or were known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares were:

      MLPF&S for the Sole Benefit of its Customers,  Attn.  Fund  Administration,
      4800  Deer  Lake Dr E,  Fl 3,  Jacksonville,  FL  32246-6484,  which  owned
      224,734.608 Class N shares (7.05% of the Class N shares then outstanding).

      Hartford Life Insurance Co,  Separate  Account 457, Attn:  Dave Ten Broeck,
      P.O. Box 2999,  Hartford,  CT 06104-2999,  which owned  164,072.325 Class N shares (5.15% of the Class N shares then outstanding).

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

|X|   Code of Ethics. The Fund, the Manager and the Distributor have a Code of
Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public Reference
Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1.202.551.8090.
The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at
www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

|X|   Portfolio Proxy Voting. The Fund has adopted Portfolio Proxy Voting
Policies and Procedures, which include Proxy Voting Guidelines, under which the
Fund votes proxies relating to securities ("portfolio proxies") held by the
Fund. The Fund's primary consideration in voting portfolio proxies is the financial interests of the Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Portfolio Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the
Fund and the Manager or the Manager's affiliates or business relationships.
Such a conflict of interest may arise, for example, where the Manager or an affiliate of the Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity. The Manager and its affiliates generally seek to avoid such conflicts by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions.
Additionally, the Manager employs the following two procedures: (1) if the proposal that gives rise to the conflict is specifically addressed in the Proxy
Voting Guidelines, the Manager will vote the portfolio proxy in accordance with the Proxy Voting Guidelines, provided that they do not provide discretion to the Manager on how to vote on the matter; and (2) if such proposal is not specifically addressed in the Proxy Voting Guidelines or the Proxy Voting
Guidelines provide discretion to the Manager on how to vote, the Manager will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent. If neither of the previous two procedures provides an appropriate voting recommendation, the Manager may retain an independent fiduciary to advise the Manager on how to vote the proposal or may abstain from voting. The
Proxy Voting Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:
o     The Fund generally votes with the recommendation of the issuer's management on routine matters, including ratification of the independent registered public accounting firm, unless circumstances indicate otherwise.
o     The Fund evaluates nominees for director nominated by management on a case-by-case basis, examining the following factors, among others:
         Composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee's investment in the company.
o     In general, the Fund opposes anti-takeover proposals and supports the elimination, or the ability of shareholders to vote on the preservation or elimination, of anti-takeover proposals, absent unusual circumstances.
o     The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.
o     The Fund opposes proposals to classify the board of directors.
o     The Fund supports proposals to eliminate cumulative voting.
o     The Fund opposes re-pricing of stock options without shareholder approval.
o     The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity.
         The Fund analyzes stock option plans, paying particular attention to their dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

      The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the SEC's website at www.sec.gov.

|X|   The Investment Advisory Agreement.  The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business. The portfolio manager of the Fund is employed by the Manager and is the person who is principally responsible for the day-to-day management of the Fund's portfolio. Other members of the Manager's Equity Portfolio Team and Fixed Income Portfolio team provide the portfolio managers with counsel and support in managing the Fund's portfolio.

      The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the
Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund.
Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class. The management fees paid by the Fund to the Manager during its last three fiscal years were:

--------------------------------------------------------------------------------
    Fiscal Year ended:           Management Fees Paid to OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           2005                                   $15,950,286
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           2006                                   $16,153,003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

           2007                                   $17,232,574

--------------------------------------------------------------------------------

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains in connection with matters to which the agreement relates so long as the Manager shall have acted with due care and in good faith.

      The agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

Portfolio Manager. The Fund's portfolio is managed by Michael S. Levine (the
"Portfolio Manager") who is responsible for the day-to-day management of the
Fund's investments.

        Other Accounts Managed.  In addition to managing the Fund's investment portfolio, Mr. Levine also manages another investment portfolio, on behalf of the Manager or its affiliates. The following table provides information regarding the other portfolio managed by Mr. Levine as of August
31, 2007. No portfolio or account has an advisory fee based on performance:

                             Registered      Other Pooled
                             Investment       Investment        Other
                             Companies         Vehicles       Accounts**

      ---------------------------------------------------------------------
      ---------------------------------------------------------------------

                                 1               None            None
      Accounts Managed

      ---------------------------------------------------------------------
      ---------------------------------------------------------------------

                                $500             None            None
      Total Assets
      Managed*

      ---------------------------------------------------------------------

      *  In millions.
      ** Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

       As indicated above, the Portfolio Manager also manages another fund.
Potentially, at times, those responsibilities could conflict with the interests of the Fund.  That may occur whether the investment objectives and strategies of the other fund are the same as, or different from, the Fund's investment objectives and strategies.  For example the Portfolio Manager may need to allocate investment opportunities between the Fund and the other fund or he may need to execute transactions for the other fund that could have a negative impact on the value of securities held by the Fund.  Not all funds and accounts advised by the Manager have the same management fee.  If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund or account.  However, the Manager's compliance procedures and Code of
Ethics recognize the Manager's fiduciary obligation to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the
Portfolio Manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, the Fund's Portfolio Manager may manage other funds or accounts with investment objectives and strategies similar to those of the Fund, or he may manage funds or accounts with different investment objectives and strategies.

      Compensation of the Portfolio Manager.  The Fund's Portfolio Manager is
employed and compensated by the Manager, not the Fund. Under the Manager's
compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the
Manager. This is intended to align the portfolio managers' and analysts'
interests with the success of the funds and accounts and their investors.  The
Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of August 31, 2007, the
Portfolio Manager's compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the
Manager's holding company parent. Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help the Manager attract and retain talent. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management.  During the Fund's fiscal year ended August 31, 2007 the Lipper benchmark with respect to the Fund was Lipper -Mixed Asset Target Allocation
Conservative Funds Average.  Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio Manager's compensation is not based on the total value of the Fund's portfolio assets, although the
Fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds managed by the
Portfolio Manager.  The compensation structure of the other fund managed by the
Portfolio Manager is the same as the compensation structure of the Fund, described above.

            Ownership of Fund Shares.  As of August 31, 2007, the
 Portfolio Manager beneficially owned shares of the Fund as follows:

            ----------------------------------------------------------
                  Portfolio Manager             Range of Shares
                                                 Beneficially
                                               Owned in the Fund
            ----------------------------------------------------------
            ----------------------------------------------------------

            Michael S. Levine                  $100,001-$500,000

            ----------------------------------------------------------
Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated brokers," as that term is defined in the
Investment Company Act, that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions.
"Best execution" means prompt and reliable execution at the most favorable price obtainable for the services provided. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of
Trustees.

      Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that provide both brokerage and research services to the Fund. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and other applicable rules and procedures described below.

      The Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers, together with the portfolio traders' judgment as to the execution capability of the broker or dealer. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions that are available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions executed in the secondary market. Otherwise, brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

      Other accounts advised by the Manager have investment policies similar to those of the Fund. Those other accounts may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more accounts advised by the
Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer (these latter arrangements are considered to be a type of "step-out" transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

      However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures (and the Fund's Board of Trustees has approved those procedures) that permit the Fund to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution" considerations discussed above. Those procedures are designed to prevent: (1) the Manager's personnel who effect the Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager and the
Distributor from entering into agreements or understandings under which the
Manager directs or is expected to direct the Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Fund and to one or more of the other accounts advised by the Manager or its affiliates. Investment research may be supplied to the Manager by the broker or by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      Although the Manager currently does not do so, the Board of Trustees may permit the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii)
the trade is not a riskless principal transaction. The Board of Trustees may also permit the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

      During the fiscal years ended August 31, 2005, 2006 and 2007, the Fund paid the total brokerage commissions indicated in the chart below. During the fiscal year ended August 31, 2007, the Fund paid $2,081,557 in commissions to firms that provide brokerage and research services to the Fund with respect to
$2,492,396,369 of aggregate portfolio transactions. All such transactions were on a "best execution" basis, as described above. The provision of research services was not necessarily a factor in the placement of all such transactions.

-------------------------------------------------------------------------
Fiscal Year Ended August 31   Total Brokerage Commissions Paid by the
                              Fund*
-------------------------------------------------------------------------
-------------------------------------------------------------------------

            2005                              $3,407,539

-------------------------------------------------------------------------
-------------------------------------------------------------------------

            2006                              $2,133,538

-------------------------------------------------------------------------
-------------------------------------------------------------------------

            2007                              $2,983,555

-------------------------------------------------------------------------
   *Amounts do not include spreads or commissions on principal transactions on a net trade basis.

Distribution and Service Plans
The Distributor. Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.
The Distributor is not obligated to sell a specific number of shares.

      The sales charges and concessions paid to, or retained by, the
Distributor from the sale of shares and the contingent deferred sales charges retained by the Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

---------------------------------------------
Fiscal         Aggregate         Class A
                                Front-End
Year Ended  Front-End Sales   Sales Charges
August 31      Charges on      Retained by
             Class A Shares  Distributor(1)
---------------------------------------------
---------------------------------------------
   2005        $3,232,920       $979,563
---------------------------------------------
---------------------------------------------
   2006        $2,764,870       $790,133
---------------------------------------------
---------------------------------------------

   2007        $3,156,293       $878,046

---------------------------------------------
1.    Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.

-------------------------------------------------------------------------------
Fiscal       Concessions on  Concessions on   Concessions on   Concessions on
Year Ended   Class A Shares  Class B Shares   Class C Shares   Class N Shares
August 31     Advanced by      Advanced by     Advanced by      Advanced by
             Distributor(1)  Distributor(1)   Distributor(1)   Distributor(1)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   2005         $196,684       $1,308,849        $281,491         $83,453
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   2006         $140,832        $982,675         $206,626         $38,323
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

   2007         $201,171        $960,234         $162,429         $30,169

-------------------------------------------------------------------------------
1.    The Distributor advances concession payments to financial intermediaries for certain sales of Class A shares and for sales of Class B, Class C and
   Class N shares from its own resources at the time of sale.

--------------------------------------------------------------------------------
Fiscal          Class A          Class B          Class C          Class N
               Contingent      Contingent                         Contingent
             Deferred Sales  Deferred Sales     Contingent      Deferred Sales
Year  Ended     Charges          Charges      Deferred Sales       Charges
August 31     Retained by      Retained by   Charges Retained    Retained by
              Distributor      Distributor    by Distributor     Distributor
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   2005         $33,107         $496,570          $17,566          $13,003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   2006          $3,857         $474,645          $16,269          $10,060
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   2007         $23,334         $324,267          $14,969           $5,037

--------------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N
shares under Rule 12b-1 of the Investment Company Act. Under those plans the
Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board of
Trustees, including a majority of the Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

      Under the Plans, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a majority of the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans for a class, no payment will be made to any recipient in any period in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the
Independent Trustees.

|X|   Class A Service Plan Fees. Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25%
of average annual net assets of Class A shares. The Distributor makes payments to recipients periodically at an annual rate not to exceed 0.25% of the average annual Class A share net assets held in the accounts of the recipients or their customers.

|X|      The Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of shares purchased prior to March 1,
2007 with respect to certain group retirement plans that were established prior to March 1, 2001 ("grandfathered retirement plans"). Prior to March 1, 2007, the Distributor paid the 0.25% service fee for grandfathered retirement plans in advance for the first year and retained the first year's service fee paid by the Fund with respect to those shares. After the shares were held for a year, the Distributor paid the ongoing service fees to recipients on a periodic basis. Such shares are subject to a contingent deferred sales charge if they are redeemed within 18 months. If Class A shares purchased in a grandfathered retirement plan prior to March 1, 2007 are redeemed within the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of those fees. For Class A shares purchased in grandfathered retirement plans on or after March 1, 2007, the Distributor does not make any payment in advance and does not retain the service fee for the first year. Such shares are not subject to the contingent deferred sales charge.

      For the fiscal year ended August 31, 2007 payments under the Class A plan totaled $6,459,524, of which $15,001 was retained by the Distributor under the arrangement described above, regarding grandfathered retirement accounts, and included $387,613 paid to an affiliate of the Distributor's parent company.
Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.  The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

|X|   Class B, Class C and Class N Distribution and Service Plan Fees. Under
each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the
Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      Each plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a periodic basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class
B, Class C and Class N shares are purchased. After the first year Class B,
Class C or Class N shares are outstanding, after their purchase, the
Distributor makes service fee payments periodically on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If
Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares. Class B, Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.  If a current investor no longer has another broker-dealer of record for an existing account, the
Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B, Class C and Class N shares, but does not retain any service fees as to the assets represented by that account.

      The asset-based sales charge and service fees increase Class B and Class
C expenses by 1.00% and the asset-based sales charge and service fees increase
Class N expenses by 0.50% of the net assets per year of the respective classes.

      The Distributor retains the asset-based sales charge on Class B and Class
N shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B, Class C or Class N service fee and the asset-based sales charge to the dealer periodically in lieu of paying the sales concession and service fee in advance at the time of purchase.

      The asset-based sales charge on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the
Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B, Class C and Class N shares. The payments are made to the
Distributor in recognition that the Distributor:

o     pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o     may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support distribution of Class B, Class C and Class N shares,
o     bears the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky"
         registration fees and certain other distribution expenses,
o     may not be able to adequately compensate dealers that sell Class B, Class
         C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B, Class C or Class N plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

--------------------------------------------------------------------------------
   Distribution and Service Fees Paid to the Distributor for the Fiscal Year

                                 Ended 8/31/07

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Class:      Total Payments      Amount       Distributor's    Distributor's
                                                  Aggregate      Unreimbursed
                                                 Unreimbursed    Expenses as %
                                 Retained by    Expenses Under   of Net Assets
                 Under Plan      Distributor         Plan          of Class
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Plan   $2,621,424(1)     $2,049,195       $8,174,311         3.39%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Plan   $1,824,103(2)      $218,613        $4,236,395         2.29%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class N Plan    $209,127(3)        $83,505         $696,262          1.56%

--------------------------------------------------------------------------------

1.    Includes $41,519 paid to an affiliate of the Distributor's parent company.
2.    Includes $55,843 paid to an affiliate of the Distributor's parent company.
3.    Includes $8,397 paid to an affiliate of the Distributor's parent company.

      All payments under the plans are subject to the limitations imposed by the Conduct Rules of FINRA on payments of asset-based sales charges and service fees.

Payments to Fund Intermediaries

      Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of 12b-1 plan payments as described in the preceding section of this SAI. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the clients of the financial intermediary, also as described in this SAI.
Additionally, the Manager and/or the Distributor (including their affiliates)
may make payments to financial intermediaries in connection with their offering and selling shares of the Fund and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services.
Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor. The payments to intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

      Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o     Payments made by the Fund, or by an investor buying or selling shares of the Fund may include:

o     depending on the share class that the investor selects, contingent deferred sales charges or initial front-end sales charges, all or a portion of which front-end sales charges are payable by the
              Distributor to financial intermediaries (see "About Your Account"
              in the Prospectus);
o     ongoing asset-based payments attributable to the share class selected, including fees payable under the Fund's distribution and/or service plans adopted under Rule 12b-1 under the Investment
              Company Act, which are paid from the Fund's assets and allocated to the class of shares to which the plan relates (see "About the
              Fund -- Distribution and Service Plans" above);
o     shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other
              administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Fund as reimbursement to the Manager or
              Distributor for expenses they incur on behalf of the Fund.

o     Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Fund. These payments are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

o     These types of payments may reflect compensation for marketing support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms and programs, transaction processing or other services;

o     The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any
              self-regulatory agency, such as FINRA. Payments are made based on the guidelines established by the Manager and Distributor, subject to applicable law.

      These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other Oppenheimer funds, or to support the marketing or promotional efforts of the Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's Prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

      Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, a financial intermediary's sales of shares of the Fund or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Fund or such other Oppenheimer funds.

      Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o     transactional support, one-time charges for setting up access for the
         Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
o     program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o     placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

      Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

      For the year ended December 31, 2006, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager or Distributor for marketing or program support:

 1st Global Capital Co.                 Advantage Capital Corporation /
                                       FSC
  Aegon                                 Aetna Life Ins & Annuity Co.
  AG Edwards                            AIG Financial Advisors
  AIG Life                              Allianz Life Insurance Company
                                        American Enterprise Life
  Allstate Life                        Insurance
  American General Annuity              American Portfolios
  Ameriprise                            Ameritas
  Annuity Investors Life                Associated Securities
  AXA Advisors                          AXA Equitable Life Insurance
  Banc One Securities Corporation       BNY Investment Center
  Cadaret Grant & Co, Inc.              Chase Investment Services
                                        Citigroup Global Markets Inc
  Citicorp Investment Services, Inc.   (SSB)
  CitiStreet                            Citizen's Bank of Rhode Island
  Columbus Life                         Commonwealth Financial Network
  CUNA Brokerage Services, Inc.         CUSO Financial Services, L.P.
  Edward D Jones & Co.                  Federal Kemper
  Financial Network (ING)               GE Financial Assurance
  GE Life & Annuity                     Genworth Financial
  GlenBrook Life and Annuity Co.        Great West Life
  Hartford Life Insurance Co.           HD Vest Investment Services
  Hewitt Associates                     IFMG Securities, Inc.
  ING Financial Advisers                ING Financial Partners
                                        Kemper Investors Life Insurance
  Jefferson Pilot Securities Co.       Co.
  Legend Equities Co.                   Legg Mason Wood Walker
  Lincoln Benefit National Life         Lincoln Financial
  Lincoln Investment Planning, Inc.     Linsco Private Ledger Financial
  Mass Mutual                           McDonald Investments, Inc.
  Merrill Lynch                         Minnesota Life
  Mony Life                             Morgan Stanley Dean Witter
  Multifinancial (ING)                  Mutual Service Co.
  National Planning Co.                 Nationwide
  NFP                                   Park Avenue Securities LLC
  PFS Investments, Inc.                 Phoenix Life Insurance Co.
  Plan Member Securities                Prime Capital Services, Inc.
  Primevest Financial Services, Inc.    Protective Life Insurance Co.
  Provident Mutual Life & Annuity       Prudential
  Raymond James & Associates, Inc.      RBC Daine Rauscher
  Royal Alliance                        Securities America, Inc.
  Security Benefit                      Security First-Metlife
  Signator Investments                  Sun Life Insurance Co.
  Sun Trust Securities, Inc.            Thrivent Financial
  Travelers Life & Annuity Co.          UBS Financial Services, Inc.
  Union Central                         United Planners
                                        Walnut Street Securities (Met
  Wachovia                             Life)
  Waterstone Financial Group            Wells Fargo

      For the year ended December 31, 2006, the following firms, which in some cases are broker-dealers, received payments from the Manager or Distributor for administrative or other services provided (other than revenue sharing arrangements), as described above:

 1st Global Capital Co.                A G Edwards
 ACS HR Solutions                      ADP
 AETNA Life Ins & Annuity Co.          Alliance Benefit Group
 American Enterprise Investments       American Express Retirement Service
 American Funds (Fascorp)              American United Life Insurance Co.
 Ameriprise                            Ameritrade, Inc.
 AMG Administrative Management Group   AST (American Stock & Transfer)
 AXA Advisors                          Baden Retirement
 BCG - New                             BCG (Programs for Benefit Plans)
 Bear Stearns Securities Co.           Benefit Administration, Inc.(WA)
 Benefit Administration, Inc.(WIS)     Benefit Plans Administration
 Benetech, Inc.                        Bisys
 Boston Financial Data Services        Ceridian
 Charles Schwab & Co, Inc.             Citigroup Global Markets Inc (SSB)
 CitiStreet                            City National Investments
 Clark Consulting                      CPI
 DA Davidson & Co.                     Daily Access. Com, Inc.
 Davenport & Co, LLC                   David Lerner Associates
 Digital Retirement Solutions          DR, Inc.
 Dyatech                               E*Trade Clearing LLC
 Edgewood                              Edward D Jones & Co.
 Equitable Life / AXA                  ERISA Administrative Svcs, Inc
 ExpertPlan.com                        FAS Co. (FASCore/RK Pro)
 FBD Consulting                        Ferris Baker Watts, Inc.
 Fidelity                              First Clearing LLC
 First Southwest Co.                   First Trust - Datalynx
 First Trust Corp                      Franklin Templeton
 Geller Group                          Great West Life
 H&R Block Financial Advisors, Inc.    Hartford Life Insurance Co.
 HD Vest Investment Services           Hewitt Associates
 HSBC Brokerage USA, Inc.              ICMA - RC Services
 Independent Plan Coordinators         Ingham Group
 Interactive Retirement Systems        Invesmart
 Janney Montgomery Scott, Inc.         JJB Hillard W L Lyons, Inc.
 John Hancock                          JP Morgan
 July Business Services                Kaufman & Goble
 Legend Equities Co.                   Legg Mason Wood Walker
 Lehman Brothers, Inc.                 Liberty-Columbia 529 Program
 Lincoln Investment Planning, Inc.     Lincoln National Life Insurance Co.
 Linsco Private Ledger Financial       MassMutual
 Matrix Settlement & Clearance
 Services                              McDonald Investments, Inc.
 Mercer HR Services                    Merrill Lynch
 Mesirow Financial, Inc.               MetLife
 MFS Investment Management             Mid Atlantic Capital Co.
 Milliman USA                          Morgan Keegan & Co, Inc.
 Morgan Stanley Dean Witter            Nathan & Lewis Securities, Inc.
 National City Bank                    National Deferred Comp
 National Financial                    National Investor Services Co.
 Nationwide                            Newport Retirement Services
 Northwest Plan Services               NY Life Benefits
 Oppenheimer & Co, Inc.                Peoples Securities, Inc.
 Pershing                              PFPC
 Piper Jaffray & Co.                   Plan Administrators
 Plan Member Securities                Primevest Financial Services, Inc.
 Principal Life Insurance              Prudential
 PSMI Group                            Quads Trust Company
 Raymond James & Associates, Inc.      Reliastar
 Robert W Baird & Co.                  RSM McGladrey
 Scott & Stringfellow, Inc.            Scottrade, Inc.
 Southwest Securities, Inc.            Standard Insurance Co
 Stanley, Hunt, Dupree & Rhine         Stanton Group, Inc.
 Sterne Agee & Leach, Inc.             Stifel Nicolaus & Co, Inc.
 Sun Trust Securities, Inc.            Symetra
 T Rowe Price                          The 401k Company
 The Princeton Retirement Group Inc.   The Retirement Plan Company, LLC
 TruSource                             TruSource Union Bank of CA
 UBS Financial Services, Inc.          Unified Fund Services (UFS)
 US Clearing Co.                       USAA Investment Management Co.
 USI Consulting Group                  Valic
 Vanguard Group                        Wachovia
 Web401K.com                           Wedbush Morgan Securities
 Wells Fargo                           Wilmington Trust

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. The charts below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at
1.800.225.5677 or by visiting the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund.

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:

o     Total returns measure the performance of a hypothetical account in the
         Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o     The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.
o     An investment in the Fund is not insured by the FDIC or any other government agency.
o     The principal value of the Fund's shares, and total returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's shares are redeemed, they may be worth more or less than their original cost.
o     Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

      |X|   Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The
Fund uses standardized calculations for its total returns as prescribed by the
SEC. The methodology is discussed below.

         In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year,
3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter.  For Class C shares, the 1% contingent deferred sales charge is deducted for returns for the one-year period.  For Class N shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period, and total returns for the periods prior to 03/01/01 (the inception date for Class N shares) are based on the Fund's Class A returns, adjusted to reflect the higher Class N 12b-1 fees.

      o  Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

          - 1  = Average Annual Total
ERV   l/n      Return
  P

o     Average Annual Total Return (After Taxes on Distributions). The "average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula)
of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD   l/n     Distributions)
  P

o     Average Annual Total Return (After Taxes on Distributions and
Redemptions). The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the
Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P"
in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
l/n              and Redemptions)
  P

o     Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

 ERV - P   = Total Return
-----------
    P

o     Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value"
(without deducting sales charges) for Class A, Class B, Class C or Class N shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges)
and takes into consideration the reinvestment of dividends and capital gains distributions.

------------------------------------------------------------------------------------

          The Fund's Total Returns for the Periods Ended August 31, 2007

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Class of  Cumulative Total               Average Annual Total Returns
             Returns (10
              years or
Shares     life-of-class)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
                                  1-Year                              10-Years

                                                                 (or life of class

                                                    5-Years           if less)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
          After    Without  After    Without    After    Without After    Without
          Sales    Sales    Sales    Sales      Sales    Sales   Sales    Sales
           Charge   Charge   Charge    Charge    Charge  Charge   Charge   Charge
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Class       83.53%   94.73%    4.14%     10.50%   10.57%  11.88%    6.26%     6.89%

A(1)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Class

B(2)        85.78%   85.78%    4.54%      9.54%   10.66%  10.92%    6.39%     6.39%

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Class

C(3)        79.70%   79.70%    8.53%      9.53%   10.95%  10.95%    6.04%     6.04%

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Class

N(4)        40.83%   40.83%    9.01%     10.01%   11.43%  11.43%    5.41%     5.41%

------------------------------------------------------------------------------------

   Inception of Class A:      12/01/70
   Inception of Class B:      8/17/93
   Inception of Class C:      11/01/95
   Inception of Class N:      3/01/01

-----------------------------------------------------------------------------

  Average Annual Total Returns for Class A(1) Shares (After Sales Charge)
                   For the Periods Ended August 31, 2007

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
                                 1-Year         5-Years         10-Years
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

After Taxes on Distributions     3.35%           9.06%            4.15%

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

After Taxes on                   3.16%           8.44%            4.25%

Distributions and
Redemption of Fund Shares
-----------------------------------------------------------------------------

   1. Inception of Class A: 12/01/70

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this SAI. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |X|   Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc. ("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

|X|   Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc.
("Morningstar"), an independent mutual fund monitoring service. Morningstar rates mutual funds in their specialized market sector. The Fund is rated among the domestic hybrid category.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance.  The top 10% of funds in each category receive 5 stars, the next
22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar
Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar
Rating metrics.

      |X|   Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal,
Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

---------------------------------------------------------------------------------
                                How to Buy Shares
---------------------------------------------------------------------------------

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix B contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund.  The Fund will not issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an Asset
Builder Plan (described below) can be established on a new account. Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of the New York Stock Exchange
(the "NYSE"). The NYSE normally closes at 4:00 p.m., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the NYSE, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the
ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in Appendix B to this
SAI because the Distributor or dealer or broker incurs little or no selling expenses.

The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals           Oppenheimer MidCap Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer New Jersey Municipal Fund
Oppenheimer Balanced Fund                 Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Baring China Fund             Oppenheimer Portfolio Series:
Oppenheimer Baring Japan Fund                Active Allocation Fund
Oppenheimer Baring SMA International Fund    Equity Investor Fund
Oppenheimer Core Bond Fund                   Conservative Investor Fund
Oppenheimer California Municipal Fund        Moderate Investor Fund

                                          Oppenheimer Principal Protected Main

Oppenheimer Capital Appreciation Fund     Street Fund

                                          Oppenheimer Principal Protected Main

Oppenheimer Capital Income Fund           Street Fund II
                                          Oppenheimer Principal Protected Main
Oppenheimer Champion Income Fund          Street Fund III
Oppenheimer Commodity Strategy Total
Return Fund                               Oppenheimer Quest Balanced Fund

                                          Oppenheimer Quest International Value

Oppenheimer Convertible Securities Fund   Fund, Inc.
Oppenheimer Developing Markets Fund       Oppenheimer Quest Opportunity Value Fund
Oppenheimer Discovery Fund                Oppenheimer Real Estate Fund
Oppenheimer Dividend Growth Fund          Oppenheimer Rising Dividends Fund, Inc.
                                          Oppenheimer Rochester Arizona Municipal
Oppenheimer Emerging Growth Fund          Fund
                                          Oppenheimer Rochester Maryland
Oppenheimer Enterprise Fund               Municipal Fund
                                          Oppenheimer Rochester Massachusetts
Oppenheimer Equity Fund, Inc.             Municipal Fund
                                          Oppenheimer Rochester Michigan
Oppenheimer Equity Income Fund, Inc.      Municipal Fund
                                          Oppenheimer Rochester Minnesota
Oppenheimer Global Fund                   Municipal Fund
                                          Oppenheimer Rochester National
Oppenheimer Global Opportunities Fund     Municipals
                                          Oppenheimer Rochester North Carolina
Oppenheimer Global Value Fund             Municipal Fund
                                          Oppenheimer Rochester Ohio Municipal
Oppenheimer Gold & Special Minerals Fund  Fund
                                          Oppenheimer Rochester Virginia
Oppenheimer International Bond Fund       Municipal Fund
Oppenheimer International Diversified
Fund                                      Oppenheimer Select Value Fund
Oppenheimer International Growth Fund     Oppenheimer Senior Floating Rate Fund
Oppenheimer International Small Company
Fund                                      Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer International Value Fund      Oppenheimer SMA Core Bond Fund
Oppenheimer Limited Term California
Municipal Fund                            Oppenheimer SMA International Bond Fund
Oppenheimer Limited-Term Government Fund  Oppenheimer Strategic Income Fund
Oppenheimer Limited Term Municipal Fund   Oppenheimer U.S. Government Trust
Oppenheimer Main Street Fund              Oppenheimer Value Fund
Oppenheimer Main Street Opportunity Fund  Limited-Term New York Municipal Fund
Oppenheimer Main Street Small Cap Fund    Rochester Fund Municipals

LifeCycle Funds
  Oppenheimer Transition 2010 Fund
  Oppenheimer Transition 2015 Fund
  Oppenheimer Transition 2020 Fund
  Oppenheimer Transition 2030 Fund

And the following money market funds:
Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Institutional Money Market
Fund                                      Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.       Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds.
Under certain circumstances described in this SAI, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent.  Under a Letter of Intent ("Letter"), you can reduce the sales charge rate that applies to your purchases of Class A shares if you purchase Class A, Class B or Class C shares of the Fund or other Oppenheimer funds during a 13-month period. The total amount of your purchases of Class A,
Class B and Class C shares will determine the sales charge rate that applies to your Class A share purchases during that period. Purchases made up to 90 days before the date that you submit a Letter will be included in that determination. Class A shares of Oppenheimer Money Market Fund, Inc. and
Oppenheimer Cash Reserves on which you have not paid a sales charge and any
Class N shares you purchase, or may have purchased, will not be counted towards satisfying the purchases specified in a Letter.

      A Letter is an investor's statement in writing to the Distributor of his or her intention to purchase a specified value of Class A, Class B and Class C shares of the Fund and other Oppenheimer funds during a 13-month period (the
"Letter period"). The Letter states the investor's intention to make the aggregate amount of purchases of shares which will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or capital gains distributions and purchases made at net asset value (i.e. without paying a front-end or contingent deferred sales charge) do not count toward satisfying the amount of the Letter.

      Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that would apply to a single lump-sum purchase of shares in the amount intended to be purchased under the
Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of
Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the
Terms of Escrow. Also, the investor agrees to be bound by the terms of the
Prospectus, this SAI and the application used for a Letter. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

      If the total eligible purchases made during the Letter period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the
Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      The Transfer Agent will not hold shares in escrow for purchases of shares of Oppenheimer funds by OppenheimerFunds prototype 401(k) plans under a Letter.
If the intended purchase amount under a Letter entered into by an
OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter period, there will be no adjustment of concessions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.
      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing any purchase orders for the investor during the Letter period. All of such purchases must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent purchases if necessary)
made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the
Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the total minimum investment specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the 13-month Letter period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5.    The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge,
(b)   Class B and Class C shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)   Class A, Class B or Class C shares acquired by exchange of either (1)
            Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B or Class C shares of one of the other
            Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.
Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can establish an Asset
Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to November
1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.

      If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period
(approximately 10 days) after receipt of your instructions to implement them.
The Fund reserves the right to amend, suspend or discontinue offering Asset
Builder plans at any time without prior notice.

|X|   Retirement Plans.  Certain types of retirement plans are entitled to purchase shares of the Fund without sales charges or at reduced sales charge rates, as described in Appendix B to this SAI. Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch Pierce Fenner &
Smith, Inc. ("Merrill Lynch") or an independent record keeper that has a contract or special arrangement with Merrill Lynch. If, on the date the plan sponsor signed the Merrill Lynch record keeping service agreement, the plan had less than $1 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class C shares of the Oppenheimer funds. If, on the date the plan sponsor signed the Merrill Lynch record keeping service agreement, the plan had $1 million or more in assets but less than $5 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class N shares of the Oppenheimer funds.
If, on the date the plan sponsor signed the Merrill Lynch record keeping service agreement, the plan had $5 million or more in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class A shares of the Oppenheimer funds.

OppenheimerFunds has entered into arrangements with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant accounts in a retirement plan. While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid)
causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the
Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the
Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to
Class B, Class C or Class N shares and the dividends payable on Class B, Class
C or Class N shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class
B, Class C and Class N shares are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B,
Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and
Class N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

      The Distributor will not accept a purchase order of more than $100,000 for Class B shares or a purchase order of $1 million or more to purchase Class
C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

      Class B, Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.

|X|   Class A Shares Subject to a Contingent Deferred Sales Charge. Under a
special arrangement with the Distributor, for purchases of Class A shares at net asset value, whether or not subject to a contingent deferred sales charge as described in the Prospectus, no sales concessions will be paid to the broker-dealer of record on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options, if the purchase occurs more than 30 days after the
Oppenheimer funds are added as an investment option under that plan.
Additionally, that concession will not be paid on Class A share purchases by a retirement plan that are made with the redemption proceeds of Class N shares of an Oppenheimer fund held by the plan for more than 18 months.

      |X|   Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class
B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      |X|   Availability of Class N Shares. In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:
o     to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o     to all rollover contributions made to Individual 401(k) plans,
            Profit-Sharing Plans and Money Purchase Pension Plans,
o     to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and
            Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,

o     to Group Retirement Plans (as defined in Appendix B to this SAI) which have entered into a special agreement with the Distributor for that purpose,

o     to Retirement Plans qualified under Sections 401(a) or 401(k) of the
            Internal Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,
o     to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o     to Retirement Plans with at least 100 eligible employees or $500,000 or more in plan assets,
o     to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds, and
o     to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

      The sales concession and the advance of the service fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or
            Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of  Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an
            OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any
            IRA invested in the Oppenheimer funds), and
o     on purchases of Class N shares by an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan made with the redemption proceeds of Class
            A shares of one or more Oppenheimer funds.

      No sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

      |X|   Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of
Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and  service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses
(to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account in September.

      Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees.  These exceptions are subject to change:
o     A fund account whose shares were acquired after September 30th of the prior year;
o     A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all Class B shares held in the account have been converted to Class
            A shares the new account balance may become subject to the Minimum
            Balance Fee;
o     Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
o     A fund account that has only certificated shares and, has a balance below
            $500 and is being escheated;
o     Accounts of shareholders that are held by broker-dealers under the NSCC
            Fund/SERV system;
o     Accounts held under the Oppenheimer Legacy Program and/or holding certain
            Oppenheimer Variable Account Funds;
o     Omnibus accounts holding shares pursuant to the Pinnacle, Ascender,

            Custom Plus, Record(k)eeper Pro and Pension Alliance Retirement
            Plan programs; and

o     A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

o     Accounts held in the Portfolio Builder Program which is offered through certain broker/dealers to qualifying shareholders.

      To access account documents electronically via eDocs Direct, please visit the Service Center on our website at www.oppenheimerfunds.com and click the hyperlink "Sign Up for Electronic Document Delivery" under the heading "I Want
To," or call 1.888.470.0862 for instructions.

      The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of the NYSE on each day that the NYSE is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The NYSE normally closes at 4:00
p.m., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday). All references to time in this SAI mean "Eastern time." The NYSE's most recent annual announcement (which is subject to change) states that it will close on
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday,
Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
It may also close on other days.

      Dealers other than NYSE members may conduct trading in certain securities on days on which the NYSE is closed (including weekends and holidays) or after
4:00 p.m. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares. Additionally, trading on many foreign stock exchanges and over-the-counter markets normally is completed before the close of the NYSE.

      Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of the NYSE, will not be reflected in the
Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the Board at its next ensuing meeting.

      |X|   Securities Valuation. The Fund's Board of Trustees has established procedures for the valuation of the Fund's securities. In general those procedures are as follows:
o     Equity securities traded on a U.S. securities exchange are valued as follows:
(1)   if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded, on that day, or
(2)   if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and "asked"
               prices on the valuation date or, if not,  at the closing "bid"
               price on the valuation date.
o     Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing service approved by the
               Board of Trustees, or
(2)   at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3)   at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o     The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
o     Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked"
prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity.
Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      The closing prices in the New York foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S.
dollars securities that are denominated in foreign currency.

      Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange on the valuation date. If not, the value shall be the closing bid price on the principal exchange on the valuation date. If the put, call or future is not traded on an exchange, it shall be valued by the mean between "bid" and
"asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted
("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the
Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption.
In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below. Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class
C, and Class N shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the
Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the
Prospectus under "How to Buy Shares" for the imposition of the Class B, Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from
OppenheimerFunds-sponsored IRAs, SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to
"Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this SAI. The request must:
(1)   state the reason for the distribution;
(2)   state the owner's awareness of tax penalties if the distribution is premature; and
(3)   conform to the requirements of the plan and the Fund's other redemption requirements.

      Participants (other than self-employed plan sponsors) in
OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed and submitted to the Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS
Form W-4P (available from the Transfer Agent) must be submitted to the Transfer
Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld.
The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the Distributor receives a repurchase order from a dealer or broker after the close of the NYSE on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the NYSE closes. Normally, the NYSE closes at 4:00 p.m., but may do so earlier on some days.

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal
Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent.
Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested. The
Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class
A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B,
Class C and Class N shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the Class B, Class C or Class N contingent deferred sales charge is waived as described in Appendix B to this
SAI).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will automatically apply to existing
Plans.

      |X|   Automatic Exchange Plans. Shareholders can authorize the Transfer
Agent to automatically exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds that offer the exchange privilege on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50. Instructions should be provided on the
OppenheimerFunds application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this
SAI.

|X|   Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Share certificates will not be issued for shares of the Fund purchased for and held under the plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer
Agent with the plan application so that the shares represented by the certificate may be held under the plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Fund.
In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a plan at any time by writing to the
Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a plan. The Transfer Agent will also terminate a plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a plan by the Transfer Agent or the
Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a
dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

   The following funds only offer Class A shares:
   Centennial California Tax Exempt Trust    Centennial New York Tax Exempt Trust
   Centennial Government Trust               Centennial Tax Exempt Trust
   Centennial Money Market Trust

   The following funds do not offer Class N shares:

   Limited Term New York Municipal Fund      Oppenheimer Rochester Arizona
                                             Municipal Fund
   Oppenheimer AMT-Free Municipals           Oppenheimer Rochester Maryland
                                             Municipal Fund
   Oppenheimer AMT-Free New York Municipals  Oppenheimer Rochester Massachusetts
                                             Municipal Fund
   Oppenheimer California Municipal Fund     Oppenheimer Rochester Michigan
                                             Municipal Fund
   Oppenheimer Institutional Money Market    Oppenheimer Rochester Minnesota
   Fund                                      Municipal Fund
   Oppenheimer Limited Term California       Oppenheimer Rochester National
   Municipal Fund                            Municipals
   Oppenheimer Limited Term Municipal Fund   Oppenheimer Rochester North Carolina

                                             Municipal Fund

   Oppenheimer Money Market Fund, Inc.       Oppenheimer Rochester Ohio Municipal
                                             Fund
   Oppenheimer New Jersey Municipal Fund     Oppenheimer Rochester Virginia
                                             Municipal Fund
   Oppenheimer Principal Protected Main      Oppenheimer Senior Floating Rate Fund
   Street Fund II
   Oppenheimer Pennsylvania Municipal Fund   Rochester Fund Municipals

   The following funds do not offer Class Y shares:

   Limited Term New York Municipal Fund     Oppenheimer Pennsylvania Municipal Fund
   Oppenheimer AMT-Free Municipals          Oppenheimer Principal Protected Main

                                            Street Fund
   Oppenheimer AMT-Free New York Municipals Oppenheimer Principal Protected Main
                                            Street Fund II

   Oppenheimer Balanced Fund                Oppenheimer Principal Protected Main
                                            Street Fund III

   Oppenheimer California Municipal Fund    Oppenheimer Quest International Value
                                            Fund, Inc.

   Oppenheimer Capital Income Fund           Oppenheimer Rochester Arizona Municipal
                                             Fund
   Oppenheimer Cash Reserves                 Oppenheimer Rochester Maryland
                                             Municipal Fund
   Oppenheimer Convertible Securities Fund   Oppenheimer Rochester Massachusetts
                                             Municipal Fund
   Oppenheimer Dividend Growth Fund          Oppenheimer Rochester Michigan
                                             Municipal Fund
   Oppenheimer Equity Income Fund, Inc.      Oppenheimer Rochester Minnesota
                                             Municipal Fund
   Oppenheimer Gold & Special Minerals Fund  Oppenheimer Rochester National
                                             Municipals
   Oppenheimer Institutional Money Market    Oppenheimer Rochester North Carolina
   Fund                                      Municipal Fund
   Oppenheimer Limited Term California       Oppenheimer Rochester Ohio Municipal
   Municipal Fund                            Fund
   Oppenheimer Limited Term Municipal Fund   Oppenheimer Rochester Virginia
                                             Municipal Fund

   Oppenheimer New Jersey Municipal Fund

     o    Oppenheimer  Money Market Fund,  Inc.  only offers Class A and Class Y shares.

     o    Oppenheimer Institutional Money Market Fund only offers Class E, Class
          L and Class P shares.

     o    Class B and Class C shares of Oppenheimer  Cash Reserves are generally available  only by  exchange  from the same  class of  shares of other
          Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.

     o    Class M  shares  of  Oppenheimer  Convertible  Securities  Fund may be
          exchanged only for Class A shares of other Oppenheimer funds. They may not be  acquired  by  exchange  of  shares  of any  class of any other
          Oppenheimer  funds except Class A shares of  Oppenheimer  Money Market
          Fund, Inc. or Oppenheimer Cash Reserves  acquired by exchange of Class
          M shares.

     o    Class A shares  of  Oppenheimer  funds may be  exchanged  at net asset value  for  shares  of  certain  money  market  funds  offered  by the
          Distributor.  Shares of certain money market fund purchased  without a sales charge may be exchanged for shares of Oppenheimer  funds offered with a sales charge upon payment of the sales charge.

     o    Shares  of  the  Fund  acquired  by   reinvestment   of  dividends  or
          distributions from any of the other Oppenheimer funds or from any unit investment trust for which  reinvestment  arrangements  have been made with the Distributor may be exchanged at net asset value for shares of the same  class of any of the other  Oppenheimer  funds into which you may exchange shares.

     o    Shares of  Oppenheimer  Principal  Protected  Main  Street Fund may be
          exchanged  at net asset  value for  shares of the same class of any of the  other  Oppenheimer  funds  into  which you may  exchange  shares.
          However,  shareholders  are not permitted to exchange  shares of other
          Oppenheimer funds for shares of Oppenheimer  Principal  Protected Main
          Street  Fund  until  after  the  expiration  of  the  warranty  period
          (8/5/2010).

     o    Shares of Oppenheimer  Principal  Protected Main Street Fund II may be
          exchanged  at net asset  value for  shares of the same class of any of the  other  Oppenheimer  funds  into  which you may  exchange  shares.
          However,  shareholders  are not permitted to exchange  shares of other
          Oppenheimer funds for shares of Oppenheimer  Principal  Protected Main
          Street  Fund II until  after the  expiration  of the  warranty  period
          (3/3/2011).

     o    Shares of Oppenheimer  Principal Protected Main Street Fund III may be
          exchanged  at net asset  value for  shares of the same class of any of the  other  Oppenheimer  funds  into  which you may  exchange  shares.
          However,  shareholders  are not permitted to exchange  shares of other
          Oppenheimer funds for shares of Oppenheimer  Principal  Protected Main
          Street  Fund III until after the  expiration  of the  warranty  period
          (12/16/2011).

     o    Class A, Class B, Class C and Class N shares of Oppenheimer Developing
          Markets Fund may be acquired by exchange  only with a minimum  initial investment of $50,000.  An existing  shareholder of that fund may make additional exchanges into that fund with as little as $50.

     o    Shares of Oppenheimer International Small Company Fund may be acquired only by existing  shareholders of that fund. Existing shareholders may make exchanges into the fund with as little as $50.

     o    In most cases,  shares of Oppenheimer  Small- & Mid-Cap Value Fund may be acquired only by shareholders  who currently own shares of that
          Fund.

     o    Oppenheimer  Global Value Fund only offers Class A and Class Y shares.
          Class Y shares of that fund may be acquired  only by  participants  in certain  group  retirement  plans  that  have an  agreement  with  the
          Distributor.

     The Fund may amend,  suspend or  terminate  the  exchange  privilege at any time.  Although the Fund may impose these  changes at any time,  it will provide you with notice of those changes  whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially  amending or  terminating  the exchange  privilege.  That 60 day notice is not required in extraordinary circumstances.

     |X| How Exchanges Affect Contingent  Deferred Sales Charges.  No contingent deferred  sales charge is imposed on exchanges of shares of any class  purchased subject to a contingent deferred sales charge, with the following exceptions:

     o    When Class A shares of any  Oppenheimer  fund  acquired by exchange of
          Class A shares of any Oppenheimer fund purchased  subject to a Class A contingent  deferred  sales  charge  are  redeemed  within  18  months measured  from the  beginning  of the  calendar  month of the  initial purchase  of the  exchanged  Class A shares,  the  Class A  contingent deferred  sales  charge is imposed  on the  redeemed  shares.  Except, however,  with  respect  to Class A shares  of  Oppenheimer  Rochester
          National  Municipals and Rochester Fund  Municipals  acquired prior to
          October 22, 2007, in which case the Class A contingent  deferred sales charge is imposed on the acquired  shares if they are redeemed  within
          24 months  measured  from the  beginning of the calendar  month of the initial purchase of the exchanged Class A shares.

     o    When Class A shares of Oppenheimer  Rochester National  Municipals and
          Rochester  Fund  Municipals  acquired  prior to  October  22,  2007 by exchange of Class A shares of any Oppenheimer  fund purchased  subject to a Class A contingent  deferred sales charge are redeemed  within 24 months of the beginning of the calendar month of the initial  purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

     o    If any Class A shares of another  Oppenheimer  fund that are exchanged for  Class A shares  of  Oppenheimer  Senior  Floating  Rate  Fund are subject to the Class A contingent  deferred  sales charge of the other
          Oppenheimer fund at the time of exchange,  the holding period for that
          Class A contingent  deferred sales charge will carry over to the Class
          A shares of  Oppenheimer  Senior  Floating  Rate Fund  acquired in the exchange.  The Class A shares of Oppenheimer Senior Floating Rate Fund acquired  in  that  exchange  will  be  subject  to the  Class A Early
          Withdrawal Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.

     o    When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
          Market  Fund,  Inc.  acquired  by  exchange  of Class A shares  of any
          Oppenheimer  fund purchased  subject to a Class A contingent  deferred sales  charge are  redeemed  within the Class A holding  period of the fund from  which the shares  were  exchanged,  the Class A  contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

     o    Except with  respect to the Class B shares  described  in the next two paragraphs, the contingent deferred sales charge is imposed on Class B shares  acquired by exchange if they are redeemed  within six years of the initial purchase of the exchanged Class B shares.

     o    With respect to Class B shares of Oppenheimer  Limited Term California
          Municipal Fund, Oppenheimer  Limited-Term Government Fund, Oppenheimer
          Limited Term Municipal Fund,  Limited Term New York Municipal Fund and
          Oppenheimer Senior Floating Rate Fund, the Class B contingent deferred sales  charge is imposed on the  acquired  shares if they are redeemed within five years of the initial  purchase  of the  exchanged  Class B shares.

     o    With respect to Class B shares of Oppenheimer  Cash Reserves that were acquired through the exchange of Class B shares initially purchased in the  Oppenheimer  Capital  Preservation  Fund,  the Class B contingent deferred  sales charge is imposed on the  acquired  shares if they are redeemed within five years of that initial purchase.

     o    With respect to Class C shares, the Class C contingent  deferred sales charge is imposed on Class C shares  acquired  by exchange if they are redeemed  within 12 months of the initial  purchase  of the  exchanged
          Class C shares.

     o    With respect to Class N shares, a 1% contingent  deferred sales charge will be imposed if the retirement  plan (not including IRAs and 403(b)
          plans) is  terminated or Class N shares of all  Oppenheimer  funds are terminated as an investment  option of the plan and Class N shares are redeemed  within 18 months after the plan's first  purchase of Class N shares  of any  Oppenheimer  fund or  with  respect  to an  individual retirement plan or 403(b) plan,  Class N shares are redeemed within 18 months  of  the  plan's  first  purchase  of  Class  N  shares  of any
          Oppenheimer fund.

     o    When  Class B,  Class C or Class N shares  are  redeemed  to effect an exchange,  the  priorities  described  in "How To Buy  Shares"  in the
          Prospectus  for the  imposition  of the  Class  B,  Class C or Class N contingent  deferred sales charge will be followed in determining  the order in which the shares are  exchanged.  Before  exchanging  shares, shareholders  should take into account how the exchange may affect any contingent  deferred  sales  charge  that  might  be  imposed  in  the subsequent redemption of remaining shares.

     Shareholders  owning shares of more than one class must specify which class of shares they wish to exchange.

          |X| Telephone Exchange Requests.  When exchanging shares by telephone, a  shareholder  must  have an  existing  account  in the fund to which  the exchange is to be made.  Otherwise,  the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines  are  busy  (which  might  occur,  for  example,  during  periods  of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

          |X| Processing Exchange Requests.  Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally,  shares of the fund to be acquired are purchased on the  Redemption  Date,  but such purchases may be delayed by either fund up to five business  days if it  determines  that it would be disadvantaged by an immediate transfer of the redemption proceeds.
     The Fund  reserves  the right,  in its  discretion,  to refuse any exchange request that may disadvantage  it. For example,  if the receipt of multiple exchange requests might require the disposition of portfolio  securities at a time or at a price that might be  disadvantageous  to the Fund,  the Fund may refuse the request.

     When you exchange some or all of your shares from one fund to another,  any special  account  features  that are available in the new fund (such as an Asset
Builder  Plan or  Automatic  Withdrawal  Plan) will be  switched to the new fund account unless you tell the Transfer Agent not to do so.

     In connection with any exchange request, the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include shares subject to a restriction  cited in the Prospectus or this SAI, or would include  shares covered by a share  certificate  that is not tendered with the request.  In those cases,  only the shares  available  for exchange  without restriction will be exchanged.

     The different  Oppenheimer  funds  available  for exchange  have  different investment objectives,  policies and risks. A shareholder should assure that the fund selected is  appropriate  for his or her  investment and should be aware of the tax  consequences  of an  exchange.  For  federal  income tax  purposes,  an exchange  transaction  is  treated as a  redemption  of shares of one fund and a purchase of shares of another.  "Reinvestment  Privilege," above, discusses some of the tax  consequences of  reinvestment of redemption  proceeds in such cases.
The  Fund,  the  Distributor,  and the  Transfer  Agent are  unable  to  provide investment,  tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

   Dividends, Capital Gains and Taxes

Dividends and  Distributions.  The Fund has no fixed dividend rate and there can be no assurance as to the payment of any  dividends  or the  realization  of any capital gains.  The dividends and  distributions  paid by a class of shares will vary from time to time depending on market  conditions,  the  composition of the
Fund's portfolio, and expenses borne by the Fund or borne separately by a class.
Dividends are  calculated in the same manner,  at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares  are  expected  to be lower  than  dividends  on Class A shares.  That is because of the effect of the  asset-based  sales  charge on Class B, Class C and
Class N shares.  Those  dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

     Dividends,  distributions  and  proceeds of the  redemption  of Fund shares represented  by checks  returned to the Transfer  Agent by the Postal Service as undeliverable  will be invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment  will be made as  promptly  as  possible  after the  return of such checks  to the  Transfer  Agent,  to  enable  the  investor  to earn a return on otherwise  idle funds.  Unclaimed  accounts may be subject to state  escheatment laws, and the Fund and the Transfer Agent will not be liable to  shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares. The
federal tax treatment of the Fund's dividends and capital gains distributions is briefly  highlighted  in the  Prospectus.  The  following  is only a summary  of certain  additional  tax  considerations  generally  affecting  the Fund and its shareholders.

     The tax  discussion in the  Prospectus  and this SAI is based on tax law in effect on the date of the Prospectus  and this SAI.  Those laws and  regulations may be changed by legislative,  judicial,  or administrative  action,  sometimes with  retroactive  effect.  State and local tax  treatment  of  ordinary  income dividends and capital gain  dividends from  regulated  investment  companies may differ from the  treatment  under the  Internal  Revenue Code  described  below.
Potential  purchasers  of  shares  of the Fund are  urged to  consult  their tax advisors with specific  reference to their own tax  circumstances as well as the consequences  of federal,  state and local tax rules  affecting an investment in the Fund.

|X| Qualification as a Regulated  Investment Company. The Fund has elected to be taxed as a regulated  investment  company  under  Subchapter  M of the  Internal
Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal  income tax on the portion of its net  investment  income
(that is, taxable interest, dividends, and other taxable ordinary income, net of expenses)  and  capital  gain net income  (that is, the excess of net  long-term capital  gains  over net  short-term  capital  losses)  that it  distributes  to shareholders.  That qualification  enables the Fund to "pass through" its income and realized  capital gains to  shareholders  without having to pay tax on them.
This avoids a "double tax" on that income and capital gains,  since shareholders normally  will be taxed on the dividends and capital gains they receive from the
Fund  (unless  their  Fund  shares  are  held  in a  retirement  account  or the shareholder is otherwise exempt from tax).

     The Internal  Revenue Code contains a number of complex  tests  relating to qualification  that the Fund might not meet in a particular  year. If it did not qualify as a  regulated  investment  company,  the Fund would be treated for tax purposes as an  ordinary  corporation  and would  receive no tax  deduction  for payments made to shareholders.

     To qualify as a regulated  investment company,  the Fund must distribute at least 90% of its investment  company  taxable  income (in brief,  net investment income and the excess of net short-term  capital gain over net long-term capital
loss)  for  the  taxable  year.  The  Fund  must  also  satisfy   certain  other
requirements of the Internal  Revenue Code,  some of which are described  below.
Distributions  by the Fund made  during the  taxable  year or,  under  specified circumstances,  within 12 months  after the close of the taxable  year,  will be considered  distributions  of income  and gains  for the  taxable  year and will therefore count toward satisfaction of the above-mentioned requirement.

     To qualify as a regulated investment company, the Fund must derive at least
90% of its gross income from dividends,  interest, certain payments with respect to  securities  loans,  gains  from the sale or  other  disposition  of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

     In addition to satisfying the  requirements  described above, the Fund must satisfy  an  asset  diversification  test in  order to  qualify  as a  regulated investment company.  Under that test, at the close of each quarter of the Fund's taxable  year,  at least 50% of the value of the Fund's  assets must  consist of cash  and  cash  items  (including  receivables),  U.S.  government  securities, securities of other  regulated  investment  companies,  and  securities of other issuers. As to each of those issuers,  the Fund must not have invested more than
5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the  outstanding  voting  securities  of each such  issuer.  No more than 25% of the  value of its  total  assets  may be invested  in the  securities  of any one  issuer  (other  than  U.S.  government securities and securities of other regulated investment companies), or in two or more  issuers  which the Fund  controls  and which  are  engaged  in the same or similar trades or businesses.  For purposes of this test,  obligations issued or guaranteed by certain agencies or  instrumentalities  of the U.S. government are treated as U.S. government securities.

|X| Excise Tax on Regulated  Investment  Companies.  Under the Internal  Revenue
Code,  by December  31 each year,  the Fund must  distribute  98% of its taxable investment income earned from January 1 through December 31 of that year and 98%
of its capital  gains  realized in the period from  November 1 of the prior year through  October 31 of the current  year.  If it does not,  the Fund must pay an excise tax on the amounts not distributed.  It is presently anticipated that the
Fund  will  meet  those  requirements.  To meet  this  requirement,  in  certain circumstances the Fund might be required to liquidate  portfolio  investments to make sufficient distributions to avoid excise tax liability.  However, the Board of Trustees and the Manager might  determine in a particular  year that it would be in the  best  interests  of  shareholders  for  the  Fund  not to  make  such distributions  at  the  required  levels  and  to  pay  the  excise  tax  on the undistributed  amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.

|X|  Taxation  of  Fund   Distributions.   The  Fund  anticipates   distributing
substantially  all of its  investment  company  taxable  income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

     Special  provisions of the Internal  Revenue Code govern the eligibility of
the  Fund's  dividends  for  the  dividends-received   deduction  for  corporate
shareholders.  Long-term  capital gains  distributions  are not eligible for the deduction.  The amount of  dividends  paid by the Fund that may  qualify for the deduction is limited to the aggregate  amount of qualifying  dividends  that the
Fund derives  from  portfolio  investments  that the Fund has held for a minimum period,  usually 46 days. A corporate  shareholder  will not be eligible for the deduction  on  dividends  paid on Fund shares  held for 45 days or less.  To the extent the Fund's  dividends are derived from gross income from option premiums, interest  income or  short-term  gains from the sale of  securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

     The Fund may either retain or distribute  to  shareholders  its net capital gain for each taxable year.  The Fund  currently  intends to distribute any such amounts.  If net long term capital  gains are  distributed  and  designated as a capital gain  distribution,  it will be taxable to  shareholders  as a long-term capital gain and will be properly  identified in reports sent to shareholders in
January  of each  year.  Such  treatment  will  apply  no  matter  how  long the shareholder  has held his or her shares or whether that gain was  recognized  by the Fund before the shareholder acquired his or her shares.

     If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information  regarding their pro rata share of the gain and tax paid. As a result,  each  shareholder  will be required to report his or her pro rata  share of such gain on their tax return as  long-term  capital  gain,  will receive a  refundable  tax credit for  his/her pro rata share of tax paid by the
Fund on the gain,  and will  increase  the tax basis  for  his/her  shares by an amount equal to the deemed distribution less the tax credit.

     Investment  income  that may be received  by the Fund from  sources  within foreign  countries may be subject to foreign taxes  withheld at the source.  The
United  States has entered into tax treaties with many foreign  countries  which entitle the Fund to a reduced rate of, or exemption from,  taxes on such income.
The Fund may be subject to U.S. Federal income tax, and an interest  charge,  on certain  distributions  or gains  from the sale of shares  of a foreign  company considered  to be a PFIC,  even if those  amounts are paid out as  dividends  to shareholders.  To avoid imposition of the interest charge, the Fund may elect to
"mark to market" all PFIC shares that it holds at the end of each taxable  year.
In that case,  any  increase or decrease in the value of those  shares  would be recognized  as ordinary  income or as  ordinary  loss (but only to the extent of previously recognized "mark-to-market" gains). Distributions by the Fund that do not constitute  ordinary income dividends or capital gain  distributions will be treated as a return of capital to the extent of the  shareholder's  tax basis in their shares.  Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions  made (or deemed made) during the year.
If  prior  distributions  made  by  the  Fund  must  be  re-characterized  as  a non-taxable  return of capital at the end of the fiscal  year as a result of the effect of the Fund's  investment  policies,  they will be  identified as such in notices sent to shareholders.

     Distributions  by the Fund will be treated in the  manner  described  above regardless  of  whether  the  distributions  are paid in cash or  reinvested  in additional  shares of the Fund (or of another  fund).  Shareholders  receiving a distribution  in the form of  additional  shares will be treated as  receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     The Fund will be  required  in certain  cases to  withhold  28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of  shares,  paid to any  shareholder  (1) who has  failed to  provide a correct taxpayer identification number or to properly certify that number when required,
(2) who is subject to backup  withholding  for  failure to report the receipt of interest or dividend  income  properly,  or (3) who has failed to certify to the
Fund that the shareholder is not subject to backup  withholding or is an "exempt recipient" (such as a corporation).  Any tax withheld by the Fund is remitted by the Fund to the U.S.  Treasury and all income and any tax withheld is identified in reports  mailed to  shareholders  in January of each year with a copy sent to the IRS.

|X| Tax Effects of  Redemptions  of Shares.  If a  shareholder  redeems all or a portion of his/her shares,  the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion  of  any  loss  recognized  in  that  manner  may be  disallowed  if the shareholder  purchases  other  shares of the Fund within 30 days before or after the redemption.

     In general,  any gain or loss arising from the  redemption of shares of the
Fund will be  considered  capital  gain or loss,  if the  shares  were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term  capital  loss to the extent of the amount of capital gain dividends  received on those shares.
Special holding period rules under the Internal  Revenue Code apply in this case to  determine  the  holding  period  of  shares  and  there  are  limits  on the deductibility of capital losses in any year.

|X| Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign person (to include,  but not limited to, a nonresident alien individual, a  foreign  trust,  a  foreign  estate,  a  foreign  corporation,  or a  foreign partnership)  primarily  depends on whether the foreign person's income from the
Fund is  effectively  connected  with the conduct of a U.S.  trade or  business.
Typically,  ordinary income dividends paid from a mutual fund are not considered
"effectively connected" income.

     Ordinary  income  dividends  that are paid by the Fund (and are  deemed not
"effectively connected income") to foreign persons will be subject to a U.S. tax withheld  by the Fund at a rate of 30%,  provided  the Fund  obtains a  properly completed and signed  Certificate of Foreign Status. The tax rate may be reduced if the  foreign  person's  country of  residence  has a tax treaty with the U.S.
allowing for a reduced tax rate on ordinary  income  dividends paid by the Fund.
Any tax  withheld by the Fund is remitted by the Fund to the U.S.  Treasury  and all income and any tax withheld is identified in reports mailed to  shareholders in March of each year with a copy sent to the IRS.

     If the ordinary income  dividends from the Fund are  effectively  connected with the conduct of a U.S. trade or business,  then the foreign person may claim an  exemption  from the U.S.  tax  described  above  provided the Fund obtains a properly  completed and signed  Certificate  of Foreign  Status.  If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income  dividends, capital gains  distributions and the proceeds of the redemption of shares,  paid to any foreign  person.  Any tax withheld by the Fund is remitted by the Fund to the U.S.  Treasury and all income and any tax withheld is  identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

     The tax  consequences to foreign persons  entitled to claim the benefits of an applicable tax treaty may be different from those described  herein.  Foreign shareholders  are urged to consult  their own tax advisors or the U.S.  Internal
Revenue  Service with respect to the particular tax  consequences  to them of an investment in the Fund,  including  the  applicability  of the U.S.  withholding taxes described above.

Dividend  Reinvestment  in Another Fund.  Shareholders  of the Fund may elect to reinvest all dividends and/or capital gains  distributions in shares of the same class of any of the other  Oppenheimer funds into which you may exchange shares.
Reinvestment  will be made without sales charge at the net asset value per share in  effect at the close of  business  on the  payable  date of the  dividend  or distribution.  To elect this option,  the  shareholder  must notify the Transfer
Agent in writing  and must have an  existing  account in the fund  selected  for reinvestment.  Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.  Dividends and/or  distributions  from  shares of certain  other  Oppenheimer  funds may be invested in shares of this Fund on the same basis.

   Additional Information About the Fund

The Distributor.  The Fund's shares are sold through dealers,  brokers and other financial  institutions  that  have  a  sales  agreement  with  OppenheimerFunds
Distributor,  Inc.,  a  subsidiary  of the  Manager  that  acts  as  the  Fund's
Distributor.  The Distributor also distributes  shares of the other  Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent, is a
division  of  the  Manager.   It  is  responsible  for  maintaining  the  Fund's
shareholder  registry  and  shareholder   accounting  records,  and  for  paying
dividends  and  distributions  to  shareholders.  It  also  handles  shareholder servicing and administrative  functions.  It serves as the Transfer Agent for an annual per account  fee.  It also acts as  shareholder  servicing  agent for the other  Oppenheimer  funds.  Shareholders  should  direct  inquiries  about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian.  Brown Brothers Harriman & Co. is the custodian of the Fund's assets. The custodian's  responsibilities  include  safeguarding and controlling the Fund's portfolio  securities and handling the delivery of such securities to and from the Fund.  It is the practice of the Fund to deal with the custodian in a manner  uninfluenced by any banking  relationship  the custodian may have with the Manager and its  affiliates.  The Fund's cash balances with the custodian in excess of  $100,000  are not  protected  by  federal  deposit  insurance.  Those uninsured balances at times may be substantial.

Independent  Registered Public Accounting Firm. Deloitte & Touche LLP serves as the independent  registered  public  accounting  firm for the Fund.  Deloitte
&  Touche LLP audits the Fund's  financial  statements  and  performs  other related audit services.  Deloitte &  Touche LLP also acts as the independent registered public accounting firm for certain other funds advised by the Manager and its  affiliates.  Audit and non-audit  services  provided by Deloitte  &
Touche LLP to the Fund must be pre-approved by the Audit Committee.

                      OPPENHEIMER CAPITAL INCOME FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER CAPITAL INCOME FUND:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Capital Income Fund (the "Fund"), including the statement of investments, as of August 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Fund as of August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
October 9, 2007

                       OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS  August 31, 2007
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--42.3%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--2.3%
--------------------------------------------------------------------------------
MEDIA--0.3%
Cinemark Holdings, Inc.                                521,900   $    9,383,762
--------------------------------------------------------------------------------
Regal Entertainment Group                               57,250        1,290,415
                                                                 ---------------
                                                                     10,674,177

--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.0%
CSK Auto Corp. 1,2                                   4,715,000       62,332,300
--------------------------------------------------------------------------------
CONSUMER STAPLES--9.7%
--------------------------------------------------------------------------------
FOOD PRODUCTS--2.2%
B&G Foods, Inc.                                      1,000,000       20,770,000
--------------------------------------------------------------------------------
B&G Foods, Inc., Cl. A                                 148,750        1,902,513
--------------------------------------------------------------------------------
Kraft Foods, Inc., Cl. A 3                           1,522,452       48,809,811
                                                                 ---------------
                                                                     71,482,324

--------------------------------------------------------------------------------
TOBACCO--7.5%
Altria Group, Inc. 3                                 2,200,000      152,702,000
--------------------------------------------------------------------------------
Loews Corp./Carolina Group 3                         1,150,000       87,538,000
                                                                 ---------------
                                                                    240,240,000

--------------------------------------------------------------------------------
ENERGY--7.4%
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--7.4%
Arlington Tankers Ltd.                                  16,500          408,540
--------------------------------------------------------------------------------
BP plc, ADR                                            625,000       42,100,000
--------------------------------------------------------------------------------
Capital Product Partners LP                            202,500        5,866,425
--------------------------------------------------------------------------------
Chevron Corp. 3                                        120,000       10,531,200
--------------------------------------------------------------------------------
ConocoPhillips                                         162,500       13,307,125
--------------------------------------------------------------------------------
Enbridge Energy Management LLC                               1                3
--------------------------------------------------------------------------------
Kinder Morgan Management LLC 1                       3,275,000      157,658,477
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                              12,500          708,625
--------------------------------------------------------------------------------
Tortoise Energy Capital Corp.                          302,250        9,067,500
--------------------------------------------------------------------------------
Tsakos Energy Navigation Ltd.                            6,000          408,420
                                                                 ---------------
                                                                    240,056,315

--------------------------------------------------------------------------------
FINANCIALS--13.1%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.2%
UBS AG                                                 150,000        7,836,000

                       OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS--1.0%
U.S. Bancorp                                         1,000,000   $   32,350,000
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.3%
Bank of America Corp.                                1,750,000       88,690,000
--------------------------------------------------------------------------------
Citigroup, Inc.                                      1,750,000       82,040,000
                                                                 ---------------
                                                                    170,730,000

--------------------------------------------------------------------------------
INSURANCE--4.3%
ACE Ltd.                                               550,000       31,768,000
--------------------------------------------------------------------------------
Everest Re Group Ltd.                                1,000,000      101,880,000
--------------------------------------------------------------------------------
Fidelity National Title Group, Inc., Cl. A 3           258,500        4,702,115
                                                                 ---------------
                                                                    138,350,115

--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--1.2%
Anthracite Capital, Inc.                             1,196,850       10,843,461
--------------------------------------------------------------------------------
Care Investment Trust, Inc. 1,2                      1,175,000       13,489,000
--------------------------------------------------------------------------------
Crystal River Capital, Inc.                            850,000       13,566,000
                                                                 ---------------
                                                                     37,898,461

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.1%
Washington Mutual, Inc.                              1,000,000       36,720,000
--------------------------------------------------------------------------------
HEALTH CARE--1.3%
--------------------------------------------------------------------------------
PHARMACEUTICALS--1.3%
Johnson & Johnson                                       75,000        4,634,250
--------------------------------------------------------------------------------
Novartis AG, ADR                                        97,500        5,133,375
--------------------------------------------------------------------------------
Pfizer, Inc.                                         1,250,000       31,050,000
                                                                 ---------------
                                                                     40,817,625

--------------------------------------------------------------------------------
INDUSTRIALS--4.1%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.1%
Boeing Co.                                              60,000        5,802,000
--------------------------------------------------------------------------------
Raytheon Co. 3                                       1,000,000       61,340,000
                                                                 ---------------
                                                                     67,142,000

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.9%
General Electric Co.                                 1,630,000       63,358,100
--------------------------------------------------------------------------------
MARINE--0.1%
Omega Navigation Enterprises, Inc., Cl. A                5,000           98,800
--------------------------------------------------------------------------------
Seaspan Corp.                                           61,250        1,966,738
                                                                 ---------------
                                                                      2,065,538

                       OPPENHEIMER CAPITAL INCOME FUND

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.5%
--------------------------------------------------------------------------------
SOFTWARE--0.5%
Microsoft Corp.                                        525,000   $   15,083,250
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.2%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.2%
AT&T, Inc. 3                                           167,500        6,678,225
--------------------------------------------------------------------------------
Citizens Communications Co.                            850,000       12,333,500
--------------------------------------------------------------------------------
Consolidated Communications Holdings, Inc.           1,272,500       23,643,050
--------------------------------------------------------------------------------
FairPoint Communications, Inc.                       1,365,000       22,836,450
--------------------------------------------------------------------------------
NTELOS Holdings Corp.                                  575,000       15,398,500
--------------------------------------------------------------------------------
Windstream Corp.                                     1,700,000       24,276,000
                                                                 ---------------
                                                                    105,165,725

--------------------------------------------------------------------------------
UTILITIES--0.7%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.7%
Cleco Corp.                                            652,500       15,033,600
--------------------------------------------------------------------------------
FirstEnergy Corp.                                      110,000        6,758,400
                                                                 ---------------
                                                                     21,792,000
                                                                 ---------------
Total Common Stocks (Cost $831,841,675)                           1,364,093,930

--------------------------------------------------------------------------------
PREFERRED STOCKS--6.7%
--------------------------------------------------------------------------------
AES Trust III, 6.75% Cv.                               242,400       11,598,840
--------------------------------------------------------------------------------
E*TRADE Financial Corp., 6.125% Cum. Cv. 2           1,177,500       24,774,600
--------------------------------------------------------------------------------
El Paso Corp., 4.99% Cv.                                 5,500        7,506,813
--------------------------------------------------------------------------------
Emmis Communications Corp., 6.25% Cum. Cv.,
Series A, Non-Vtg.                                     650,000       27,436,500
--------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 6.75%
Cv., Non-Vtg.                                           43,500        5,768,970
--------------------------------------------------------------------------------
Lucent Technologies Capital Trust I, 7.75% Cum.
Cv., Non-Vtg.                                           39,000       38,220,000
--------------------------------------------------------------------------------
NRG Energy, Inc., 5.75% Cv.                             19,500        6,575,400
--------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd., 6% Cv.,
Series A 2                                           1,005,000       32,662,500
--------------------------------------------------------------------------------
Schering-Plough, 6% Cv. 1                               40,000       10,624,000
--------------------------------------------------------------------------------
Six Flags, Inc., 7.25% Cum. Cv. Preferred Income
Equity Redeemable Shares, Non-Vtg.                     525,000       10,237,500
--------------------------------------------------------------------------------
United Rentals Trust I, 6.50% Cv. Quarterly
Income Preferred Securities, Non-Vtg. 4                378,569       18,218,633
--------------------------------------------------------------------------------
XL Capital Ltd., 7% Cv.                                805,000       21,614,250
                                                                 ---------------
Total Preferred Stocks (Cost $215,971,543)                          215,238,006

                       OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--15.5%
--------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc.,
Commercial Mtg. Pass-Through Certificates,
Series 2005-3, Cl. A2, 4.501%, 7/10/43            $  2,670,000   $    2,611,219
--------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through
Certificates, Series 2004-2, Cl. 2A1, 6.50%,
7/20/32                                              1,772,240        1,790,963
--------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO
Pass-Through Certificates:
Series 2003-E, Cl. 2A2, 4.35%, 6/25/33 5             3,808,331        3,829,024
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32               1,412,485        1,419,548
Series 2005-F, Cl. 2A3, 4.718%, 7/25/35 5            4,220,917        4,151,911
--------------------------------------------------------------------------------
Bear Stearns Adjustable Rate Mortgage Trust,
CMO, Series 2006-4, Cl. 2A1, 5.81%, 10/25/36 5         873,120          872,814
--------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc.,
Asset-Backed Pass-Through Certificates, Series
2006-WF1, Cl. A2 B, 5.536%, 3/1/36                     660,000          657,142
--------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., Mtg.
Pass-Through Certificates, Series 2006-AR5, Cl.
1A3A, 5.903%, 7/25/36 5                              1,769,290        1,783,177
--------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Commercial Mtg. Obligations, Series
2007-CD4, Cl. A2B, 5.205%, 12/11/49 4                3,140,000        3,100,586
--------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO:
Series 2004-28CB, Cl. 2A4, 5.75%, 1/25/35            3,452,000        3,231,495
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32              3,164,010        3,189,719
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34              2,775,630        2,807,726
Series 2008-85CB, Cl. 2A3, 5.50%, 2/25/36            2,580,000        2,507,791
--------------------------------------------------------------------------------
Countrywide Home Loans, CMO:
Series 2003-46, Cl. 1A2, 4.122%, 1/19/34 5           3,147,325        3,141,741
Series 2005-HYB1, Cl. 5A1, 4.999%, 3/25/35 5         3,983,179        3,883,599
--------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust,
Mtg. Pass-Through Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36             1,561,861        1,561,177
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08                468,397          468,723
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                        7,255,568        6,978,542
4.50%, 5/1/19 6                                      3,364,921        3,233,746
5%, 8/1/33-12/1/34                                   6,484,312        6,188,838
6%, 5/1/18-3/1/33                                    4,285,758        4,331,381
6.50%, 4/1/18-4/1/34                                 1,728,917        1,768,202
7%, 9/1/23-3/1/35                                    6,749,994        6,968,001
7%, 10/1/32 6                                        1,392,990        1,436,897
8%, 4/1/16                                             411,396          433,894
9%, 8/1/22-5/1/25                                      124,327          133,415
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd.
Multiclass Mtg.
Participation Certificates, Series 3094, Cl.
HS, 3.809%, 6/15/34 5                                  697,626          705,950
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd.
Real Estate Mtg. Investment Conduit Multiclass
Pass-Through Certificates:
Series 2006-11, Cl. PS, 4.382%, 3/25/36 5            1,074,903        1,112,281
Series 2034, Cl. Z, 6.50%, 2/15/28                     580,950          597,470
Series 2043, Cl. ZP, 6.50%, 4/15/28                  1,750,335        1,797,185

                       OPPENHEIMER CAPITAL INCOME FUND

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd.
Real Estate Mtg. Investment Conduit Multiclass
Pass-Through Certificates: Continued
Series 2053, Cl. Z, 6.50%, 4/15/28                $    617,552   $      636,752
Series 2055, Cl. ZM, 6.50%, 5/15/28                    780,310          798,257
Series 2075, Cl. D, 6.50%, 8/15/28 6                 2,114,805        2,180,584
Series 2080, Cl. C, 6.50%, 8/15/28                   1,069,256        1,099,423
Series 2080, Cl. Z, 6.50%, 8/15/28                     507,730          523,395
Series 2279, Cl. PK, 6.50%, 1/15/31                  1,148,159        1,186,859
Series 2326, Cl. ZP, 6.50%, 6/15/31                    608,987          629,129
Series 2387, Cl. PD, 6%, 4/15/30                        51,121           51,002
Series 2461, Cl. PZ, 6.50%, 6/15/32                  2,100,951        2,153,534
Series 2500, Cl. FD, 6.111%, 3/15/32 5                 271,384          273,463
Series 2526, Cl. FE, 6.011%, 6/15/29 5                 387,888          389,624
Series 2538, Cl. F, 5.92%, 12/15/32 5                4,873,638        4,942,641
Series 2551, Cl. FD, 6.011%, 1/15/33 5                 298,542          298,832
Series 2676, Cl. KY, 5%, 9/15/23                     2,768,000        2,565,703
Series 3025, Cl. SJ, 4.175%, 8/15/35 5                 409,685          414,269
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only
Stripped Mtg.-Backed Security:
Series 176, Cl. IO, 14.215%, 6/1/26 7                  505,666          122,972
Series 183, Cl. IO, 11.907%, 4/1/27 7                  805,456          209,684
Series 184, Cl. IO, 17.539%, 12/1/26 7                 856,766          209,243
Series 192, Cl. IO, 14.625%, 2/1/28 7                  262,700           67,322
Series 200, Cl. IO, 13.682%, 1/1/29 7                  316,323           79,130
Series 2003-118, Cl. S, 8.266%, 12/25/33 7           4,616,809          599,715
Series 2005-87, Cl. SE, (2.338)%, 10/25/35 7         8,455,620          327,659
Series 2005-87, Cl. SG, 6.579%, 10/25/35 7           7,528,428          444,811
Series 2130, Cl. SC, (7.779)%, 3/15/29 7               600,745           42,936
Series 216, Cl. IO, 13.524%, 12/1/31 7                 585,677          148,503
Series 224, Cl. IO, 10.569%, 3/1/33 7                1,806,307          461,658
Series 243, Cl. 6, 8.781%, 12/15/32 7                1,126,960          268,652
Series 2796, Cl. SD, (0.348)%, 7/15/26 7               918,973           69,405
Series 2802, Cl. AS, (2.162)%, 4/15/33 7             1,796,227           99,207
Series 2920, Cl. S, 0.83%, 1/15/35 7                 5,049,260          251,545
Series 3000, Cl. SE, (2.107)%, 7/15/25 7             5,611,063          219,347
Series 3110, Cl. SL, 6.09%, 2/15/26 7                  955,359           40,833
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only
Stripped Mtg.-Backed Security:
Series 176, Cl. PO, 4.30%, 6/1/26 8                    240,686          189,513
Series 192, Cl. PO, 5.874%, 2/1/28 8                   262,700          202,156
--------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/1/18-8/1/20                                31,535,258       30,341,596
5%, 12/1/17-9/1/35                                  70,521,433       68,291,360
5.50%, 8/1/22-4/1/34                                70,005,492       68,637,157
5.50%, 9/1/37 9                                      9,632,000        9,407,757
6%, 5/1/21-11/1/33                                  40,305,525       40,549,464
6%, 9/1/21 9                                         1,965,000        1,986,185
6.50%, 5/1/17-11/1/31                               15,642,786       16,018,505
7%, 11/1/17-7/1/35                                   7,779,884        8,062,095
7.50%, 1/1/33-3/1/33                                11,382,190       11,931,267
8.50%, 7/1/32                                           33,827           36,379

                       OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust,
CMO, Trust 2002-T1, Cl. A2, 7%, 11/25/31          $  1,760,696   $    1,817,883
--------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd.
Real Estate Mtg. Investment Conduit Pass-Through
Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                 1,597,488        1,652,736
Trust 1998-61, Cl. PL, 6%, 11/25/28                    996,855        1,010,554
Trust 1999-54, Cl. LH, 6.50%, 11/25/29               1,361,740        1,408,834
Trust 2001-50, Cl. NE, 6%, 8/25/30                      66,560           66,040
Trust 2001-51, Cl. OD, 6.50%, 10/25/31               2,198,423        2,240,373
Trust 2001-70, Cl. LR, 6%, 9/25/30                     197,234          197,645
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                  899,924          917,968
Trust 2002-9, Cl. PC, 6%, 3/25/17                    6,442,997        6,545,877
Trust 2003-130, Cl. CS, 3.09%, 12/25/33 5              934,143          849,145
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                1,903,000        1,829,973
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                3,485,000        3,390,820
Trust 2004-101, Cl. BG, 5%, 1/25/20                  2,550,000        2,486,956
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25              1,560,000        1,509,765
Trust 2005-104, Cl. MC, 5.50%, 12/25/25              7,321,312        7,058,340
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                1,430,000        1,371,720
Trust 2005-59, Cl. NQ, 3.113%, 5/25/35 5             1,151,659        1,052,376
Trust 2006-46, Cl. SW, 4.015%, 6/25/36 5               830,032          839,558
Trust 2006-50, Cl. KS, 4.015%, 6/25/36 5             2,797,823        2,759,276
Trust 2006-50, Cl. SA, 4.015%, 6/25/36 5             1,646,663        1,636,476
Trust 2006-50, Cl. SK, 4.015%, 6/25/36 5               220,543          219,956
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                5,111,748        5,124,030
--------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Trust 2001-15, Cl. SA, 7.789%, 3/17/31 7               788,626           94,300
Trust 2001-65, Cl. S, 6.861%, 11/25/31 7             2,567,898          263,072
Trust 2001-81, Cl. S, 1.045%, 1/25/32 7                569,257           57,472
Trust 2002-47, Cl. NS, 0.578%, 4/25/32 7             1,110,283           95,889
Trust 2002-51, Cl. S, 0.499%, 8/25/32 7              1,019,392           84,797
Trust 2002-52, Cl. SD, (1.948)%, 9/25/32 7           1,130,829           95,727
Trust 2002-75, Cl. SA, 8.427%, 11/25/32 7            3,060,901          258,112
Trust 2002-77, Cl. SH, 1.868%, 12/18/32 7              724,319           65,226
Trust 2002-89, Cl. S, 11.607%, 1/25/33 7             2,915,372          284,313
Trust 2002-9, Cl. MS, 1.285%, 3/25/32 7                699,903           64,951
Trust 2003-33, Cl. SP, 10.288%, 5/25/33 7            2,591,887          316,718
Trust 2003-46, Cl. IH, 6.865%, 6/25/33 7             5,427,566        1,090,087
Trust 2004-54, Cl. DS, (5.98)%, 11/25/30 7           1,123,149           65,302
Trust 2005-105, Cl. S, 6.169%, 12/25/35 7            4,168,740          241,292
Trust 2005-19, Cl. SA, (4.158)%, 3/25/35 7          12,910,257          666,773
Trust 2005-40, Cl. SA, (4.578)%, 5/25/35 7           2,961,945          145,868
Trust 2005-6, Cl. SE, (2.895)%, 2/25/35 7            3,600,777          164,215
Trust 2005-71, Cl. SA, (2.325)%, 8/25/25 7           3,545,342          213,985
Trust 2006-119, Cl. MS, 1.895%, 12/25/36 7           3,023,258          171,493
Trust 2006-33, Cl. SP, 10.328%, 5/25/36 7            7,509,662          685,147
Trust 222, Cl. 2, 16.954%, 6/1/23 7                  1,841,608          429,243

                       OPPENHEIMER CAPITAL INCOME FUND

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security: Continued
Trust 240, Cl. 2, 21.898%, 9/1/23 7               $  2,864,387   $      760,611
Trust 252, Cl. 2, 15.025%, 11/1/23 7                 1,376,268          369,090
Trust 273, Cl. 2, 16.817%, 8/1/26 7                    384,214           92,694
Trust 303, Cl. IO, 14.736%, 11/1/29 7                  489,036          130,248
Trust 308, Cl. 2, 14.525%, 9/1/30 7                  1,334,647          348,530
Trust 321, Cl. 2, 9.131%, 4/1/32 7                   5,611,525        1,398,061
Trust 322, Cl. 2, 16.409%, 4/1/32 7                  2,213,920          570,564
Trust 331, Cl. 9, 9.354%, 2/1/33 7                   1,533,311          352,068
Trust 334, Cl. 17, 23.259%, 2/1/33 7                   899,830          215,441
Trust 339, Cl. 7, 6.896%, 7/1/33 7                   5,564,427        1,233,855
Trust 342, Cl. 2, 13.363%, 9/1/33 7                    968,816          251,442
Trust 344, Cl. 2, 11.311%, 12/1/33 7                 8,534,554        2,216,697
Trust 345, Cl. 9, 9.04%, 1/1/34 7                    2,533,362          572,219
Trust 362, Cl. 12, 7.085%, 8/1/35 7                  4,881,226        1,073,579
Trust 362, Cl. 13, 7.066%, 8/1/35 7                  2,708,320          595,582
--------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only
Stripped Mtg.-Backed Security, Trust 1993-184,
Cl. M, 5.026%, 9/25/23 8                               657,055          556,969
--------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities
Trust, Mtg. Pass-Through Certificates, Series
2007-FA2, Cl. 1A1, 5.50%, 4/25/37                    1,672,727        1,660,463
--------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial
Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39              1,720,000        1,691,630
Series 2005-C3, Cl. A2, 4.853%, 7/10/45              1,590,000        1,569,780
--------------------------------------------------------------------------------
GMAC Mortgage Corp. Loan Trust, Mtg.
Pass-Through Certificates:
Series 2004-J4, Cl. A7, 5.50%, 9/25/34               2,390,000        2,251,494
Series 2005-AR4, Cl. 2A1, 5.29%, 7/19/35 5           4,772,050        4,746,529
--------------------------------------------------------------------------------
Government National Mortgage Assn., 8.50%,
8/15/17-12/15/17                                       173,902          185,531
--------------------------------------------------------------------------------
Government National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, (8.857)%, 1/16/27 7          1,215,605           90,884
Series 2002-15, Cl. SM, (10.559)%, 2/16/32 7         1,164,241           85,349
Series 2002-41, Cl. GS, 3.755%, 6/16/32 7              637,950           86,525
Series 2002-76, Cl. SY, (7.317)%, 12/16/26 7         2,811,233          154,017
Series 2004-11, Cl. SM, (6.242)%, 1/17/30 7            966,504           68,937
Series 2006-47, Cl. SA, 14.941%, 8/16/36 7           9,123,563          513,120
--------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42             1,990,000        1,946,047
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37             1,750,000        1,739,452
Series 2007-GG9, Cl. A2, 5.381%, 3/10/39 4,9         6,700,000        6,659,354
--------------------------------------------------------------------------------
GSR Mortgage Loan Trust, Mtg. Pass-Through
Certificates, Series 2005-AR7, CL. 3A1, 5.158%,
11/25/35 5                                           6,998,019        6,933,885
--------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities
Corp., Commercial Mtg. Pass-Through
Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42              640,000          627,012
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42            2,280,000        2,244,654

                      OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities
Corp., Commercial Mtg. Pass-Through Certificates:
Continued
Series 2006-CB14, Cl. A4, 5.481%, 12/12/44        $  3,390,000   $    3,355,158
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51 9          1,530,000        1,545,178
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49           1,260,000        1,246,175
--------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial
Mtg. Pass-Through Certificates:
Series 2005-C5, Cl. A2, 4.885%, 9/15/30              1,900,000        1,879,843
Series 2007-C1, Cl. A2, 5.318%, 1/15/12              2,710,000        2,690,477
--------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through
Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                 2,113,628        2,102,397
Series 2004-9, Cl. A3, 4.70%, 8/25/34 5                309,974          308,660
--------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC,
Commercial Mtg. Pass-Through Certificates,
Series PRU-HTG 2000-C1, Cl. A2, 7.306%,
10/6/15 4                                            2,380,000        2,545,484
--------------------------------------------------------------------------------
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2003-QS1, Cl.
A2, 5.75%, 1/25/33                                   1,027,585        1,026,609
--------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2006-QS5,
Cl. 2A2, 6%, 4/25/08                                 1,932,635        1,931,129
--------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2007-QS6, Cl.
A114, 5.75%, 4/25/37                                 2,338,140        2,329,519
--------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust
2005-C17, Commercial Mtg. Pass-Through
Certificates, Series 2005-C17, Cl. A2, 4.782%,
3/15/42                                              3,590,000        3,543,035
--------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust
2006-C29, Commercial Mtg. Pass-Through
Certificates, Series 2006-C29, Cl. A2, 5.272%,
11/15/48                                             2,145,000        2,126,162
--------------------------------------------------------------------------------
WAMU, Mtg. Pass-Through Certificates:
Series 2003, Cl. 2A, 4.048%, 9/25/33 5               2,226,205        2,228,061
Series 2006-AR12, Cl. 2A1, 5.75%, 10/25/36 5         6,298,083        6,220,279
Series 2007-HY6, Cl. 2A1, 5.704%, 6/25/37 5          3,974,254        3,909,905
--------------------------------------------------------------------------------
Washington Mutual Mortgage Loan Trust, Mtg.
Pass-Through Certificates, 2007-A, Cl. 1A8, 6%,
2/25/37                                              6,172,759        6,207,443
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities:
Series 2004-AA Trust, Mtg. Pass-Through
Certificates, Cl. 2A, 4.995%, 9/25/33 5              1,388,430        1,364,206
Series 2004-S Trust, Mtg. Pass-Through
Certificates, Cl. A1, 3.539%, 9/25/34 5              1,154,695        1,124,785
Series 2006-AR2 Trust, Mtg. Pass-Through
Certificates, Cl. 2A6, 5.089%, 3/25/36 5             1,148,640        1,134,115
Series 2006-AR6 Trust, Mtg. Pass-Through
Certificates, Cl. 3A1, 5.094%, 3/25/36 5             1,307,060        1,294,495
                                                                 ---------------
Total Mortgage-Backed Obligations
(Cost $500,312,018)                                                 499,799,391

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.8%
--------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed
Certificates, Series 2005-1A, Cl. A2, 5.598%,
4/20/08 5,10                                           900,000          899,858
--------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed
Pass-Through Certificates, Series 2004-W8, Cl.
A2, 5.985%, 5/25/34 5                                2,123,397        2,054,562

                       OPPENHEIMER CAPITAL INCOME FUND

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------
Capital One Prime Auto Receivables Trust,
Automobile Asset-Backed
Certificates, Series 2005-1, Cl. A4, 5.34%,
4/15/11 5                                         $  7,400,000   $    7,399,451
--------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card
Receivable Nts., Series 2003-C4, Cl. C4, 5%,
6/10/15                                                430,000          408,441
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2002-4,
Asset-Backed Certificates, Series 2002-4, Cl.
A1, 6.245%, 2/25/33 5                                   44,821           39,141
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-11,
Asset-Backed Certificates, Series 2005-11, Cl.
AF2, 4.657%, 2/25/36                                   960,000          948,426
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16,
Asset-Backed Certificates, Series 2005-16, Cl.
2AF2, 5.382%, 5/25/36 5                                920,000          903,123
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17,
Asset-Backed Certificates, Series 2005-17, Cl.
1AF2, 5.363%, 5/25/36 5                                620,000          610,849
--------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan
Pass-Through Certificates, Series 2005-A, Cl.
A3, 3.48%, 11/17/08                                    196,859          196,478
--------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile
Receivable Obligations, Series 2005-2, C. A4,
4.15%, 10/15/10                                      1,370,000        1,355,366
--------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity
Loan Pass-Through Certificates, Series 2005-3,
Cl. A1, 5.58%, 1/20/35 5                               979,340          951,634
--------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36             1,039,322        1,035,264
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 5              893,559          893,060
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35               749,726          743,747
--------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card
Receivables, Series 2003-C7, Cl. C7, 6.961%,
3/15/16 5                                            4,080,000        4,124,224
--------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed
Certificates, Series 2006-2, Cl. 2A2, 5.605%,
7/1/36 5                                             1,930,000        1,892,477
--------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-2,
Mtg. Pass-Through Certificates, Series 2005-2,
Cl. AF2, 4.415%, 4/25/35 5                             257,696          256,429
--------------------------------------------------------------------------------
RAMP Series 2004-RS7 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2004-RS7, Cl.
AI32, 4.45%, 7/25/28                                   329,534          327,530
--------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg.
Pass-Through Certificates, Series 2006-BNC3, Cl.
A2, 5.36%, 9/25/36 5                                 1,600,336        1,584,036
--------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg.
Pass-Through Certificates, Series 2005-4XS, Cl.
3A1, 5.18%, 3/26/35                                    710,702          711,411
                                                                 ---------------
Total Asset-Backed Securities (Cost $27,670,082)                     27,335,507

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--0.0%
--------------------------------------------------------------------------------
U.S. Treasury Nts., 4.75%, 8/15/17
(Cost $659,829)                                        653,000          663,918

--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--12.7%
--------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31       2,665,000        2,689,443
--------------------------------------------------------------------------------
Allied Waste North America, Inc., 5.75% Sr. Sec.
Nts., Series B, 2/15/11                              5,000,000        4,887,500
--------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bonds 11         6,950,000        6,073,675

                       OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES
Continued
--------------------------------------------------------------------------------
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12  $    800,000   $      636,000
--------------------------------------------------------------------------------
Belo Corp., 8% Sr. Unsec. Unsub. Nts., 11/1/08       4,695,000        4,808,671
--------------------------------------------------------------------------------
Buckeye Partners LP, 4.625% Sr. Nts., 7/15/13        3,620,000        3,400,545
--------------------------------------------------------------------------------
Caesars Entertainment, Inc., 7.50% Sr. Unsec.
Nts., 9/1/09 4                                       3,310,000        3,394,319
--------------------------------------------------------------------------------
Capmark Financial Group, Inc., 5.875% Nts.,
5/10/12 10                                           1,790,000        1,586,878
--------------------------------------------------------------------------------
CCH I Holdings LLC, 9.92% Sr. Unsec. Nts.,
4/1/14                                              20,000,000       16,900,000
--------------------------------------------------------------------------------
CDX High Yield Index, 7.625% Pass-Through
Certificates, Series 8-T1, 6/29/12                  72,500,000       68,331,250
--------------------------------------------------------------------------------
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09         2,180,000        2,147,559
--------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts.,
11/1/08                                              2,400,000        2,448,000
--------------------------------------------------------------------------------
Charter Communications Holdings I LLC:
11% Sr. Sec. Nts., 10/1/15                          64,075,000       63,113,875
11% Sr. Sec. Nts., 10/1/15 10                       29,072,000       28,417,880
13.50% Sr. Unsec. Unsub. Nts., 1/15/14              14,000,000       13,300,000
--------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875% Sr. Unsec. Nts.,
1/15/16                                              5,601,000        5,502,983
--------------------------------------------------------------------------------
Chiquita Brands International, Inc.:
7.50% Sr. Unsec. Nts., 11/1/14                       5,000,000        4,125,000
8.875% Sr. Unsec. Unsub. Nts., 12/1/15              10,000,000        8,650,000
--------------------------------------------------------------------------------
CIT Group Funding Co. of Canada, 4.65% Sr.
Unsec. Nts., 7/1/10                                  2,035,000        1,873,218
--------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25% Nts.,
3/15/11                                              1,965,000        1,777,225
--------------------------------------------------------------------------------
Cox Enterprises, Inc., 4.375% Nts., 5/1/08 10        3,255,000        3,226,216
--------------------------------------------------------------------------------
CSC Holdings, Inc.:
7.25% Sr. Unsec. Nts., 7/15/08                       2,590,000        2,596,475
7.625% Sr. Unsec. Debs., 7/15/18                     3,000,000        2,767,500
--------------------------------------------------------------------------------
D.R. Horton, Inc.:
5.375% Sr. Unsec. Nts., 6/15/12                      1,790,000        1,603,985
6.125% Nts., 1/15/14                                 1,315,000        1,175,999
8% Sr. Nts., 2/1/09                                  1,415,000        1,406,124
--------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31     1,811,000        2,127,925
--------------------------------------------------------------------------------
Dillard's, Inc., 6.625% Unsec. Nts., 11/15/08 4        820,000          807,700
--------------------------------------------------------------------------------
Eastman Kodak Co., 3.625% Nts., Series A,
5/15/08 4                                              360,000          347,400
--------------------------------------------------------------------------------
EchoStar DBS Corp., 5.75% Sr. Unsec. Nts.,
10/1/08                                              3,890,000        3,875,413
--------------------------------------------------------------------------------
El Paso Corp., 6.50% Sr. Unsec. Nts., 6/1/08           578,000          579,812
--------------------------------------------------------------------------------
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts.,
9/15/10                                              6,100,000        6,044,923
--------------------------------------------------------------------------------
Gap, Inc. (The):
6.90% Nts., 9/15/07                                  3,065,000        3,069,591
9.80% Unsub. Nts., 12/15/08 5                          359,000          378,329
--------------------------------------------------------------------------------
General Motors Acceptance Corp., 8% Bonds,
11/1/31                                              2,445,000        2,201,982
--------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub.
Bonds, 2/15/34                                       5,525,000        4,972,666
--------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds,
Series A 10,11                                       6,800,000        5,893,376
--------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts.,
11/30/35 5                                           4,900,000        4,652,428
--------------------------------------------------------------------------------
Hyundai Motor Manufacturing Alabama LLC, 5.30%
Sr. Unsec. Nts., 12/19/08 10                         1,645,000        1,638,287

                      OPPENHEIMER CAPITAL INCOME FUND

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES
Continued
--------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts.,
11/14/08 4,5                                      $  1,410,000   $    1,434,675
--------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub.
Nts., 4/1/12                                         1,600,000        1,288,000
--------------------------------------------------------------------------------
Kaneb Pipe Line Operating Partnership LP, 5.875%
Sr. Unsec. Nts., 6/1/13                              2,500,000        2,513,910
--------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.30% Sr.
Unsec. Nts., 8/15/33                                 3,840,000        3,974,358
--------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09         2,870,000        2,951,904
--------------------------------------------------------------------------------
Level 3 Financing, Inc., 9.25% Sr. Unsec. Unsub.
Nts., 11/1/14                                       10,000,000        9,675,000
--------------------------------------------------------------------------------
Liberty Media Corp., 7.875% Sr. Nts., 7/15/09          845,000          878,368
--------------------------------------------------------------------------------
Liberty Media LLC, 7.75% Sr. Nts., 7/15/09           2,950,000        3,043,400
--------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 7.125% Sr. Unsec.
Nts., 6/15/09                                        2,095,000        2,162,511
--------------------------------------------------------------------------------
MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts.,
12/1/34 12                                           1,685,000        1,376,751
--------------------------------------------------------------------------------
MetLife, Inc., 6.40% Jr. Unsec. Sub. Bonds,
12/15/36                                             5,120,000        4,671,811
--------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09          4,020,000        4,004,925
--------------------------------------------------------------------------------
Monongahela Power Co., 7.36% Unsec. Nts.,
Series A, 1/15/10                                    3,155,000        3,328,620
--------------------------------------------------------------------------------
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts.,
6/15/09                                              2,630,000        2,713,852
--------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts.,
Series D, 8/1/15                                     3,270,000        3,294,568
--------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr.
Nts., Series B, 6/1/13 10                              802,074          766,023
--------------------------------------------------------------------------------
Popular North America, Inc., 4.70% Nts., 6/30/09     3,665,000        3,639,279
--------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C,
12/18/23 10                                          3,835,000        4,741,187
--------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts.,
7/1/25 10                                            3,380,000        4,153,736
--------------------------------------------------------------------------------
PSEG Funding Trust I, 5.381% Nts., 11/16/07          1,945,000        1,943,662
--------------------------------------------------------------------------------
Pulte Homes, Inc., 4.875% Nts., 7/15/09              1,390,000        1,307,378
--------------------------------------------------------------------------------
Qwest Corp.:
5.625% Unsec. Nts., 11/15/08 4,12                      363,000          363,908
7.875% Sr. Unsec. Nts., 9/1/11                       3,140,000        3,300,925
--------------------------------------------------------------------------------
Rite Aid Corp., 6.875% Sr. Unsec. Debs., 8/15/13    15,000,000       12,375,000
--------------------------------------------------------------------------------
Rogers Wireless, Inc., 9.625% Sr. Sec. Nts.,
5/1/11                                               2,945,000        3,322,599
--------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 7% Sr. Unsec.
Unsub. Nts., 10/15/07 4                                800,000          804,000
--------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 8% Sr. Unsec.
Sub. Nts., 3/15/12                                     442,000          448,630
--------------------------------------------------------------------------------
SLM Corp., 4% Nts., 1/15/09                          2,770,000        2,648,608
--------------------------------------------------------------------------------
Spansion LLC, 11.25% Sr. Nts., 1/15/16 10            2,500,000        2,381,250
--------------------------------------------------------------------------------
Standard Pacific Corp., 5.125% Sr. Unsec.
Unsub. Nts., 4/1/09                                  1,450,000        1,268,750
--------------------------------------------------------------------------------
Tenet Healthcare Corp., 9.875% Sr. Nts., 7/1/14      6,000,000        5,340,000
--------------------------------------------------------------------------------
TEPPCO Partners LP, 6.125% Nts., 2/1/13              1,395,000        1,404,910
--------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375% Sr.
Nts., 7/15/33                                          760,000          884,588
--------------------------------------------------------------------------------
Tribune Co., 5.50% Nts., Series E, 10/6/08 4         2,255,000        2,130,975
--------------------------------------------------------------------------------
TXU Energy Co. LLC:
5.86% Sr. Nts., 9/16/08 5,10                         2,940,000        2,942,326
6.125% Nts., 3/15/08                                 1,955,000        1,957,739

                       OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES
Continued
--------------------------------------------------------------------------------
Univision Communications, Inc.:
3.50% Sr. Unsec. Nts., 10/15/07                   $  1,880,000   $    1,875,300
3.875% Sr. Unsec. Nts., 10/15/08 4                     875,000          846,563
--------------------------------------------------------------------------------
Valero Logistics Operations LP, 6.05% Nts.,
3/15/13                                                675,000          677,459
--------------------------------------------------------------------------------
Westar Energy, Inc., 7.125% Sr. Unsec. Nts.,
8/1/09                                               3,030,000        3,090,630
--------------------------------------------------------------------------------
Williams Cos., Inc. (The), Credit Linked
Certificate Trust, 6.75% Nts., 4/15/09 4             3,650,000        3,704,750
                                                                 ---------------
Total Non-Convertible Corporate Bonds and Notes
(Cost $419,703,970)                                                 409,062,980

--------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES--9.3%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc., 6% Cv. Sr. Nts.,
5/1/15 10                                            3,250,000        2,803,125
--------------------------------------------------------------------------------
Anthracite Capital, Inc., 11.75% Cv. Sr. Unsec.
Nts., 9/1/27 4                                       5,500,000        5,488,450
--------------------------------------------------------------------------------
Conseco, Inc., 3.50% Cv. Sr. Unsec. Bonds,
9/30/35 5                                           12,000,000       10,590,000
--------------------------------------------------------------------------------
CSK Auto, Inc., 7.25% Cv. Sr. Unsec. Nts.,
12/15/25 5,10                                       11,000,000       12,595,000
--------------------------------------------------------------------------------
Human Genome Sciences, Inc., 2.25% Cv. Unsec.
Sub. Nts., 8/15/12                                  11,000,000        9,006,250
--------------------------------------------------------------------------------
Incyte Genomics, Inc., 3.50% Cv. Sr. Unsec.
Nts., 2/15/11                                       10,250,000        9,058,438
--------------------------------------------------------------------------------
Intel Corp., 2.95% Cv. Unsec. Sub. Debs.,
12/15/35                                             8,000,000        8,220,000
--------------------------------------------------------------------------------
KKR Financial Holdings LLC, 7% Cv. Sr. Unsec.
Nts., 7/15/12 10                                    17,500,000       15,028,125
--------------------------------------------------------------------------------
Liberty Media Corp., 0.75% Cv. Sr. Unsec. Unsub.
Debs., 3/30/23                                      47,500,000       53,971,875
--------------------------------------------------------------------------------
Liberty Media Corp., 3.25% Exchangeable Sr.
Unsec. Debs., 3/15/31 (exchangeable for Viacom,
Inc. Cl. B common stock or cash based on the
value thereof)                                     147,500,000     123,162,500
--------------------------------------------------------------------------------
Liberty Media Corp., 3.50% Exchangeable Sr.
Unsec. Debs., 1/15/31 (exchangeable for
Motorola, Inc. common stock or cash based on
the value of that stock)                             4,250,000        3,387,271
--------------------------------------------------------------------------------
Pantry, Inc. (The), 3% Cv. Sr. Sub. Nts.,
11/15/12                                            16,000,000       15,080,000
--------------------------------------------------------------------------------
Pride International, Inc., 3.25% Cv. Sr. Nts.,
5/1/33                                              21,250,000       30,042,188
--------------------------------------------------------------------------------
Six Flags, Inc., 4.50% Cv. Nts., 5/15/15             2,500,000        2,156,250
                                                                 ---------------
Total Convertible Corporate Bonds and Notes
(Cost $304,792,652)                                                 300,589,472

                                                       SHARES/
                                                     PRINCIPAL
                                                        AMOUNT
--------------------------------------------------------------------------------
STRUCTURED SECURITIES--13.0%
--------------------------------------------------------------------------------
Allegro Investment Corp. SA Cv. Equity Linked
Nts.:
5.05%, Exp. 3/17/08 4                                  617,700       15,625,648
Series UTX, 4.84%, Exp. 1/2/08 (linked to United
Technologies Corp. common stock) 4                     238,800       16,639,488
--------------------------------------------------------------------------------
Bank of America Cv. Linked Nts.:
Series HES, 8.50%, Exp. 1/30/08                        194,600       11,006,576
Series VNDA, 10.60%, Exp. 5/5/08                       696,200       10,742,366

                       OPPENHEIMER CAPITAL INCOME FUND

                                                       SHARES/
                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
STRUCTURED SECURITIES Continued
--------------------------------------------------------------------------------
Bear Stearns Global Asset Holdings Ltd. Cv.
Equity Linked Nts., Series 6693, 4.35%, Exp.
6/30/08 (linked to Wal-Mart Stores, Inc.) 4            507,924   $   22,577,222
--------------------------------------------------------------------------------
Blue Wings Ltd. Catastrophe Linked Bonds,
Series A, 8.51%, 1/10/12 4,5                         3,000,000        2,991,300
--------------------------------------------------------------------------------
Calabash Re II Ltd. Catastrophe Linked Nts.,
Series A1, 13.76%, 1/8/10 4,5                        3,000,000        3,064,800
--------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (New York) Cv.
Equity Linked Nts.:
5.69%, Exp. 4/21/08 (linked to Williams Cos.,
Inc. (The))                                            354,000       10,379,280
8.22%, Exp. 1/23/08 (linked to Corning, Inc.)          644,350       14,214,361
--------------------------------------------------------------------------------
Deutsche Bank AG 3M Co. Exchangeable Total
Return Linked Nts., 4.64%, Exp. 3/19/08 4              218,000       18,220,440
--------------------------------------------------------------------------------
Deutsche Bank AG Basket of Cv. Linked Nts.,
23.40%, Exp. 11/27/07 (linked to Staples, Inc.,
Office Depot, Inc. and OfficeMax, Inc. common
stock) 4                                            25,000,000       18,297,500
--------------------------------------------------------------------------------
Deutsche Bank AG-London Cv. Equity Linked Nts.,
4.38%, Exp. 9/21/07 (linked to United
Technologies Corp. common stock) 4                     242,000       17,185,630
--------------------------------------------------------------------------------
Fremantle Ltd. Catastrophe Linked Nts., 7.36%,
6/28/10 4,5                                          1,000,000          997,500
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The) Cv. Equity
Linked Nts.:
4%, Exp. 3/10/08 (linked to Office Depot, Inc.
common stock) 4                                        582,735       14,535,159
7.10%, Exp. 2/6/08 (linked to Occidental
Petroleum Corp. common stock) 4                        219,100       11,348,504
8%, Exp. 3/10/08 (linked to XM Satellite Radio
Holdings, Inc.) 4                                      700,281        8,698,190
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The) Cv. Mandatory
Exchangeable Nts.:
7.45%, Exp. 10/16/07 (linked to GlobalSantaFe
Corp.) 4                                               431,007       26,500,896
8.70%, Exp. 5/27/08 (linked to Applied
Materials, Inc.) 4                                     789,500       15,425,251
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The) Mandatory
Exchangeable Nts., 12.90%, Exp. 12/13/07 (linked
to Nortel Networks Corp. common stock) 4               400,000        7,398,800
--------------------------------------------------------------------------------
Lakeside Re Ltd. Catastrophe Linked Nts.,
11.86%, 12/31/09 5,10                                3,000,000        3,086,700
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc. Cv. Equity Linked
Nts., 4.42%, Exp. 12/9/07 (linked to Tyco
International Ltd.)                                  1,492,880       44,293,750
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc. Yield Enhanced
Equity Linked Debt Securities:
11.03%, Exp. 1/27/08 (linked to Arch Coal, Inc.)       439,368       12,895,451
Series I, 4%, Exp. 1/12/08 (linked to Texas
Instruments, Inc. common stock)                        523,926       17,415,284
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc. Cv. Linked Nts., 6%,
Exp. 12/5/07 (linked to Corning, Inc.) 4               714,300       16,553,903
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc. Redemption Linked
Nts., 6.35%, Exp. 1/4/08 (linked to
GlobalSantaFe Corp. common stock) 4                    182,983       11,764,892
--------------------------------------------------------------------------------
Morgan Stanley Cv. Equity Linked Nts.:
18.10%, Exp. 12/6/07 (linked to XM Satellite
Radio Holdings, Inc. common stock) 4                   696,865        9,867,608
6.20%, Exp. 2/6/08 (linked to XM Satellite Radio
Holdings, Inc. common stock) 4                         715,100        9,314,178
--------------------------------------------------------------------------------
Morgan Stanley Performance Equity Linked
Redemption Quarterly-pay Nts., 15.50%, Exp.
1/22/08 (linked to XM Satellite Radio Holdings,
Inc. common stock) 4                                   639,800        8,247,022

                       OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                       SHARES/
                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
STRUCTURED SECURITIES Continued
--------------------------------------------------------------------------------
Morgan Stanley Performance Equity Linked
Redemption Quarterly-pay Securities, 8.67%, Exp.
3/7/08 (exchangeable for Vanda Pharmaceutical,
Inc. common stock) 4                                   598,100   $    9,273,541
--------------------------------------------------------------------------------
Morgan Stanley Redemption Linked Nts., Exp.
1/17/08 (linked to the performance of Johnson &
Johnson, Lehman Brothers Holdings, Inc., and AES
Corp.) 4                                                15,000       11,958,750
--------------------------------------------------------------------------------
Successor Euro Wind Ltd. Catastrophe Linked
Nts., Series AIII, 11.11%, 12/6/08 4,5                3,000,000        3,046,650
--------------------------------------------------------------------------------
Wachovia Bank NA, Cv. Linked Nts., Series XMSR,
13.20%, Exp. 12/1/07 (linked to XM Satellite
Radio Holdings, Inc. common stock) 4                 1,016,777       14,738,183
                                                                 ---------------
Total Structured Securities (Cost $428,687,658)                     418,304,823

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $2,729,639,427)                                    100.3%   3,235,088,027
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                     (0.3)     (10,323,205)
                                                    ----------------------------
NET ASSETS                                               100.0%  $3,224,764,822
                                                    ============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended August 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                    SHARES          GROSS           GROSS            SHARES
                                                           AUGUST 31, 2006      ADDITIONS      REDUCTIONS   AUGUST 31, 2007
----------------------------------------------------------------------------------------------------------------------------
Care Investment Trust, Inc.                                             --      1,180,000           5,000         1,175,000
CSK Auto Corp.                                                   5,502,500          1,250         788,750         4,715,000
Enbridge Energy Management LLC                                     747,702         30,984 a       778,686                --
E*TRADE Financial Corp., 6.125% Cum. Cv.                                --      1,177,500              --         1,177,500
Oppenheimer Institutional Money Market Fund, Cl. E                      --    940,014,631     940,014,631                --
Platinum Underwriters Holdings Ltd., 6% Cv., Series A                   --        830,000              --           830,000

                                                                                    VALUE        DIVIDEND          REALIZED
                                                                               SEE NOTE 1          INCOME       GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------
Care Investment Trust, Inc.                                                  $ 13,489,000    $         --   $       (19,000)
CSK Auto Corp.                                                                 62,332,300              --         3,498,652
Enbridge Energy Management LLC                                                         --              --        20,010,336
E*TRADE Financial Corp., 6.125% Cum. Cv.                                       24,774,600       1,207,766                --
Oppenheimer Institutional Money Market Fund, Cl. E                                     --       1,145,637                --
Platinum Underwriters Holdings Ltd., 6% Cv., Series A                          32,662,500       1,464,516                --
                                                                             -----------------------------------------------
                                                                             $133,258,400    $  3,817,919   $    23,489,988
                                                                             ===============================================

a. All or a portion is the result of a corporate action.

                       OPPENHEIMER CAPITAL INCOME FUND

3. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                                   CONTRACTS   EXPIRATION   EXERCISE         PREMIUM           VALUE
                                             SUBJECT TO CALL        DATES      PRICE        RECEIVED      SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                       250      9/24/07      75.00   $       7,500   $       1,250
Altria Group, Inc.                                     2,250      9/24/07      80.00          63,499              --
AT&T, Inc.                                               300     10/22/07      42.50          24,602          12,900
Chevron Corp.                                            275      9/24/07      80.00         180,672         239,525
Chevron Corp.                                             90      9/24/07      85.00          26,275          35,100
Chevron Corp.                                            600     10/22/07      80.00         445,193         534,000
Chevron Corp.                                            235     10/22/07      85.00          91,533         122,200
Fidelity National Title Group, Inc., Cl. A             2,585     12/24/07      30.00         100,813              --
Kraft Foods, Inc., Cl. A                                 224      9/24/07      32.50          41,887          10,080
Kraft Foods, Inc., Cl. A                              15,000     12/14/07      31.52       7,050,000       3,195,000
Loews Corp./Carolina Group                             5,025      9/24/07      80.00       1,384,819         150,750
Loews Corp./Carolina Group                             4,000     12/24/07      80.00         860,627         980,000
Raytheon Co.                                           6,560      9/24/07      52.50       2,460,946       5,772,800
Raytheon Co.                                           3,340      9/24/07      55.00         793,635       2,304,600
Raytheon Co.                                             100      9/24/07      57.50          11,700          44,000
                                                                                       -----------------------------
                                                                                       $  13,543,701   $  13,402,205
                                                                                       =============================

4. Illiquid security. The aggregate value of illiquid securities as of August
31, 2007 was $344,117,852, which represents 10.67% of the Fund's net assets. See
Note 10 of accompanying Notes.

5. Represents the current interest rate for a variable or increasing rate security.

6. A sufficient amount of liquid assets has been designated to cover outstanding written put options, as follows:

                                                   CONTRACTS   EXPIRATION   EXERCISE         PREMIUM           VALUE
                                              SUBJECT TO PUT        DATES      PRICE        RECEIVED      SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                     1,500      1/21/08   $  70.00   $     550,492   $     810,000
Baker Hughes, Inc.                                     1,250     10/22/07      80.00         558,779         237,500
BJ Services Co.                                        1,400     10/22/07      27.50         443,793         385,000
Capital One Financial Corp.                            1,500     12/24/07      75.00       1,155,987       1,650,000
Occidental Petroleum Corp.                             2,250     11/19/07      60.00       1,804,472       1,102,500
Office Depot, Inc.                                       301      1/21/08      35.00         158,625         310,030
OfficeMax, Inc.                                          950     11/19/07      40.00         523,898         494,000
OfficeMax, Inc.                                        1,165      1/21/08      42.50         818,552         897,050
                                                                                       -----------------------------
                                                                                       $   6,014,598   $   5,886,080
                                                                                       =============================

7. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example,
GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $20,396,117 or 0.63% of the Fund's net assets as of August 31, 2007.

8. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.
These securities amount to $948,638 or 0.03% of the Fund's net assets as of
August 31, 2007.

                      OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

9. When-issued security or forward commitment to be delivered and settled after
August 31, 2007. See Note 1 of accompanying Notes.

10. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
Trustees. These securities amount to $90,159,967 or 2.80% of the Fund's net assets as of August 31, 2007.

11. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

12. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $518,807. See Note 5 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  August  31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $2,617,076,549)                                           $  3,101,829,627
Affiliated companies (cost $112,562,878)                                                    133,258,400
                                                                                       -----------------
                                                                                          3,235,088,027
--------------------------------------------------------------------------------------------------------
Cash                                                                                         15,093,630
--------------------------------------------------------------------------------------------------------
Swaps, at value (net premiums paid $234,298)                                                  4,326,544
--------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                   22,946,672
Investments sold (including $18,219,978 sold on a when-issued basis or
forward commitment)                                                                          18,457,514
Shares of beneficial interest sold                                                            1,313,196
Futures margins                                                                                 192,580
Other                                                                                           171,508
                                                                                       -----------------
Total assets                                                                              3,297,589,671

--------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $19,558,299)--
see accompanying statement of investments                                                    19,288,285
--------------------------------------------------------------------------------------------------------
Swaps, at value (net premiums paid $215,578)                                                  5,873,628
--------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $35,284,480 purchased on
a when-issued basis or forward commitment)                                                   41,251,903
Shares of beneficial interest redeemed                                                        3,657,210
Distribution and service plan fees                                                            1,338,888
Transfer and shareholder servicing agent fees                                                   324,160
Shareholder communications                                                                      286,355
Trustees' compensation                                                                           28,301
Other                                                                                           776,119
                                                                                       -----------------
Total liabilities                                                                            72,824,849

--------------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $  3,224,764,822
                                                                                       =================

--------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                             $        246,618
--------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                2,536,099,310
--------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                            27,623,954
--------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions              156,760,282
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets
and liabilities denominated in foreign currencies                                           504,034,658
                                                                                       -----------------
NET ASSETS                                                                             $  3,224,764,822
                                                                                       =================

                       OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$2,754,565,709 and 210,249,770 shares of beneficial interest outstanding)                      $  13.10
Maximum offering price per share (net asset value plus sales charge of 5.75%
of offering price)                                                                             $  13.90
--------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$240,849,375 and 18,609,922 shares of beneficial interest outstanding)                         $  12.94
--------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$184,782,112 and 14,330,271 shares of beneficial interest outstanding)                         $  12.89
--------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $44,567,626
and 3,427,826 shares of beneficial interest outstanding)                                       $  13.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF OPERATIONS  For the Year Ended  August 31, 2007
------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------
Interest                                                                                 $   84,480,885
--------------------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $41,012)                         57,262,750
Affiliated companies                                                                          3,817,919
--------------------------------------------------------------------------------------------------------
Fee income                                                                                      110,976
--------------------------------------------------------------------------------------------------------
Other income                                                                                     58,028
                                                                                         ---------------
Total investment income                                                                     145,730,558

--------------------------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------------------------
Management fees                                                                              17,232,574
--------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                       6,459,524
Class B                                                                                       2,621,424
Class C                                                                                       1,824,103
Class N                                                                                         209,127
--------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                       2,921,847
Class B                                                                                         394,254
Class C                                                                                         258,013
Class N                                                                                          86,857
--------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                         369,353
Class B                                                                                          80,531
Class C                                                                                          30,256
Class N                                                                                           5,479
--------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                      88,654
--------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                           60,121
--------------------------------------------------------------------------------------------------------
Administration service fees                                                                       1,500
--------------------------------------------------------------------------------------------------------
Other                                                                                           208,864
                                                                                         ---------------
Total expenses                                                                               32,852,481
Less reduction to custodian expenses                                                             (2,430)
Less waivers and reimbursements of expenses                                                     (21,661)
                                                                                         ---------------
Net expenses                                                                                 32,828,390

--------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                       112,902,168

                       OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF OPERATIONS  Continued
------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments:
   Unaffiliated companies (including premiums on options exercised)                      $  158,710,871
   Affiliated companies                                                                      23,489,988
Closing and expiration of option contracts written                                           27,560,629
Closing and expiration of futures contracts                                                    (712,604)
Foreign currency transactions                                                                     2,548
Swap contracts                                                                                  214,931
Net increase from payment by affiliate                                                           13,514
                                                                                         ---------------
Net realized gain                                                                           209,279,877
--------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                  (4,266,507)
Futures contracts                                                                               714,525
Option contracts written                                                                     (2,942,975)
Swap contracts                                                                               (2,035,233)
                                                                                         ---------------
Net change in unrealized appreciation                                                        (8,530,190)

--------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $  313,651,855
                                                                                         ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       OPPENHEIMER CAPITAL INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED AUGUST 31,                                                          2007               2006
-------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                              $    112,902,168   $     95,081,450
-------------------------------------------------------------------------------------------------------
Net realized gain                                                       209,279,877         27,512,071
-------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                    (8,530,190)        12,664,674
                                                                   ------------------------------------
Net increase in net assets resulting from operations                    313,651,855        135,258,195

-------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                 (87,959,430)       (77,812,436)
Class B                                                                  (6,228,396)        (6,031,033)
Class C                                                                  (4,351,749)        (3,701,400)
Class N                                                                  (1,156,756)          (836,479)
                                                                   ------------------------------------
                                                                        (99,696,331)       (88,381,348)
-------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                 (10,162,632)      (112,727,835)
Class B                                                                  (1,003,861)       (12,275,789)
Class C                                                                    (663,061)        (7,342,478)
Class N                                                                    (143,710)        (1,340,023)
                                                                   ------------------------------------
                                                                        (11,973,264)      (133,686,125)

-------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                 (11,635,942)        (3,331,341)
Class B                                                                 (35,557,029)       (31,772,777)
Class C                                                                  10,405,264          1,811,081
Class N                                                                   6,641,449          6,928,899
                                                                   ------------------------------------
                                                                        (30,146,258)       (26,364,138)

-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
Total increase (decrease)                                               171,836,002       (113,173,416)
-------------------------------------------------------------------------------------------------------
Beginning of period                                                   3,052,928,820      3,166,102,236
                                                                   ------------------------------------
End of period (including accumulated net investment income of
$27,623,954 and $5,059,260, respectively)                          $  3,224,764,822   $  3,052,928,820
                                                                   ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       OPPENHEIMER CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED AUGUST 31,                       2007               2006           2005           2004             2003
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    12.28         $    12.63     $    11.84     $    11.22       $     9.76
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .47 1              .39 1          .38 1          .46              .54
Net realized and unrealized gain                         .82                .16           1.28            .69             1.35
                                                  -------------------------------------------------------------------------------
Total from investment operations                        1.29                .55           1.66           1.15             1.89
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.42)              (.37)          (.48)          (.53)            (.43)
Distributions from net realized gain                    (.05)              (.53)          (.39)            --               --
                                                  -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.47)              (.90)          (.87)          (.53)            (.43)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    13.10         $    12.28     $    12.63     $    11.84       $    11.22
                                                  ===============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     10.50%              4.68%         14.40%         10.32%           20.10%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $2,754,566         $2,594,507     $2,670,552     $2,379,956       $2,130,486
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $2,809,861         $2,608,268     $2,565,609     $2,356,948       $1,900,896
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   3.54%              3.21%          3.09%          3.85%            5.41%
Total expenses                                          0.88% 4,5,6        0.91%          0.89% 4        0.89% 4,7        0.93% 4
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   66% 8              66% 8          55% 8          52%             141%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Reduction to custodian expenses less than 0.005%.

5. Total expenses including indirect expenses from affiliated fund were as follows:

        Year Ended August 31, 2007          0.88%

6. Voluntary waiver or reimbursement of indirect management fees less than
0.005%.

7. Voluntary waiver of transfer agent fees less than 0.005%.

8. The portfolio turnover rate excludes purchase and sale transactions of To Be
Announced (TBA) mortgage-related securities as follows:

                                     PURCHASE TRANSACTIONS    SALE TRANSACTIONS
-------------------------------------------------------------------------------
Year Ended August 31, 2007                 $ 1,266,252,411      $ 1,359,901,233
Year Ended August 31, 2006                 $ 2,212,763,141      $ 2,305,352,091
Year Ended August 31, 2005                 $ 3,541,353,653      $ 3,677,756,448

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       OPPENHEIMER CAPITAL INCOME FUND

CLASS B     YEAR ENDED AUGUST 31,                       2007               2006           2005           2004             2003
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    12.14         $    12.49     $    11.72     $    11.10       $     9.67
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .35 1              .28 1          .28 1          .36              .45
Net realized and unrealized gain                         .81                .16           1.26            .68             1.33
                                                  -------------------------------------------------------------------------------
Total from investment operations                        1.16                .44           1.54           1.04             1.78
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.31)              (.26)          (.38)          (.42)            (.35)
Distributions from net realized gain                    (.05)              (.53)          (.39)            --               --
                                                  -------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                           (.36)              (.79)          (.77)          (.42)            (.35)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    12.94         $    12.14     $    12.49     $    11.72       $    11.10
                                                  ===============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      9.54%              3.84%         13.40%          9.46%           18.94%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  240,849         $  258,812     $  299,093     $  316,568       $  343,074
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  262,574         $  273,916     $  304,769     $  349,853       $  312,457
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   2.70%              2.37%          2.25%          3.00%            4.55%
Total expenses                                          1.71% 4,5,6        1.74%          1.73% 4        1.76% 4,7        1.81% 4
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   66% 8              66% 8          55% 8          52%             141%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Reduction to custodian expenses less than 0.005%.

5. Total expenses including indirect expenses from affiliated fund were as follows:

        Year Ended August 31, 2007           1.71%

6. Voluntary waiver or reimbursement of indirect management fees less than
0.005%.

7. Voluntary waiver of transfer agent fees less than 0.005%.

8. The portfolio turnover rate excludes purchase and sale transactions of To Be
Announced (TBA) mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS   SALE TRANSACTIONS
-------------------------------------------------------------------------------
Year Ended August 31, 2007                  $ 1,266,252,411     $ 1,359,901,233
Year Ended August 31, 2006                  $ 2,212,763,141     $ 2,305,352,091
Year Ended August 31, 2005                  $ 3,541,353,653     $ 3,677,756,448

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       OPPENHEIMER CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C     YEAR ENDED AUGUST 31,                       2007               2006           2005           2004             2003
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    12.10         $    12.46     $    11.69     $    11.09       $     9.66
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .36 1              .29 1          .28 1          .35              .45
Net realized and unrealized gain                         .79                .15           1.26            .69             1.34
                                                  -------------------------------------------------------------------------------
Total from investment operations                        1.15                .44           1.54           1.04             1.79
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.31)              (.27)          (.38)          (.44)            (.36)
Distributions from net realized gain                    (.05)              (.53)          (.39)            --               --
                                                  -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.36)              (.80)          (.77)          (.44)            (.36)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    12.89         $    12.10     $    12.46     $    11.69       $    11.09
                                                  ===============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      9.53%              3.83%         13.52%          9.40%           19.05%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  184,782         $  163,959     $  167,013     $  133,368       $   93,797
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  182,640         $  165,514     $  150,410     $  122,458       $   75,459
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   2.74%              2.40%          2.27%          3.01%            4.55%
Total expenses                                          1.69% 4,5,6        1.71%          1.71% 4        1.72% 4,7        1.78% 4
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   66% 8              66% 8          55% 8          52%             141%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Reduction to custodian expenses less than 0.005%.

5. Total expenses including indirect expenses from affiliated fund were as follows:

        Year Ended August 31, 2007          1.69%

6. Voluntary waiver or reimbursement of indirect management fees less than
0.005%.

7. Voluntary waiver of transfer agent fees less than 0.005%.

8. The portfolio turnover rate excludes purchase and sale transactions of To Be
Announced (TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS     SALE TRANSACTIONS
-------------------------------------------------------------------------------
Year Ended August 31, 2007                $ 1,266,252,411       $ 1,359,901,233
Year Ended August 31, 2006                $ 2,212,763,141       $ 2,305,352,091
Year Ended August 31, 2005                $ 3,541,353,653       $ 3,677,756,448

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       OPPENHEIMER CAPITAL INCOME FUND

CLASS N     YEAR ENDED AUGUST 31,                       2007               2006           2005           2004             2003
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    12.20         $    12.55     $    11.78     $    11.16       $     9.73
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .42 1              .34 1          .34 1          .39              .46
Net realized and unrealized gain                         .80                .16           1.26            .72             1.37
                                                  -------------------------------------------------------------------------------
Total from investment operations                        1.22                .50           1.60           1.11             1.83
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.37)              (.32)          (.44)          (.49)            (.40)
Distributions from net realized gain                    (.05)              (.53)          (.39)            --               --
                                                  -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.42)              (.85)          (.83)          (.49)            (.40)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    13.00         $    12.20     $    12.55     $    11.78       $    11.16
                                                  ===============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     10.01%              4.32%         13.95%         10.01%           19.45%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   44,568         $   35,651     $   29,444     $   16,692       $    9,023
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   41,919         $   32,598     $   22,974     $   13,301       $    5,968
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   3.19%              2.82%          2.73%          3.42%            4.92%
Total expenses                                          1.25% 4,5,6        1.30%          1.24% 4        1.28% 4,7        1.35% 4
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   66% 8              66% 8          55% 8          52%             141%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Reduction to custodian expenses less than 0.005%.

5. Total expenses including indirect expenses from affiliated fund were as follows:

        Year Ended August 31, 2007           1.25%

6. Voluntary waiver or reimbursement of indirect management fees less than
0.005%.

7. Voluntary waiver of transfer agent fees less than 0.005%.

8. The portfolio turnover rate excludes purchase and sale transactions of To Be
Announced (TBA) mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS   SALE TRANSACTIONS
-------------------------------------------------------------------------------
Year Ended August 31, 2007                  $ 1,266,252,411     $ 1,359,901,233
Year Ended August 31, 2006                  $ 2,212,763,141     $ 2,305,352,091
Year Ended August 31, 2005                  $ 3,541,353,653     $ 3,677,756,448

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Capital Income Fund (the Fund) is registered under the Investment
Company Act of 1940, as amended, as an open-end management investment company.
The Fund's investment objective is to seek as much current income as is compatible with prudent investment. The Fund has a secondary objective to conserve principal while providing an opportunity for capital appreciation. The
Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone.
Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B,
C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National
Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and
"asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are

                       OPPENHEIMER CAPITAL INCOME FUND

valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of
Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each securities' market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold, matures or expires.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the
Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of August 31, 2007, the Fund had purchased $35,284,480 of securities issued on a when-issued basis or forward commitment and sold
$18,219,978 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The

                       OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in
U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New
York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the
Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The
Fund may invest the available cash in Class E shares of Oppenheimer
Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of
1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable.
As a shareholder, the Fund is subject to its proportional share of IMMF's Class
E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

                      OPPENHEIMER CAPITAL INCOME FUND

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives)
that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's
Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                              NET UNREALIZED
                                                                APPRECIATION
                                                            BASED ON COST OF
                                                              SECURITIES AND
    UNDISTRIBUTED    UNDISTRIBUTED          ACCUMULATED    OTHER INVESTMENTS
    NET INVESTMENT       LONG-TERM                 LOSS   FOR FEDERAL INCOME
    INCOME                    GAIN   CARRYFORWARD 1,2,3         TAX PURPOSES
    ------------------------------------------------------------------------
    $ 91,276,706     $ 128,283,727         $ 24,036,359        $ 492,927,831

1. The Fund had $24,036,359 of straddle losses which were deferred.

2. During the fiscal year ended August 31, 2007, the Fund did not utilize any capital loss carryforward.

3. During the fiscal year ended August 31, 2006, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

                       OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Accordingly, the following amounts have been reclassified for August 31, 2007.
Net assets of the Fund were unaffected by the reclassifications.

                                   INCREASE TO        REDUCTION TO
                                   ACCUMULATED     ACCUMULATED NET
             INCREASE TO        NET INVESTMENT       REALIZED GAIN
             PAID-IN CAPITAL            INCOME    ON INVESTMENTS 4
             -----------------------------------------------------
             $  17,975,351        $  9,358,857       $  27,334,208

4. $17,975,351, including $12,382,797 of long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended August 31, 2007 and August 31, 2006 was as follows:

                                           YEAR ENDED        YEAR ENDED
                                      AUGUST 31, 2007   AUGUST 31, 2006
         --------------------------------------------------------------
         Distributions paid from:
         Ordinary income               $  111,668,600    $  162,410,486
         Long-term capital gain                   995        59,656,987
                                      ---------------------------------
         Total                         $  111,669,595    $  222,067,473
                                      =================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

         Federal tax cost of securities            $  2,740,869,118
         Federal tax cost of other investments         (145,855,993)
                                                   ----------------
         Total federal tax cost                    $  2,595,013,125
                                                   ================

         Gross unrealized appreciation             $    606,737,899
         Gross unrealized depreciation                 (113,810,068)
                                                   ----------------
         Net unrealized appreciation               $    492,927,831
                                                   ================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the
Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the
Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net

                       OPPENHEIMER CAPITAL INCOME FUND

assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the
Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                       OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                        YEAR ENDED AUGUST 31, 2007       YEAR ENDED AUGUST 31, 2006
                                            SHARES            AMOUNT        SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------
CLASS A
Sold                                    24,786,266   $   331,214,040    18,616,904   $   226,300,881
Dividends and/or
distributions reinvested                 6,895,270        90,699,242    14,837,822       176,523,004
Redeemed                               (32,639,197)     (433,549,224)  (33,641,665)     (406,155,226)
                                      ---------------------------------------------------------------
Net decrease                              (957,661)  $   (11,635,942)     (186,939)  $    (3,331,341)
                                      ===============================================================

-----------------------------------------------------------------------------------------------------
CLASS B
Sold                                     3,288,092   $    43,051,303     3,241,843   $    38,903,049
Dividends and/or
distributions reinvested                   524,751         6,819,291     1,451,650        17,079,474
Redeemed                                (6,522,576)      (85,427,623)   (7,316,039)      (87,755,300)
                                      ---------------------------------------------------------------
Net decrease                            (2,709,733)  $   (35,557,029)   (2,622,546)  $   (31,772,777)
                                      ===============================================================

-----------------------------------------------------------------------------------------------------
CLASS C
Sold                                     3,136,488   $    41,107,707     2,830,185   $    33,853,111
Dividends and/or
distributions reinvested                   341,526         4,431,983       845,746         9,915,326
Redeemed                                (2,698,666)      (35,134,426)   (3,532,313)      (41,957,356)
                                      ---------------------------------------------------------------
Net increase                               779,348   $    10,405,264       143,618   $     1,811,081
                                      ===============================================================

-----------------------------------------------------------------------------------------------------
CLASS N
Sold                                     1,516,523   $    20,001,127     1,158,822   $    13,939,161
Dividends and/or
distributions reinvested                    94,066         1,230,137       178,715         2,111,820
Redeemed                                (1,105,867)      (14,589,815)     (760,312)       (9,122,082)
                                      ---------------------------------------------------------------
Net increase                               504,722   $     6,641,449       577,225   $     6,928,899
                                      ===============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended August
31, 2007, were as follows:

                                              PURCHASES              SALES
    ----------------------------------------------------------------------
    Investment securities              $  1,893,829,485   $  1,946,525,513
    U.S. government and government
    agency obligations                      198,754,621        224,336,243
    To Be Announced (TBA)
    mortgage-related securities           1,266,252,411      1,359,901,233

                       OPPENHEIMER CAPITAL INCOME FUND

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                     FEE SCHEDULE
                     ----------------------------------------
                     Up to $100 million                 0.75%
                     Next $100 million                  0.70
                     Next $100 million                  0.65
                     Next $100 million                  0.60
                     Next $100 million                  0.55
                     Next $4.5 billion                  0.50
                     Over $5 billion                    0.48

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended August 31, 2007, the Fund paid
$3,668,284 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund
has adopted Distribution and Service Plans for Class B, Class C and Class N
shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and
Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or
Class N plan is terminated by the Fund or by the shareholders of a class, the
Board of Trustees and its independent trustees must determine whether the
Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the

                       OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2007 for Class B, Class C and Class N shares were $8,174,311, $4,236,395 and $696,262, respectively. Fees incurred by the
Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                            CLASS A           CLASS B          CLASS C          CLASS N
                           CLASS A       CONTINGENT        CONTINGENT       CONTINGENT       CONTINGENT
                         FRONT-END         DEFERRED          DEFERRED         DEFERRED         DEFERRED
                     SALES CHARGES    SALES CHARGES     SALES CHARGES    SALES CHARGES    SALES CHARGES
                       RETAINED BY      RETAINED BY       RETAINED BY      RETAINED BY      RETAINED BY
YEAR ENDED             DISTRIBUTOR      DISTRIBUTOR       DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
--------------------------------------------------------------------------------------------------------
August 31, 2007         $  878,046        $  23,334        $  324,267        $  14,969         $  5,037

--------------------------------------------------------------------------------
PAYMENTS, WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in
IMMF. During the year ended August 31, 2007, the Manager waived $21,661 for IMMF management fees.

      The Distributor paid the Fund $13,514 in restitution as part of a settlement with respect to an investigation of certain agreements between the
Distributor and various financial intermediaries that had selling agreements with the Distributor. The payment increased the Fund's total returns by less than 0.01%.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices
(financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

                       OPPENHEIMER CAPITAL INCOME FUND

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities.
Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The
Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of August 31, 2007, the Fund had outstanding futures contracts as follows:

                                                                            UNREALIZED
                             EXPIRATION   NUMBER OF   VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION              DATES   CONTRACTS   AUGUST 31, 2007   (DEPRECIATION)
---------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                12/19/07         664    $   74,077,500      $   457,967
U.S. Treasury Nts., 5 yr.      12/31/07          12         1,280,438            5,592
                                                                           ------------
                                                                               463,559
                                                                           ------------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.      12/31/07         709       146,164,781          (38,816)
U.S. Treasury Nts., 10 yr.     12/19/07         509        55,504,859         (111,739)
                                                                           ------------
                                                                              (150,555)
                                                                           ------------
                                                                           $   313,004
                                                                           ============

--------------------------------------------------------------------------------
6. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction.

                       OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. OPTION ACTIVITY Continued

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call or put options are noted
in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended August 31, 2007 was as follows:

                                           CALL OPTIONS                  PUT OPTIONS
                             --------------------------   ---------------------------
                             NUMBER OF        AMOUNT OF   NUMBER OF        AMOUNT OF
                             CONTRACTS         PREMIUMS   CONTRACTS         PREMIUMS
-------------------------------------------------------------------------------------
Options outstanding as of
August 31, 2006                 67,250   $    6,344,173      38,668   $   21,187,171
Options written                379,450       73,577,295     240,581       50,716,365
Options closed or expired     (385,324)     (61,344,421)   (253,510)     (60,131,176)
Options exercised              (20,542)      (5,033,346)    (15,423)      (5,757,762)
                             --------------------------------------------------------
Options outstanding as of
August 31, 2007                 40,834   $   13,543,701      10,316   $    6,014,598
                             ========================================================

--------------------------------------------------------------------------------
7. CREDIT DEFAULT SWAP CONTRACTS

A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps to hedge an existing position or to obtain exposure to a security or market by purchasing or selling credit protection. The Fund may enter into credit default swaps on a single security, or a basket of securities.

      In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security.

                       OPPENHEIMER CAPITAL INCOME FUND

      The periodic interest fees are accrued daily as a component of unrealized appreciation (depreciation) and are recorded as realized gain (loss) upon payment. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the
Statement of Operations.

      Credit default swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed
by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations.

      Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, adverse pricing when purchasing bonds to satisfy its delivery obligation, and the need to fund the delivery obligation (either cash or defaulted securities depending on whether the Fund is the purchaser or seller of the credit default swap contract, respectively).

Information regarding such credit default swaps as of August 31, 2007 is as follows:

                                                        BUY/SELL   NOTIONAL                                  PREMIUM
                                                          CREDIT     AMOUNT   PAY/RECEIVE   TERMINATION        PAID/
COUNTERPARTY               REFERENCE ENTITY           PROTECTION     (000S)    FIXED RATE         DATES   (RECEIVED)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc:
                           Beazer Homes USA, Inc.           Sell   $    825        2.1000%      6/20/08   $       --   $    (45,155)
                           Capmark Financial
                           Group, Inc.                      Sell      1,570        1.0000       6/20/12           --       (172,149)
                           Countrywide Home
                           Loans, Inc.                      Sell      1,980        0.7500       9/20/08           --        (96,412)
                           Lear Corp.                       Sell      2,715        1.0000       6/20/08           --         (3,084)
                           Lehman Brothers
                           Holdings, Inc.                   Sell      3,335        0.4900       9/20/10           --        (68,751)
                           Toys "R" Us, Inc.                Sell      1,695        1.4500       9/20/08           --        (27,907)
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse
International:
                           ArvinMeritor, Inc.               Sell      2,660        1.5500       9/20/08           --        (18,175)
                           Belo Corp.                        Buy      5,050        0.9000       6/20/13           --        (10,936)
                           CDX.NA.HY.8                      Sell      1,400        2.7500       6/20/12     (111,990)       (65,796)
                           CDX.NA.HY.8                      Sell      2,960        2.7500       6/20/12       23,906       (139,112)
                           CDX.NA.HY.8                       Buy      2,960        2.7500       6/20/14       42,694        220,522
                           CDX.NA.HY.8                      Sell      7,790        2.7500       6/20/12       43,873       (366,108)
                           CDX.NA.HY.8-V1                    Buy      7,790        2.7500       6/20/14      141,140        580,358
                           Freescale
                           Semiconductor, Inc.              Sell      1,555        0.6000       3/20/08           --        (13,847)
                           Freescale
                           Semiconductor, Inc.              Sell      1,665        0.7500       3/20/08           --        (12,964)
                           Goodyear Tire &
                           Rubber Co. (The)                 Sell      2,520        1.5500       9/20/08           --         17,315

                       OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. CREDIT DEFAULT SWAP CONTRACTS Continued

                                                        BUY/SELL   NOTIONAL                                  PREMIUM
                                                          CREDIT     AMOUNT   PAY/RECEIVE   TERMINATION        PAID/
COUNTERPARTY               REFERENCE ENTITY           PROTECTION     (000S)    FIXED RATE         DATES   (RECEIVED)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse
International:
Continued
                           Intelsat Ltd.                    Sell   $  1,705        3.4500%      9/20/08   $       --   $     (8,679)
                           Quebecor World, Inc.             Sell      1,685        2.6000       9/20/08           --        (33,224)
                           Rite Aid Corp.                   Sell      2,660        0.8750       6/20/08           --        (30,615)
                           Saks, Inc.                       Sell      2,680        2.0000       9/20/08           --         18,809
                           Univision
                           Communications, Inc.             Sell        760        0.7500       3/20/08           --         (7,578)
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                           Abitibi-Consolidated,Inc.        Sell      2,385        1.5200       9/20/07           --          2,509
                           ABX.HE.AA.06-2                   Sell        710        0.1700       5/25/46      (85,193)      (131,375)
                           Allied Waste North
                           America, Inc.                    Sell        920        2.0000       9/20/09           --          3,733
                           Allied Waste North
                           America, Inc.                    Sell      1,440        2.0000       9/20/09           --          5,842
                           Bear Stearns
                           Cos., Inc. (The)                 Sell      6,195        2.3500       9/20/08           --         63,020
                           Bombardier, Inc.                 Sell        735        0.9000       9/20/07           --          1,562
                           CDX.NA.HY.8                       Buy      4,690        2.7500       6/20/14       62,143        376,461
                           CDX.NA.HY.8                      Sell      4,690        2.7500       6/20/12       43,383       (225,124)
                           CDX.NA.HY.8                      Sell      7,835        2.7500       6/20/12       49,622       (376,086)
                           CDX.NA.HY.8                       Buy      7,835        2.7500       6/20/14      131,563        628,907
                           CDX.NA.HY.8                      Sell      7,790        2.7500       6/20/12       54,800       (373,926)
                           CDX.NA.HY.8                       Buy      7,790        2.7500       6/20/14      120,475        625,294
                           CDX.NA.HY.8                      Sell      1,255        2.7500       6/20/12      (86,386)       (60,241)
                           CDX.NA.HY.8                      Sell      1,405        2.7500       6/20/12     (121,942)       (67,441)
                           CDX.NA.HY.8                      Sell      1,405        2.7500       6/20/12      (85,061)       (67,441)
                           CDX.NA.HY.8                      Sell        685        2.7500       6/20/12      (55,119)       (32,881)
                           CDX.NA.HY.8                      Sell      7,785        2.7500       6/20/12       37,195       (373,686)
                           CDX.NA.HY.8                       Buy      7,785        2.7500       6/20/14      152,564        624,893
                           Centex Corp.                     Sell        310        1.5500       9/20/09           --         (3,535)
                           Countrywide
                           Home Loans, Inc.                 Sell      1,190        3.2500       9/20/08           --        (17,574)
                           Dillard's, Inc.                  Sell        720        0.7500       9/20/08           --         (6,781)
                           Eastman Kodak Co.                Sell      2,055        1.0000      12/20/08           --         13,700
                           Georgia-Pacific Corp.            Sell      2,535        1.7500       9/20/08           --         14,188
                           Intelsat Ltd.                    Sell        690        2.8500       9/20/08           --         (3,505)
                           Levi Strauss & Co.               Sell      1,155        0.9000       9/20/08           --         (5,039)
                           Levi Strauss & Co.               Sell      1,545        1.0000       9/20/08           --         (4,839)
                           MBIA, Inc.                       Sell      1,680        0.5200       9/20/08           --        (23,977)
                           MBIA, Inc.                       Sell      1,665        0.6000       9/20/08           --        (22,253)
                           Owens-Illinois, Inc.             Sell      1,410        1.2500       9/20/08           --          3,106
                           Tenet Healthcare Corp.           Sell      2,695        1.6000       3/20/09           --       (125,153)

                       OPPENHEIMER CAPITAL INCOME FUND

                                                        BUY/SELL   NOTIONAL                                  PREMIUM
                                                          CREDIT     AMOUNT   PAY/RECEIVE   TERMINATION        PAID/
COUNTERPARTY               REFERENCE ENTITY           PROTECTION     (000S)    FIXED RATE         DATES   (RECEIVED)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets LP:
                           ABX.HE.AA.06-2                   Sell   $    250        0.1700%      5/25/46   $  (20,598)  $    (38,745)
                           Capmark Financial
                           Group, Inc.                      Sell      1,710        0.9500       6/20/12           --       (161,004)
                           Dole Food Co., Inc.              Sell      2,540        3.8800       9/20/08           --         20,345
                           First Data Corp.                 Sell      1,690        1.1500       9/20/08           --        (31,690)
                           K. Hovanian Enterprises,
                           Inc.                             Sell        905        6.7500       9/20/08           --        (20,743)
                           Quebecor World, Inc.             Sell        765        3.0000       9/20/08           --          3,922
                           Standard Pacific Corp.           Sell      1,215        6.6250       9/20/08           --        (38,443)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International:
                           Amkor Technology, Inc.           Sell        240        2.6500       9/20/08           --          2,475
                           CIT Group, Inc.                  Sell      1,835        1.2500       9/20/08           --        (42,469)
                           Pulte Homes, Inc.                Sell      2,315        2.7500       9/20/09           --            121
                           Sara Lee Corp.                    Buy      2,055        0.4190       9/20/12           --         (7,834)
                           Smurfit-Stone Container
                           Enterprises, Inc.                Sell      2,515        1.4500       9/20/08           --          5,530
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing, Inc.
                           ABX.HE.AA.06-2                   Sell        350        0.1700       5/25/46      (85,730)       (64,691)
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
& Co. International plc:
                           ArvinMeritor, Inc.               Sell        675        1.1000       9/20/07           --          1,151
                           ArvinMeritor, Inc.               Sell         50        1.2000       9/20/07           --             98
                           ArvinMeritor, Inc.               Sell        820        1.0500       9/20/07           --          1,293
                           Beazer Homes USA, Inc.           Sell      1,825        2.1500       6/20/08           --       (281,117)
                           Countrywide
                           Home Loans, Inc.                 Sell      1,275        0.7500       9/20/08           --        (40,217)
                           Countrywide
                           Home Loans, Inc.                 Sell      4,905        0.4200       6/20/09           --       (268,735)
                           El Paso Corp.                    Sell      3,205        0.5200       3/20/10           --        (34,052)
                           First Data Corp.                 Sell        995        1.3500       9/20/08           --        (20,689)
                           Ford Motor Co.                    Buy      3,060        5.4000      12/20/08           --        (14,677)
                           Ford Motor Co.                   Sell      3,060        7.1500      12/20/16           --         (6,045)
                           Ford Motor Co.                    Buy      1,455        5.3000      12/20/08           --         (4,930)
                           Ford Motor Co.                   Sell      1,455        7.0500      12/20/16           --         (9,929)
                           General Motors Corp.             Sell      1,525        5.8000      12/20/16           --       (112,794)
                           General Motors Corp.              Buy      1,525        4.0000      12/20/08           --         28,221
                           General Motors Corp.             Sell      1,480        5.7500      12/20/16           --       (113,037)
                           General Motors Corp.              Buy      1,480        3.9500      12/20/08           --         28,425
                           Harrah's Operating Co.,
                           Inc.                             Sell      1,430        2.2000       9/20/08           --            708
                           Inco Ltd.                         Buy      1,615        0.6300       3/20/17           --        (13,709)
                           Inco Ltd.                         Buy      1,605        0.7000       3/20/17           --        (22,225)
                           K. Hovanian
                           Enterprises, Inc.                Sell        815        1.8500       6/20/08           --        (43,062)

                       OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. CREDIT DEFAULT SWAP CONTRACTS Continued

                                                        BUY/SELL   NOTIONAL                                  PREMIUM
                                                          CREDIT     AMOUNT   PAY/RECEIVE   TERMINATION        PAID/
COUNTERPARTY               REFERENCE ENTITY           PROTECTION     (000S)    FIXED RATE         DATES   (RECEIVED)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
& Co. International plc:
Continued
                           K. Hovanian
                           Enterprises, Inc.                Sell   $    815        1.8500%      6/20/08   $       --   $    (43,062)
                           Kroger Co. (The)                  Buy      2,970        0.4775       6/20/12           --        (17,807)
                           Residential Capital LLC          Sell      3,845        6.1200       9/20/08           --       (483,770)
                           Sara Lee Corp.                    Buy      2,645        0.4180       9/20/12           --        (12,312)
                           Toys "R" US, Inc.                Sell      1,000        2.5500       9/20/08           --        (11,210)
                           Tribune Co.                      Sell      1,595        1.0000       6/20/08           --        (69,594)
                           Vale Overseas Ltd.               Sell      1,615        1.1000       3/20/17           --         (3,330)
                           Vale Overseas Ltd.               Sell      1,605        1.1700       3/20/17           --          5,178
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:
                           ABX.HE.AA.06-2                   Sell        250        0.1700       5/25/46      (19,973)       (46,208)
                           ABX.HE.AA.06-2                   Sell        480        0.1700       5/25/46      (47,998)       (88,718)
                           Bombardier, Inc.                 Sell        820        1.0000       9/20/07           --          1,969
                           Bombardier, Inc.                 Sell        820        1.0500       9/20/07           --          2,074
                           CDX.NA.HY.8                      Sell      7,735        2.7500       6/20/12       62,793       (366,163)
                           CDX.NA.HY.8                       Buy      7,735        2.7500       6/20/14      111,244        586,917
                           CDX.NA.HY.8                      Sell      1,330        2.7500       6/20/12      (86,967)       (62,960)
                           CDX.NA.HY.8                       Buy      7,975        2.7500       6/20/14      105,669        605,128
                           CDX.NA.HY.8                      Sell      7,975        2.7500       6/20/12       73,769       (377,524)
                                                                                                          --------------------------
                                                                                                          $  449,876   $ (1,521,070)
                                                                                                          ==========================

--------------------------------------------------------------------------------
8. INTEREST RATE SWAP CONTRACTS

An interest rate swap is an agreement under which a set of future cash flows is exchanged between two counterparties. Interest rate swaps involve the exchange of rights to receive or commitments to pay interest. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Interest rate swaps are marked to market daily using primarily quotations from counterparties, and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities.
The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to
(owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the
Statement of Operations.

                       OPPENHEIMER CAPITAL INCOME FUND

      Swap agreements entail both interest rate risk and credit risk. There is a risk, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received.
Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

As of August 31, 2007, the Fund had entered into the following interest rate swap agreements:

SWAP                              NOTIONAL         PAID BY   RECEIVED BY   TERMINATION
COUNTERPARTY                        AMOUNT        THE FUND      THE FUND         DATES        VALUE
----------------------------------------------------------------------------------------------------
                                               Three-Month
Credit Suisse International   $  6,910,000   USD BBA LIBOR         5.428%       8/7/17   $  118,910
----------------------------------------------------------------------------------------------------
                                               Three-Month
Deutsche Bank AG                 5,830,000   USD BBA LIBOR         5.445        8/8/17       95,408
                                                                                         -----------
                                                                                         $  214,318
                                                                                         ===========

Index abbreviation is as follows:

BBA LIBOR British Bankers' Association London-Interbank Offered Rate

--------------------------------------------------------------------------------
9. TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the
Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of
Operations. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of August 31, 2007, the Fund had entered into the following total return swap agreements:

                       OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. TOTAL RETURN SWAP CONTRACTS Continued

SWAP                     NOTIONAL                 PAID BY           RECEIVED BY   TERMINATION
COUNTERPARTY               AMOUNT                THE FUND              THE FUND         DATES       VALUE
----------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                                                               If positive, the
                                                            Total Return of the
                                                                Lehman Brothers
                                         If negative, the      U.S. CMBS Index:
                                    absolute value of the         AAA 8.5+ plus
                     $  8,900,000       Lehman CMBS Index     27.5 basis points       11/1/07   $ (52,068)

                                                               If positive, the
                                                            Total Return of the
                                                                Lehman Brothers
                                         If negative, the      U.S. CMBS Index:
                                    absolute value of the        AAA 8.5+ minus
                        6,840,000       Lehman CMBS Index       45 basis points        2/1/08     (24,676)

                                                               If positive, the
                                                            Total Return of the
                                                                Lehman Brothers
                                         If negative, the      U.S. CMBS Index:
                                    absolute value of the         AAA 8.5+ plus
                       19,800,000       Lehman CMBS Index       60 basis points        2/1/08     (41,899)

                                                               If positive, the
                                                            Total Return of the
                                                                Lehman Brothers
                                         If negative, the      U.S. CMBS Index:
                                    absolute value of the         AAA 8.5+ plus
                        1,830,000       Lehman CMBS Index       25 basis points        2/1/08     (10,744)
----------------------------------------------------------------------------------------------------------
                                                               If positive, the
                                         If negative, the     absolute value of
                                    absolute value of the       Lehman Brothers
                                     Lehman Brothers U.S.      U.S. CMBS Index:
Goldman Sachs                                 CMBS Index:    Aggregate AAA plus
Capital Markets LP      6,430,000           Aggregate AAA       15 basis points        9/1/07     (40,328)
----------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing,
Inc.:
                                                               If positive, the
                                                            Total Return of the
                                                                Lehman Brothers
                                         If negative, the         U.S. CMBS AAA
                                    absolute value of the       8.5+ Index plus
                        7,260,000       Lehman CMBS Index     32.5 basis points       11/1/07     (53,162)

                                                               If positive, the
                                                            Total Return of the
                                         If negative, the       Lehman Brothers
                                    absolute value of the         U.S. CMBS AAA
                        8,450,000       Lehman CMBS Index            8.5+ Index        2/1/08      39,903

                                                               If positive, the
                                                            Total Return of the
                                                                Lehman Brothers
                                         If negative, the         U.S. CMBS AAA
                                    absolute value of the       8.5+ Index plus
                        7,201,000       Lehman CMBS Index       60 basis points        2/1/08     (26,039)

                                                               If positive, the
                                                            Total Return of the
                                                                Lehman Brothers
                                         If negative, the         U.S. CMBS AAA
                                    absolute value of the      8.5+ Index minus
                        4,560,000       Lehman CMBS Index       25 basis points        3/1/08          --

                      OPPENHEIMER CAPITAL INCOME FUND

SWAP                     NOTIONAL                 PAID BY           RECEIVED BY   TERMINATION
COUNTERPARTY               AMOUNT                THE FUND              THE FUND         DATES       VALUE
----------------------------------------------------------------------------------------------------------
                                                               If positive, the
                                                            Total Return of the
                                                                Lehman Brothers
                                         If negative, the         U.S. CMBS AAA
                                    absolute value of the       8.5+ Index plus
UBS AG               $  9,001,000       Lehman CMBS Index       60 basis points        2/1/08   $ (31,319)
                                                                                                ----------
                                                                                                $(240,332)
                                                                                                ==========

Abbreviation is as follows:

CMBS Commercial Mortgage Backed Securities

--------------------------------------------------------------------------------
10. ILLIQUID SECURITIES

As of August 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of
Investments.

--------------------------------------------------------------------------------
11. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB
Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES.
FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109,
ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized.
FIN 48 is effective for fiscal years beginning after December 15, 2006. As of
August 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements.
The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, ("FASB") issued Statement of Financial Accounting
Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS
No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of August 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts;
however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                  Appendix A

             RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the  nationally-recognized rating agencies listed below.  Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the rating organizations.

   Moody's Investors Service, Inc.
   ("Moody's")

LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

Aaa:  Bonds and  preferred  stock rated "Aaa" are judged to be the best quality.
They  carry the  smallest  degree of  investment  risk.  Interest  payments  are protected  by a large or by an  exceptionally  stable  margin and  principal  is secure.  While the various protective elements are likely to change, the changes that can be  expected  are most  unlikely  to impair  the  fundamentally  strong position of such issues.

Aa: Bonds and preferred stock rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection  may not be as large  as with  "Aaa"  securities  or  fluctuation  of protective  elements may be of greater  amplitude or there may be other elements present which make the long-term risk appear  somewhat larger than that of "Aaa"
securities.

A:  Bonds and  preferred  stock  rated "A"  possess  many  favorable  investment attributes and are to be considered as upper-medium grade  obligations.  Factors giving  security to principal and interest are considered  adequate but elements may be present which  suggest a  susceptibility  to impairment  some time in the future.

Baa:  Bonds  and  preferred  stock  rated  "Baa"  are  considered   medium-grade
obligations;  that is, they are neither  highly  protected  nor poorly  secured.
Interest  payments and principal  security  appear  adequate for the present but certain  protective  elements  may  be  lacking  or  may  be  characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba:  Bonds  and  preferred  stock  rated  "Ba" are  judged  to have  speculative elements. Their future cannot be considered  well-assured.  Often the protection of interest and  principal  payments  may be very  moderate and thereby not well safeguarded  during  both good and bad times  over the  future.  Uncertainty  of position characterizes bonds in this class.

B: Bonds and preferred  stock rated "B" generally  lack  characteristics  of the desirable  investment.  Assurance  of  interest  and  principal  payments  or of maintenance  of other terms of the contract  over any long period of time may be small.

Caa: Bonds and preferred stock rated "Caa" are of poor standing. Such issues may be in  default  or there may be  present  elements  of danger  with  respect  to principal or interest.

Ca:  Bonds and  preferred  stock  rated  "Ca"  represent  obligations  which are speculative  in a high  degree.  Such  issues are often in default or have other marked shortcomings.

C: Bonds and  preferred  stock rated "C" are the lowest class of rated bonds and can be regarded as having  extremely  poor  prospects of ever attaining any real investment standing.

Moody's  applies  numerical  modifiers  1,  2,  and  3 in  each  generic  rating classification  from "Aa" through  "Caa." The modifier  "1"  indicates  that the obligation ranks in the higher end of its generic rating category;  the modifier
"2" indicates a mid-range  ranking;  and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

PRIME RATING SYSTEM (SHORT-TERM RATINGS - TAXABLE DEBT)

These  ratings are opinions of the ability of issuers to honor senior  financial obligations and contracts.  Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Prime-1:  Issuer has a superior ability for repayment of senior  short-term debt obligations.

Prime-2:  Issuer has a strong  ability for repayment of senior  short-term  debt obligations.  Earnings  trends and coverage  ratios,  while  sound,  may be more subject to variation. Capitalization characteristics,  while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3:  Issuer has an acceptable  ability for  repayment of senior  short-term obligations.  The effect of industry characteristics and market compositions may be more  pronounced.  Variability  in earnings and  profitability  may result in changes in the level of debt protection  measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Ratings Services ("Standard &  Poor's"), a division of
The McGraw-Hill Companies, Inc.

LONG-TERM  ISSUE  CREDIT  RATINGS  Issue  credit  ratings  are based in  varying degrees, on the following considerations:

     o    Likelihood of payment-capacity  and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

     o    Nature of and provisions of the obligation; and

     o    Protection  afforded by, and relative  position of, the  obligation in the event of bankruptcy,  reorganization,  or other  arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue  ratings  definitions  are expressed in terms of default risk. As such, they pertain to senior  obligations of an entity.  Junior  obligations are typically rated lower than senior obligations,  to reflect the lower priority in bankruptcy, as noted above.

AAA: An  obligation  rated "AAA" have the  highest  rating  assigned by Standard
&  Poor's.  The obligor's  capacity to meet its financial  commitment on the obligation is extremely strong.

AA: An obligation  rated "AA" differ from the highest rated  obligations only in small  degree.  The obligor's  capacity to meet its financial  commitment on the obligation is very strong.

A: An obligation  rated "A" are somewhat more susceptible to the adverse effects of  changes  in  circumstances  and  economic  conditions  than  obligations  in higher-rated  categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated "BBB" exhibit adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened  capacity  of the  obligor to meet its  financial  commitment  on the obligation.

BB, B, CCC, CC, and C An obligation  rated `BB', `B',  `CCC',  `CC', and `C' are regarded as having significant speculative  characteristics.  `BB' indicates the least degree of speculation  and `C' the highest.  While such  obligations  will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An  obligation  rated  "BB" are less  vulnerable  to  nonpayment  than other speculative issues.  However,  they face major ongoing uncertainties or exposure to adverse business,  financial,  or economic conditions which could lead to the
obligor's   inadequate  capacity  to  meet  its  financial   commitment  on  the
obligation.

B: An obligation  rated "B" are more vulnerable to nonpayment  than  obligations rated "BB",  but the obligor  currently  has the capacity to meet its  financial
commitment  on  the  obligation.   Adverse  business,   financial,  or  economic
conditions will likely impair the obligor's  capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated "CCC" are currently  vulnerable to nonpayment,  and are dependent upon favorable  business,  financial,  and economic conditions for the obligor to meet its  financial  commitment  on the  obligation.  In the event of adverse business,  financial, or economic conditions,  the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated "CC" are currently highly vulnerable to nonpayment.

C:  Subordinated  debt or preferred  stock  obligations  rated "C" are currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this  obligation  are  being  continued.  A "C" also  will be  assigned  to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: An obligation  rated "D" are in payment  default.  The "D" rating category is used when  payments  on an  obligation  are not made on the date due even if the applicable grace period has not expired,  unless Standard &  Poor's believes that such payments  will be made during such grace  period.  The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings  from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the  bank  may  terminate  its  obligation  to  purchase  tendered  bonds if the long-term credit rating of the issuer is below an investment-grade  level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the  successful  completion  of the  project  financed by the debt being rated and  indicates  that  payment of debt service  requirements  is largely or entirely dependent upon the successful,  timely completion of the project.  This rating, however, while addressing credit quality subsequent to completion of the project,  makes no comment  on the  likelihood  of or the risk of  default  upon failure of such  completion.  The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent  upon Standard &  Poor's receipt of an executed  copy of the escrow  agreement or closing  documentation  confirming investments and cash flows.

r: The `r' highlights  derivative,  hybrid,  and certain other  obligations that
Standard  &   Poor's   believes  may  experience  high  volatility  or  high
variability in expected returns as a result of noncredit risks. Examples of such obligations  are  securities  with  principal  or  interest  return  indexed  to
equities,   commodities,   or  currencies;   certain  swaps  and  options;   and
interest-only  and  principal-only  mortgage  securities.  The absence of an `r'
symbol should not be taken as an indication  that an obligation  will exhibit no volatility or variability in total return.

   N.R. Not rated.

Debt  obligations of issuers  outside the United States and its  territories are rated on the same basis as domestic  corporate and municipal issues. The ratings measure  the  creditworthiness  of the  obligor  but do not  take  into  account currency exchange and related uncertainties.

   Bond Investment Quality Standards

Under present  commercial  bank  regulations  issued by the  Comptroller  of the
Currency,  bonds rated in the top four  categories  (`AAA',  `AA',  `A',  `BBB', commonly known as  investment-grade  ratings) generally are regarded as eligible
for  bank  investment.   Also,  the  laws  of  various  states  governing  legal
investments  impose certain rating or other standards for  obligations  eligible for investment by savings  banks,  trust  companies,  insurance  companies,  and fiduciaries in general

SHORT-TERM  ISSUE CREDIT RATINGS  Short-term  ratings are generally  assigned to those obligations considered short-term in the relevant market. In the U.S., for example,  that means  obligations with an original  maturity of no more than 365 days-including commercial paper.

A-1: A  short-term  obligation  rated "A-1" is rated in the highest  category by
Standard & Poor's.  The obligor's capacity to meet its financial  commitment on the  obligation is strong.  Within this  category,  certain  obligations  are designated  with a plus sign (+). This indicates that the obligor's  capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term  obligation  rated "A-2" is somewhat more  susceptible  to the adverse  effects  of changes  in  circumstances  and  economic  conditions  than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3:  A  short-term   obligation  rated  "A-3"  exhibits   adequate   protection
parameters.  However,  adverse economic conditions or changing circumstances are more likely to lead to a weakened  capacity of the obligor to meet its financial commitment on the obligation.

B:  A  short-term  obligation  rated  "B"  is  regarded  as  having  significant speculative characteristics.  The obligor currently has the capacity to meet its financial  commitment  on  the  obligation;  however,  it  faces  major  ongoing uncertainties which could lead to the obligor's  inadequate capacity to meet its financial commitment on the obligation.

C: A short-term  obligation rated "C" is currently  vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A  short-term  obligation  rated "D" is in  payment  default.  The "D" rating category  is used when  payments on an  obligation  are not made on the date due even if the  applicable  grace period has not  expired,  unless  Standard  &
Poor's  believes that such  payments will be made during such grace period.  The
"D" rating  also will be used upon the filing of a  bankruptcy  petition  or the taking of a similar action if payments on an obligation are jeopardized.

   NOTES:

A Standard &  Poor's note rating  reflects the liquidity  factors and market access  risks  unique to notes.  Notes  due in three  years or less will  likely receive a note  rating.  Notes  maturing  beyond  three  years will most  likely receive a long-term debt rating.  The following  criteria will be used in making that assessment:

     o    Amortization  schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

     o    Source of  payment-the  more  dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2:   Satisfactory   capacity  to  pay  principal  and  interest,   with  some
vulnerability  to adverse  financial  and economic  changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

   Fitch, Inc.

International  credit  ratings  assess the capacity to meet foreign  currency or local currency commitments. Both "foreign currency" and "local currency" ratings are internationally  comparable assessments.  The local currency rating measures the probability of payment within the relevant  sovereign  state's  currency and jurisdiction and therefore,  unlike the foreign  currency rating,  does not take account of the possibility of foreign exchange  controls  limiting transfer into foreign currency.

INTERNATIONAL  LONG-TERM  CREDIT RATINGS The following  ratings scale applies to foreign currency and local currency ratings.

   Investment Grade:

AAA:  Highest Credit  Quality.  "AAA" ratings  denote the lowest  expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events. AA: Very High Credit Quality.  "AA"
ratings  denote a very low  expectation  of credit  risk.  They  indicate a very strong  capacity for timely payment of financial  commitments.  This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial  commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality.  "BBB" ratings  indicate that there is currently a low expectation  of credit  risk.  The  capacity  for timely  payment  of  financial commitments is considered adequate,  but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

   Speculative Grade:

BB:  Speculative.  "BB" ratings  indicate that there is a possibility  of credit risk  developing,  particularly  as the result of adverse  economic  change over time.  However,  business or  financial  alternatives  may be available to allow financial  commitments  to be met.  Securities  rated in this  category  are not investment grade.

B: Highly  Speculative.  "B" ratings  indicate that  significant  credit risk is present,  but a limited  margin of safety  remains.  Financial  commitments  are currently being met. However,  capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC,  CC C: High  Default  Risk.  Default is a real  possibility.  Capacity  for meeting  financial  commitments  is solely  reliant  upon  sustained,  favorable business or economic developments.  A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default.  The ratings of  obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or
liquidation  of  the  obligor.   While  expected   recovery  values  are  highly
speculative  and cannot be estimated with any precision,  the following serve as general  guidelines.  "DDD" obligations have the highest potential for recovery, around  90%-100% of  outstanding  amounts and accrued  interest.  "DD" indicates potential  recoveries  in the  range of  50%-90%,  and "D" the  lowest  recovery potential, i.e., below 50%.

Entities  rated  in  this  category  have  defaulted  on  some  or all of  their obligations.  Entities  rated "DDD" have the highest  prospect for resumption of performance  or  continued  operation  with or  without a formal  reorganization process.  Entities  rated  "DD"  and  "D"  are  generally  undergoing  a  formal reorganization or liquidation process;  those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

Plus (+) and  minus  (-)  signs  may be  appended  to a rating  symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA"  category or to  categories  below  "CCC," nor to  short-term ratings other than "F1" (see below).

INTERNATIONAL  SHORT-TERM  CREDIT RATINGS The following ratings scale applies to foreign  currency and local  currency  ratings.  A short-term  rating has a time horizon of less than 12 months for most  obligations,  or up to three  years for
U.S.  public  finance  securities,  and  thus  places  greater  emphasis  on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality.  Strongest  capacity for timely payment of financial commitments.  May have an added "+" to denote any  exceptionally  strong  credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments,  but the  margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate.  However,  near-term  adverse  changes  could result in a reduction to non-investment grade.

B:  Speculative.  Minimal capacity for timely payment of financial  commitments, plus  vulnerability  to  near-term  adverse  changes in  financial  and economic conditions.

C: High  default  risk.  Default is a real  possibility.  Capacity  for  meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                  Appendix B

OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases,  the initial sales charge that applies to purchases of Class A shares(1) of the Oppenheimer funds or the contingent  deferred sales charge that may  apply to Class A,  Class B or  Class C  shares  may be  waived.(2)  That is
because  of  the  economies  of  sales  efforts  realized  by   OppenheimerFunds
Distributor,  Inc.,  (referred to in this document as the "Distributor"),  or by dealers  or other  financial  institutions  that offer  those  shares to certain classes of investors. Not all waivers apply to all funds.

For the purposes of some of the waivers  described  below and in the  Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:

               1)plans created or qualified  under Sections  401(a) or 401(k) of the Internal Revenue Code,

               2)   non-qualified deferred compensation plans,

               3)   employee benefit plans(3)

               4)   Group Retirement Plans(4)

               5)   403(b)(7) custodial plan accounts

               6)   Individual    Retirement   Accounts   ("IRAs"),    including
                    traditional  IRAs,  Roth IRAs,  SEP-IRAs,  SARSEPs or SIMPLE plans

The  interpretation  of these  provisions as to the  applicability  of a special arrangement  or waiver in a  particular  case is in the sole  discretion  of the
Distributor or the transfer agent (referred to in this document as the "Transfer
Agent")  of  the  particular   Oppenheimer   fund.  These  waivers  and  special
arrangements  may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds,  Inc. (referred to in this document as the
"Manager").

Waivers  that apply at the time shares are  redeemed  must be  requested  by the shareholder and/or dealer in the redemption request.

Applicability  of Class A Contingent  Deferred  Sales  Charges in Certain  Cases
----------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial
Sales Charge but May Be Subject to the Class A Contingent  Deferred Sales Charge
(unless a waiver applies).

     There is no initial  sales  charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent  deferred  sales charge if redeemed  within 18 months  (24  months  in the case of  shares of  Oppenheimer  Rochester  National
Municipals and Rochester Fund Municipals purchased prior to October 22, 2007) of the  beginning  of the  calendar  month of their  purchase,  as described in the
Prospectus (unless a waiver described  elsewhere in this Appendix applies to the redemption).  Additionally,  on shares  purchased  under these  waivers that are subject to the Class A contingent  deferred sales charge,  the Distributor  will pay the  applicable  concession  described  in the  Prospectus  under  "Class  A
Contingent Deferred Sales Charge."(5) This waiver provision applies to:

     |_|  Purchases of Class A shares aggregating $1 million or more.

     |_|  Purchases of Class A shares,  prior to March 1, 2007,  by a Retirement
          Plan that was permitted to purchase such shares at net asset value but subject to a contingent  deferred sales charge prior to March 1, 2001.
          That  included  plans  (other than IRA or 403(b)(7)  Custodial  Plans)
          that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase  100 or more  eligible  employees  or total  plan  assets  of
          $500,000 or more, or 3) certified to the Distributor  that it projects to have annual plan purchases of $200,000 or more.

     |_|  Purchases  by  an  OppenheimerFunds-sponsored  Rollover  IRA,  if  the purchases are made:

          1)   through a broker,  dealer, bank or registered  investment adviser that has made special arrangements with the Distributor for those purchases, or

          2)   by  a  direct  rollover  of  a  distribution   from  a  qualified
               Retirement  Plan if the  administrator  of  that  Plan  has  made special arrangements with the Distributor for those purchases.

     |_|  Purchases of Class A shares by  Retirement  Plans that have any of the following record-keeping arrangements:

          1)   The record  keeping is performed by Merrill  Lynch Pierce  Fenner
               &  Smith,  Inc.  ("Merrill Lynch") on a daily valuation basis for the  Retirement  Plan. On the date the plan sponsor signs the record-keeping  service  agreement with Merrill  Lynch,  the Plan must have $3 million or more of its assets invested in (a) mutual funds,  other  than those  advised  or  managed by Merrill  Lynch
               Investment  Management,  L.P.  ("MLIM"),  that are made available under a Service  Agreement  between  Merrill Lynch and the mutual fund's  principal  underwriter  or  distributor,  and  (b)  funds advised or managed  by MLIM (the funds  described  in (a) and (b)
               are referred to as "Applicable Investments").

          2)   The record  keeping for the  Retirement  Plan is  performed  on a daily  valuation  basis by a record  keeper  whose  services  are provided under a contract or  arrangement  between the Retirement
               Plan and Merrill  Lynch.  On the date the plan sponsor  signs the record keeping  service  agreement  with Merrill Lynch,  the Plan must have $5  million  or more of its  assets  (excluding  assets
               invested  in  money   market   funds)   invested  in   Applicable
               Investments.

          3)   The record  keeping  for a  Retirement  Plan is  handled  under a service  agreement  with  Merrill  Lynch and on the date the plan sponsor signs that  agreement,  the Plan has 500 or more eligible employees (as  determined  by the Merrill  Lynch plan  conversion manager).

Waivers of Class A Sales Charges of Oppenheimer Funds

   ----------------------------------------

Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class
A sales  charges  (and  no  concessions  are  paid  by the  Distributor  on such purchases):

     |_|  The Manager or its affiliates.

     |_|  Present or former  officers,  directors,  trustees and employees  (and
          their  "immediate   families")  of  the  Fund,  the  Manager  and  its
          affiliates,  and  retirement  plans  established  by  them  for  their employees.  The  term  "immediate  family"  refers  to  one's  spouse,
          children,   grandchildren,   grandparents,   parents,  parents-in-law,
          brothers and sisters, sons- and daughters-in-law,  a sibling's spouse, a spouse's siblings,  aunts, uncles, nieces and nephews;  relatives by
          virtue  of  a  remarriage  (step-children,   step-parents,  etc.)  are
          included.

     |_|  Registered management  investment  companies,  or separate accounts of insurance  companies  having  an  agreement  with the  Manager  or the
          Distributor for that purpose.

     |_|  Dealers or brokers that have a sales  agreement with the  Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.

     |_|  Employees  and  registered  representatives  (and  their  spouses)  of dealers or brokers described above or financial institutions that have entered  into sales  arrangements  with such  dealers or brokers  (and which  are  identified  as  such  to  the  Distributor)  or  with  the
          Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the  purchaser's  own account (or for the benefit of such employee's spouse or minor children).

     |_|  Dealers,  brokers,  banks or registered  investment advisors that have entered into an agreement with the Distributor providing  specifically for the use of shares of the Fund in  particular  investment  products made  available  to their  clients.  Those  clients  may be  charged a transaction  fee by their  dealer,  broker,  bank or  advisor  for the purchase or sale of Fund shares.

     |_|  Investment  advisors and  financial  planners who have entered into an agreement  for this  purpose  with the  Distributor  and who charge an advisory,  consulting  or other fee for their  services and buy shares for their own accounts or the accounts of their clients.

     |_|  "Rabbi  trusts"  that  buy  shares  for  their  own  accounts,  if the purchases  are  made  through  a broker  or  agent or other  financial intermediary  that has made special  arrangements with the Distributor for those purchases.

     |_|  Clients  of  investment  advisors  or  financial  planners  (that have entered into an agreement for this purpose with the  Distributor)  who buy shares for their own accounts  may also  purchase  shares  without sales charge but only if their accounts are linked to a master account of their  investment  adviser  or  financial  planner on the books and records of the broker, agent or financial  intermediary with which the
          Distributor  has  made  such  special  arrangements  . Each  of  these investors  may be  charged  a fee by the  broker,  agent or  financial intermediary for purchasing shares.

     |_|  Directors, trustees, officers or full-time employees of OpCap Advisors or its  affiliates,  their  relatives  or any trust,  pension,  profit sharing or other benefit plan which beneficially owns shares for those persons.

     |_|  Accounts  for which  Oppenheimer  Capital  (or its  successor)  is the
          investment   adviser  (the   Distributor   must  be  advised  of  this
          arrangement)  and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.

     |_|  A unit investment trust that has entered into an appropriate agreement with the Distributor.

     |_|  Dealers,  brokers,  banks, or registered investment advisers that have entered  into an  agreement  with the  Distributor  to sell  shares to defined  contribution  employee retirement plans for which the dealer, broker or investment adviser provides administration services.

     |_|  Retirement  Plans and deferred  compensation  plans and trusts used to fund those plans (including,  for example,  plans qualified or created under sections 401(a),  401(k),  403(b) or 457 of the Internal Revenue
          Code),  in each  case if those  purchases  are made  through a broker,
          agent  or  other   financial   intermediary   that  has  made  special
          arrangements with the Distributor for those purchases.

     |_|  A  TRAC-2000  401(k)  plan  (sponsored  by the former  Quest for Value
          Advisors)  whose Class B or Class C shares of a Former Quest for Value
          Fund  were  exchanged  for  Class A  shares  of that  Fund  due to the termination  of the Class B and Class C TRAC-2000  program on November
          24, 1995.

     |_|  A qualified  Retirement Plan that had agreed with the former Quest for
          Value Advisors to purchase shares of any of the Former Quest for Value
          Funds  at net  asset  value,  with  such  shares  to be  held  through
          DCXchange,  a sub-transfer agency mutual fund  clearinghouse,  if that arrangement was consummated and share purchases  commenced by December
          31, 1996.

     |_|  Effective  March 1, 2007,  purchases of Class A shares by a Retirement
          Plan that was permitted to purchase such shares at net asset value but subject to a contingent  deferred sales charge prior to March 1, 2001.
          That  included  plans  (other than IRA or 403(b)(7)  Custodial  Plans)
          that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase  100 or more  eligible  employees  or total  plan  assets  of
          $500,000 or more, or 3) certified to the Distributor  that it projects to have annual plan purchases of $200,000 or more.

     |_|  Effective  October  1, 2005,  taxable  accounts  established  with the proceeds of Required Minimum Distributions from Retirement Plans.

Purchases by former  shareholders of Atlas Strategic  Income Fund of the Class A shares of any Oppenheimer fund that is available for exchange to shareholders of
Oppenheimer Strategic Income Fund.

B.   Waivers of the Class A Initial and  Contingent  Deferred  Sales  Charges in
     Certain Transactions.

     1.   Class A shares issued or purchased in the following  transactions  are not  subject  to sales  charges  (and no  concessions  are paid by the
          Distributor on such purchases):

          |_|  Shares issued in plans of reorganization,  such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.

          |_|  Shares  purchased  by the  reinvestment  of  dividends  or  other distributions reinvested from the Fund or other Oppenheimer funds or unit  investment  trusts for which  reinvestment  arrangements have been made with the Distributor.

          |_|  Shares  purchased by certain  Retirement Plans that are part of a retirement  plan or  platform  offered by banks,  broker-dealers,
               financial  advisors  or  insurance  companies,   or  serviced  by
               recordkeepers.

          |_|  Shares  purchased by the  reinvestment  of loan  repayments  by a participant  in a  Retirement  Plan for which the  Manager  or an affiliate acts as sponsor.

          |_|  Shares purchased in amounts of less than $5.

2.   Class A shares issued and purchased in the following  transactions  are not subject to sales  charges (a dealer  concession at the annual rate of 0.25%
     is paid by the  Distributor  on purchases made within the first 6 months of
     plan  establishment):  |_| Retirement Plans that have $5 million or more in
     plan assets.  |_| Retirement  Plans with a single plan sponsor that have $5
     million or more in aggregate assets invested in Oppenheimer funds.

Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:

          |_|  To make  Automatic  Withdrawal  Plan  payments  that are  limited annually  to no  more  than  12% of the  account  value  adjusted annually.

          |_|  Involuntary   redemptions  of  shares  by  operation  of  law  or
               involuntary  redemptions  of  small  accounts  (please  refer  to
               "Shareholder  Account Rules and Policies," in the applicable fund
               Prospectus).

          |_|  For distributions  from Retirement Plans,  deferred  compensation plans or other  employee  benefit  plans for any of the following purposes:

               1)   Following  the  death  or  disability  (as  defined  in  the
                    Internal  Revenue Code) of the  participant or  beneficiary.
                    The death or disability  must occur after the  participant's account was established.

               2)   To return excess contributions.

               3)   To return contributions made due to a mistake of fact.

               4)   Hardship withdrawals, as defined in the plan.(6)

               5)   Under a Qualified  Domestic  Relations  Order, as defined in the  Internal  Revenue  Code,  or, in the case of an IRA,  a divorce or separation  agreement  described in Section 71(b)
                    of the Internal Revenue Code.

               6)   To  meet  the  minimum  distribution   requirements  of  the
                    Internal Revenue Code.

               7)   To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.

               8)   For loans to participants or beneficiaries.

               9)   Separation from service.(7)

               10)  Participant-directed  redemptions  to  purchase  shares of a mutual fund  (other than a fund  managed by the Manager or a subsidiary  of the  Manager)  if the plan  has made  special arrangements with the Distributor.

               11)  Plan  termination  or  "in-service  distributions,"  if  the
                    redemption   proceeds   are  rolled  over   directly  to  an
                    OppenheimerFunds-sponsored IRA.

          |_|  For  distributions  from 401(k) plans sponsored by broker-dealers that have entered into a special  agreement with the  Distributor allowing this waiver.

          |_|  For distributions  from retirement plans that have $10 million or more  in  plan  assets  and  that  have  entered  into a  special agreement with the Distributor.

          |_|  For  distributions  from  retirement  plans  which  are part of a retirement  plan  product or platform  offered by certain  banks, broker-dealers, financial advisors, insurance companies or record keepers  which have  entered  into a special  agreement  with the
               Distributor.

          |_|  At  the  sole  discretion  of  the  Distributor,  the  contingent deferred  sales  charge may be waived for  redemptions  of shares requested by the  shareholder  of record within 60 days following the  termination  by the  Distributor  of the  selling  agreement
               between  the   Distributor   and  the   shareholder  of  record's
               broker-dealer of record for the account.

   III.  Waivers of Class B, Class C and
         Class N Sales Charges of Oppenheimer
         Funds
   -------------------------------------------

The Class B, Class C and Class N contingent  deferred  sales charges will not be applied to shares  purchased  in certain  types of  transactions  or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B,  Class C and Class N  contingent  deferred  sales  charges  will be waived for redemptions of shares in the following cases:

          |_|  Shares  redeemed  involuntarily,  as  described  in  "Shareholder
               Account Rules and Policies," in the applicable Prospectus.

          |_|  Redemptions  from accounts other than Retirement  Plans following the death or disability of the last  surviving  shareholder.  The death or  disability  must have  occurred  after the  account was established,  and for disability  you must provide  evidence of a
               determination    of   disability    by   the   Social    Security
               Administration.

          |_|  The  contingent  deferred  sales charges are generally not waived following  the death or  disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived  in the  limited  case of the  death of the  trustee  of a grantor trust or revocable  living trust for which the trustee is also the sole  beneficiary.  The  death or  disability  must have occurred  after the account was  established,  and for disability you must provide  evidence of a  determination  of disability (as defined in the Internal Revenue Code).

          |_|  Distributions from accounts for which the broker-dealer of record has  entered  into  a  special  agreement  with  the  Distributor allowing this waiver.

          |_|  At  the  sole  discretion  of  the  Distributor,  the  contingent deferred  sales  charge may be waived for  redemptions  of shares requested by the  shareholder  of record within 60 days following the  termination  by the  Distributor  of the  selling  agreement
               between  the   Distributor   and  the   shareholder  of  record's
               broker-dealer of record for the account.

          |_|  Redemptions  of Class B shares  held by  Retirement  Plans  whose records  are  maintained  on a daily  valuation  basis by Merrill
               Lynch or an  independent  record  keeper  under a  contract  with
               Merrill Lynch.

          |_|  Redemptions  of Class C shares  of  Oppenheimer  U.S.  Government
               Trust from  accounts of clients of  financial  institutions  that have entered into a special  arrangement with the Distributor for this purpose.

          |_|  Redemptions of Class C shares of an  Oppenheimer  fund in amounts of $1 million or more  requested in writing by a Retirement  Plan sponsor and  submitted  more than 12 months after the  Retirement
               Plan's  first  purchase  of  Class C  shares,  if the  redemption proceeds are  invested to purchase  Class N shares of one or more
               Oppenheimer funds.

          |_|  Distributions(8)  from Retirement Plans or other employee benefit plans for any of the following purposes:
               1)   Following  the  death  or  disability  (as  defined  in  the
                    Internal  Revenue Code) of the  participant or  beneficiary.
                    The death or disability  must occur after the  participant's account was established in an Oppenheimer fund.
               2)   To  return  excess  contributions  made  to a  participant's account.
               3)   To return contributions made due to a mistake of fact.
               4)   To make hardship withdrawals, as defined in the plan.(9)
               5)   To make  distributions  required under a Qualified  Domestic
                    Relations  Order  or, in the case of an IRA,  a  divorce  or separation  agreement  described  in  Section  71(b)  of the
                    Internal Revenue Code.
               6)   To  meet  the  minimum  distribution   requirements  of  the
                    Internal Revenue Code.
               7)   To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.
               8)   For loans to participants or beneficiaries.(10)
               9)   On account of the participant's separation from service.(11)
               10)  Participant-directed  redemptions  to  purchase  shares of a mutual fund  (other than a fund  managed by the Manager or a subsidiary of the Manager)  offered as an investment  option
                    in  a   Retirement   Plan  if  the  plan  has  made  special
                    arrangements with the Distributor.
               11)  Distributions  made  on  account  of a plan  termination  or
                    "in-service"  distributions,  if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
               12)  For  distributions  from a  participant's  account  under an
                    Automatic  Withdrawal Plan after the participant reaches age
                    59 1/2, as long as the aggregate value of the  distributions does  not  exceed  10%  of  the  account's  value,  adjusted annually.
               13)  Redemptions of Class B shares under an Automatic  Withdrawal
                    Plan for an account  other than a  Retirement  Plan,  if the aggregate value of theConcess Initial Sales Charge as a % of
                    Net Amount  Invested  redeemed shares does not exceed 10% of the account's value, adjusted annually.
               14)  For   distributions   from   401(k)   plans   sponsored   by
                    broker-dealers  that have entered into a special arrangement with the Distributor allowing this waiver.
          |_|  Redemptions  of  Class B  shares  or  Class  C  shares  under  an
               Automatic Withdrawal Plan from an account other than a Retirement
               Plan if the  aggregate  value  of the  redeemed  shares  does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The  contingent  deferred  sales  charge  is also  waived on Class B and Class C shares sold or issued in the following cases:

          |_|  Shares sold to the Manager or its affiliates.
          |_|  Shares sold to  registered  management  investment  companies  or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
          |_|  Shares issued in plans of  reorganization  to which the Fund is a party.
          |_|  Shares sold to present or former officers, directors, trustees or employees  (and their  "immediate  families" as defined  above in
               Section  I.A.) of the Fund,  the Manager and its  affiliates  and retirement plans established by them for their employees.

IV. Special Sales Charge  Arrangements for  Shareholders of Certain  Oppenheimer
Funds   Who   Were    Shareholders    of   Former    Quest   for   Value   Funds
-----------------------------------------

The initial and contingent  deferred sales charge rates and waivers for Class A,
Class  B and  Class  C  shares  described  in the  Prospectus  or  Statement  of
Additional  Information of the Oppenheimer funds are modified as described below for certain  persons who were  shareholders of the former Quest for Value Funds.
To be eligible,  those persons must have been shareholders on November 24, 1995, when OppenheimerFunds,  Inc. became the investment adviser to those former Quest for Value Funds.  Those funds include:  Oppenheimer  Rising Dividends Fund, Inc.
Oppenheimer  Small- &  Mid- Cap Value Fund  Oppenheimer  Quest Balanced Fund
Oppenheimer Quest International Value Fund, Inc.

Oppenheimer Quest Opportunity Value Fund

     These  arrangements  also apply to shareholders of the following funds when they merged (were  reorganized)  into various  Oppenheimer funds on November 24,
1995:

Quest for Value U.S. Government Income Fund
Quest for Value New York Tax-Exempt Fund
Quest for Value Investment Quality Income Fund
Quest for Value National Tax-Exempt Fund
Quest for Value Global Income Fund
Quest for Value California Tax-Exempt Fund

     All of the funds  listed  above are  referred  to in this  Appendix  as the
"Former Quest for Value Funds." The waivers of initial and  contingent  deferred sales charges  described in this Appendix apply to shares of an Oppenheimer fund that are either:

          |_|  acquired by such shareholder pursuant to an exchange of shares of an  Oppenheimer  fund that was one of the Former  Quest for Value
               Funds, or

          |_|  purchased  by such  shareholder  by exchange of shares of another
               Oppenheimer fund that were acquired pursuant to the merger of any of the Former  Quest for Value Funds into that other  Oppenheimer fund on November 24, 1995.

          |_|  A. Reductions or Waivers of Class A Sales Charges.

|X| Reduced  Class A Initial  Sales  Charge  Rates for Certain  Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales  charge rates for Class A shares  purchased  by members of  "Associations"
formed for any purpose other than the purchase of  securities.  The rates in the table apply if that Association  purchased shares of any of the Former Quest for
Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

Number of Eligible      Initial Sales    Initial Sales          Concession as
Employees or Members    Charge as a      Charge as a %          % Offering
                        % of Offering    of Net Amount          Price
                        Price            Invested
--------------------------------------------------------------------------------
9 or Fewer            2.50%               2.56%                  2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At least 10 but not   2.00%               2.04%                  1.60%
more than 49
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders.  Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on February
            28, 1991 and who acquired shares of any of the Former Quest for
            Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either Class
            B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but
Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an
Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social
            Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.
      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.
V.    Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
      Funds Who Were Shareholders of Connecticut Mutual Investment Accounts,
      Inc.
------------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Core Bond Fund,
   Oppenheimer Value Fund and
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account         Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account         CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC").
Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the
            Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former
            Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former
            Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former Connecticut
            Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the
            Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by
Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund.
Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the
      Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
4)    as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
VI.   Special Reduced Sales Charge for Former Shareholders of Advance
      America Funds, Inc.
---------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc.
on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.  Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
      Convertible Securities Fund
---------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,

|_|   present or former officers, directors, trustees and employees (and their
         "immediate families" as defined in the Fund's Statement of Additional
         Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment adviser of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment adviser or distributor for that purpose,

|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and

|_|   dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment adviser provides administrative services.

Oppenheimer Capital Income Fund

Internet Website:
      www.oppenheimerfunds.com

Investment Adviser

      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP (225.5677)

Custodian Bank

      Brown Brothers Harriman & Co.
      40 Water Street
      Boston, MA  02109-3661

Independent Registered Public Accounting Firm
      Deloitte & Touche LLP
      555 Seventeenth Street
      Denver, Colorado 80202

Counsel to the Funds

      Myer, Swanson, Adams & Wolf, P.C.
      1350 Lawrence Street, Suite 100
      Denver, Colorado 80204

Counsel to the Independent Trustees
      Bell, Boyd & Lloyd LLC
      70 West Madison Street, Suite 3100
      Chicago, Illinois 60602
1234

PX0300.1107

(1) In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
   (1) Certain waivers also apply to Class M shares of Oppenheimer Convertible
   Securities Fund.
   (2) In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
   "redemptions" mean "repurchases" of shares.
   (3) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
   (4) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
   (5) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement
   Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
   (6) This provision does not apply to IRAs.
   (7) This provision only applies to qualified retirement plans and 403(b)(7)
   custodial plans after your separation from service in or after the year you reached age 55.
   (8) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
   (9) This provision does not apply to IRAs.
   (10) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
   (11) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                       OPPENHEIMER CAPITAL INCOME FUND

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23. - Exhibits

(a)   Amended and Restated Declaration of Trust dated June 7, 2002: Previously filed with Registrant's Post-Effective Amendment No. 57, (10/22/02), and
incorporated herein by reference.

(b)   Amended By-Laws dated October 24, 2000: Previously filed with
Registrant's Post-Effective Amendment No. 55, (10/22/01), and incorporated herein by reference.

(c)   (i) Specimen Class A Share Certificate: Previously filed with
Registrant's Post-Effective Amendment No. 56, (12/21/01), and incorporated herein by reference.

      (ii) Specimen Class B Share Certificate: Previously filed with
Registrant's Post-Effective Amendment No. 56, (12/21/01), and incorporated herein by reference.

      (iii) Specimen Class C Share Certificate: Previously filed with
Registrant's Post-Effective Amendment No. 56, (12/21/01), and incorporated herein by reference.

      (iv) Specimen Class N Share Certificate: Previously filed with
Registrant's Post-Effective Amendment No. 56, (12/21/01), and incorporated herein by reference.

(d)   Amended and Restated Investment Advisory Agreement dated January 1,
2006: Previously filed with Post-Effective Amendment No. 61, (12/23/05), and incorporated herein by reference.

(e)   (i)  General Distributor's Agreement dated October 13, 1992: Previously filed with Registrant's Post-Effective Amendment No. 42, (10/28/94), and
incorporated herein by reference.

(ii)  Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 34 to the Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850),
(10/23/06), and incorporated herein by reference.

(iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 34 to the Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850),
(10/23/06), and incorporated herein by reference.

(iv)  Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 34 to the Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850),
(10/23/06), and incorporated herein by reference.

      (v)  Form of Trust Company Fund/SERV Purchase Agreement of
OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund
(Reg. No. 2-62076), (10/26/01), and incorporated herein by reference.

      (vi) Form of Trust Company Agency Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.
33-17850), (10/23/06), and incorporated herein by reference.

      (f)  Form of Compensation Deferral Agreement for Disinterested
Trustees/Directors: Previously filed with Post-Effective Amendment No. 40 to the
Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
(10/27/98), and incorporated herein by reference.

(g)   (i) Global Custody Agreement dated February 16, 2007: Previously filed with Post-Effective Amendment No. 57 to the Registration Statement of
Oppenheimer Rising Dividends Fund, Inc. (Reg. No. 2-65223), (7/31/07), and
incorporated herein by reference.

(h)   Not applicable.

(i)   (i)  Opinion and Consent of Counsel dated September 30, 1970: Previously filed with Registrant's Initial Registration Statement and refiled with
Registrant's Post-Effective Amendment No. 42, (10/28/94) pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(j)   Independent Registered Public Accounting Firm's Consent: Filed herewith.

(k)   Not applicable.

(l)   Not applicable.

(m)   (i)  Amended and Restated Service Plan and Agreement for Class A shares dated October 28, 2005: Previously filed with Registrant's Post-Effective
Amendment No. 62, (11/21/06), and incorporated herein by reference.

(ii)  Amended and Restated Distribution and Service Plan and Agreement for
Class B shares dated October 28, 2005:  Previously filed with Registrant's
Post-Effective Amendment No. 62, (11/21/06), and incorporated herein by reference.

(iii) Amended and Restated Distribution and Service Plan and Agreement for
Class C shares dated October 28, 2005:  Previously filed with Registrant's
Post-Effective Amendment No. 62, (11/21/06), and incorporated herein by reference.

(iv)  Amended and Restated Distribution and Service Plan and Agreement for
Class N shares dated October 28, 2005:  Previously filed with Registrant's
Post-Effective Amendment No. 62, (11/21/06), and incorporated herein by reference.

(n)    Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through
August 29, 2007: Previously filed with the Initial Registration Statement of
Oppenheimer Portfolio Series Fixed Income Investor Fund (Reg. No.
333-146105), (9/14/07), and incorporated herein by reference.

(o)    Powers of Attorney dated August 29, 2006 for all Trustees/Directors and
Officers: Previously filed with Post-Effective Amendment No. 27 to the
Registration Statement of Oppenheimer Cash Reserves (Reg. No. 33-23223),
(9/26/06), and incorporated herein by reference.

(p)   Amended and Restated Code of Ethics of the Oppenheimer Funds dated
August 30, 2007 under Rule 17j-1 of the Investment Company Act of 1940:
Previously filed with the Initial Registration Statement of Oppenheimer
Portfolio Series Fixed Income Investor Fund (Reg. No. 333-146105),
(09/14/07), and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Seventh of Registrant's
Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this
Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a)   OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

--------------------------------------------------------------------------------
Name and Current Position
with OppenheimerFunds, Inc. Other Business and Connections  During the Past Two
                            Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy L. Abbuhl,          Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Adams               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Agan,                Senior  Vice  President  of  Shareholder  Financial
Senior Vice President       Services,  Inc. and  Shareholders  Services,  Inc.;
                            Vice  President  of  OppenheimerFunds  Distributor,
                            Inc.,  Centennial Asset Management  Corporation and
                            OFI Private Investments Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carl Algermissen,           None
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Amato,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tracey Beck Apostolopoulos, None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Janette Aprilante,          Secretary  (since  December  2001)  of:  Centennial
Vice President & Secretary  Asset  Management   Corporation,   OppenheimerFunds
                            Distributor,  Inc.,  HarbourView  Asset  Management
                            Corporation  (since  June 2003),  Oppenheimer  Real
                            Asset  Management,   Inc.,   Shareholder  Financial
                            Services,   Inc.,   Shareholder   Services,   Inc.,
                            Trinity  Investment  Management  Corporation (since
                            January  2005),  OppenheimerFunds  Legacy  Program,
                            OFI Private  Investments Inc. (since June 2003) and
                            OFI  Institutional  Asset  Management,  Inc. (since
                            June  2003).   Assistant  Secretary  of  OFI  Trust
                            Company (since December 2001).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dmitri Artemiev             Formerly (until January 2007)  Analyst/Developer at
Assistant Vice President    Fidelity Investments.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Hany S. Ayad,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James F. Bailey,            Senior  Vice  President  of  Shareholder  Services,
Senior Vice President       Inc.  (since March 2006).  Formerly Vice  President
                            at T. Rowe Price  Group  (September  2000 - January
                            2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Baker,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Michael Banta,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Adam Bass,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Baum,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeff Baumgartner,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marc Baylin,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Todd Becerra,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen Beichert,          Vice  President  of  OppenheimerFunds  Distributor,
Senior Vice President       Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald B. Bellamy,          Assistant  Vice  President  (Sales  Manager  of the
Assistant Vice President    International  Division) of OFI Institutional Asset
                            Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Erik S. Berg,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Bertucci,            None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rajeev Bhaman,              None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Craig Billings,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark Binning,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert J. Bishop,           Treasurer (since October 2003) of  OppenheimerFunds
Vice President              Distributor,  Inc. and Centennial  Asset Management
                            Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Beth Bleimehl,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa I. Bloomberg,          None
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Veronika Boesch,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Chad Boll,                  None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Antulio N. Bomfim,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michelle Borre Massick,     None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lori E. Bostrom,            None
Vice President & Senior
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Bourgeois,             Assistant Vice  President of Shareholder  Services,
Assistant Vice President    Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David J. Bowers             Formerly  (until  July 2007)  Analyst at  Evergreen
Assistant Vice President    Investments.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Boydell,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Garrett C. Broadrup,        Formerly  an  Associate  at Davis  Polk &  Wardwell
Assistant Vice President &  (October 2002 - October 2006)
Assistant Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Bromberg,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Holly Broussard,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kristine Bryan-Levin,       None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stephanie Bullington,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Burke,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark Burns,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
JoAnne Butler,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Geoffrey Caan,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dale William Campbell,      Formerly    (until   January   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Campbell,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Catherine Carroll,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Debra Casey,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maria Castro,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Chaffee,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Chibnik,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Sheng Chu,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brett Clark,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
H.C. Digby Clements,        None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Closs,               Formerly (until January 2007)  Development  Manager
Assistant Vice President    at OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Peter V. Cocuzza,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald James Concepcion,    None.
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Susan Cornwell,             Senior  Vice  President  of  Shareholder  Financial
Senior Vice President       Services,  Inc.  and  Shareholder  Services,  Inc.;
                            Vice  President  of  OppenheimerFunds  Distributor,
                            Inc.,  Centennial Asset Management  Corporation and
                            OppenheimerFunds Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cheryl Corrigan,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Belinda J. Cosper,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott Cottier,              None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Laura Coulston,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Terry Crady,                Formerly     IT     Development      Manager     at
Assistant Vice President    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George Curry,               Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie C. Cusker,            None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Dachille,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Damian,                None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Dawson,              None.
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Delano,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kendra Delisa,              Formerly    (until   January   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Demarco,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Craig P. Dinsell,           None
Executive Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Randall C. Dishmon,         None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rebecca K. Dolan,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steven D. Dombrower,        Senior Vice  President  of OFI Private  Investments
Vice President              Inc.;    Vice    President   of    OppenheimerFunds
                            Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sara Donahue,               Formerly   (until   November   2006)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Alicia Dopico,              Formerly    (until    August   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Doyle,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bruce C. Dunbar,            None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Dvorak,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Edmiston,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
A. Taylor Edwards,          Formerly  Associate at Dechert LLP (September  2000
Vice President & Assistant  - December 2005).
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Venkat Eleswarapu,          Formerly  Associate  Professor  of Finance at Texas
Vice President              Tech University (July 2005 - December 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel R. Engstrom,         None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James Robert Erven,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George R. Evans,            None
Senior Vice President &
Director of International
Equities
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward N. Everett,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathy Faber,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Falicia,              Assistant   Secretary   (as  of   July   2004)   of
Assistant Vice President    HarbourView Asset Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rachel Fanopoulos,          Formerly    Manager    (until   August   2007)   of
Assistant Vice President    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Matthew Farkas,             Formerly  Associate at Epstein Becker & Green, P.C.
Assistant Vice President    (September 2000 - March 2006).
and Assistant Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kristie Feinberg,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Emmanuel Ferreira,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ronald H. Fielding,         Vice  President  of  OppenheimerFunds  Distributor,
Senior Vice President;      Inc.;  Director  of ICI Mutual  Insurance  Company;
Chairman of the Rochester   Governor  of St.  John's  College;  Chairman of the
Division                    Board  of  Directors  of  International  Museum  of
                            Photography at George Eastman House.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bradley G. Finkle,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steven Fling,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John E. Forrest,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Foxhoven,             Assistant   Vice   President  of   OppenheimerFunds
Vice President              Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Colleen M. Franca,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Barbara Fraser,             None
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Donald French,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dominic Freud,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Hazem Gamal,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Gapay,              Formerly (as of January  2007) Help Desk Manager at
Assistant Vice President    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Seth Gelman,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy Gerlach,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles W. Gilbert,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kurt Gibson,                Formerly  Manager at Barclays Capital (January 2002
Assistant Vice President    - April 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Phillip S. Gillespie,       None
Senior Vice President &
Assistant Secretary
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Alan C. Gilston,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jacqueline Girvin-Harkins,  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill E. Glazerman,          None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Benjamin J. Gord,           Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation   and   of  OFI   Institutional   Asset
                            Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Raquel Granahan,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert B. Grill,            None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carol Guttzeit,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marilyn Hall,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kelly Haney,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steve Hauenstein,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert W. Hawkins,          None
Vice President & Assistant
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas B. Hayes,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Heidi Heikenfeld,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Annika Helgerson,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Herrmann,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dennis Hess,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph Higgins,             Vice   President   of   OFI   Institutional   Asset
Vice President              Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dorothy F. Hirshman,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Hoelscher,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Hourihan,             Assistant  Secretary  of  OFI  Institutional  Asset
Vice President & Associate  Management,  Inc. (since April 2006). Formerly Vice
Counsel                     President  and  Senior  Counsel  at   Massachusetts
                            Financial Service Company (June 2004 - March 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward Hrybenko,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Andrew Huddleston,    None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott T. Huebl,             Assistant   Vice   President  of   OppenheimerFunds
Vice President              Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Margaret Hui,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dana Hunter,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Huttlin,               Senior   Vice    President    (Director    of   the
Senior Vice President       International  Division)  (since  January  2004) of
                            OFI Institutional Asset Management,  Inc.; Director
                            (since     June    2003)    of     OppenheimerFunds
                            International Distributor Limited.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James G. Hyland,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kelly Bridget Ireland,      None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen T. Ives,           Vice   President   and   Assistant   Secretary   of
Vice President, Senior      OppenheimerFunds  Distributor, Inc. and Shareholder
Counsel & Assistant         Services,  Inc.;  Assistant Secretary of Centennial
Secretary                   Asset  Management   Corporation,   OppenheimerFunds
                            Legacy Program and Shareholder  Financial Services,
                            Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William Jaume,              Senior  Vice   President   of   HarbourView   Asset
Vice President              Management  Corporation and OFI Institutional Asset
                            Management, Inc.; Director of OFI Trust Company.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Frank V. Jennings,          None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Jennings,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jin Jo,                     Formerly  Audit  Manager  at  Deloitte & Touche LLP
Assistant Vice President    (as of August 2007)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Kadehjian,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Kandilis,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Amee Kantesaria,            Formerly  Counsel  at  Massachusetts   Mutual  Life
Assistant Vice President    Insurance Company
                            (May 2005-December 2006).
Assistant Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rezo Kanovich,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas W. Keffer,           None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Keogh,              Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Kiernan,               None
Assistant Vice President &
Marketing Compliance
Manager
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Kim,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Audrey Kiszla,              Formerly Vice  President at First Horizon  Merchant
Vice President              Services (December 2005- May 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Klassen,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Knott,              None
Executive Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Kohn,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Martin S. Korn,             None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tatyana Kosheleva,          Formerly (as of April 2007) Finance  Manager at IBM
Assistant Vice President    Corp.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Kramer,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
S. Arthur Krause,           Formerly Product Manager of OppenheimerFunds,  Inc.
Assistant Vice President    (as of January 2007).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gloria LaFond,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Lamentino,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tracey Lange,               Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc. and OFI Private Investments Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey P. Lagarce,         President of OFI  Institutional  Asset  Management,
Senior Vice President       Inc. as of January 2005.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Latino,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gayle Leavitt,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christopher M. Leavy,       None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Randy Legg,                 None
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Laura Leitzinger,           Senior  Vice  President  of  Shareholder  Services,
Senior Vice President       Inc. and Shareholder Financial Services, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Justin Leverenz,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael S. Levine,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Levitt,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gang Li,                    None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Shanquan Li,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie A. Libby,             Senior Vice  President  of OFI Private  Investments
Senior Vice President       Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Lifshey,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mitchell J. Lindauer,       None
Vice President & Assistant
General Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bill Linden,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Malissa B. Lischin,         Assistant   Vice   President  of   OppenheimerFunds
Vice President              Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Justin Livengood,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christina Loftus,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David P. Lolli,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel G. Loughran          None
Senior Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patricia Lovett,            Vice President of Shareholder  Financial  Services,
Senior Vice President       Inc.  and  Senior  Vice  President  of  Shareholder
                            Services, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Misha Lozovik,              None.
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dongyan Ma,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steve Macchia,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Martin,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jerry Mandzij,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Angelo G. Manioudakis,      Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management  Corporation  and of  OFI  Institutional
                            Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carolyn Maxson,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William T. Mazzafro,        Formerly  self-employed as a securities  consultant
Vice President              (January 2004 - December 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Trudi McKenna,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Neil McCarthy,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Elizabeth McCormack,        Vice   President   and   Assistant   Secretary   of
Vice President              HarbourView Asset Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph McDonnell,           Formerly  Senior  Vice  President  at Lehman  Bros.
Vice President              (April 1995 - March 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph McGovern,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles L. McKenzie,        Chairman of the Board,  Director,  Chief  Executive
Senior Vice President       Officer  and   President  of  OFI  Trust   Company;
                            Chairman,    Chief   Executive    Officer,    Chief
                            Investment    Officer    and    Director   of   OFI
                            Institutional   Asset   Management,   Inc.;   Chief
                            Executive  Officer,   President,   Senior  Managing
                            Director   and   Director  of   HarbourView   Asset
                            Management   Corporation;    Chairman,   President;
                            Director   of   Trinity    Investment    Management
                            Corporation and Vice President of Oppenheimer  Real
                            Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William McNamara,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mary McNamee,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Medev,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lucienne Mercogliano,       None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jay Mewhirter,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Andrew J. Mika,             None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jan Miller,                 None.
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rejeev Mohammed,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nikolaos D. Monoyios,       None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sarah Morrison,             Formerly   (as  of   January   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill Mulcahy,               None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John V. Murphy,             President and  Management  Director of  Oppenheimer
Chairman, Chief             Acquisition   Corp.;   President  and  Director  of
Executive Officer &         Oppenheimer Real Asset Management,  Inc.;  Chairman
Director                    and  Director of  Shareholder  Services,  Inc.  and
                            Shareholder  Financial Services,  Inc.; Director of
                            OppenheimerFunds     Distributor,     Inc.,     OFI
                            Institutional   Asset  Management,   Inc.,  Trinity
                            Investment  Management  Corporation,  Tremont Group
                            Holdings,   Inc.,   HarbourView   Asset  Management
                            Corporation  and  OFI  Private   Investments  Inc.;
                            Executive  Vice President of  Massachusetts  Mutual
                            Life   Insurance    Company;    Director   of   DLB
                            Acquisition   Corporation;    a   member   of   the
                            Investment Company Institute's Board of Governors.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Meaghan Murphy,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Suzanne Murphy,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas J. Murray,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christine Nasta,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Newman,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William Norman,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James B. O'Connell,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Matthew O'Donnell,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Ogren,                 Formerly Manager at OppenheimerFunds, Inc.
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tony Oh,                    None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John J. Okray,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kristina Olson,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lerae A. Palumbo,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen Patton,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David P. Pellegrino,        None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Allison C. Pells,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert H. Pemble,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lori L. Penna,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Petersen,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marmeline Petion-Midy,      None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Pfeffer,              Senior  Vice   President   of   HarbourView   Asset
Senior Vice President &     Management Corporation since February 2004.
Chief Financial Officer
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James F. Phillips,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gary Pilc,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Piper,                 Assistant Vice  President of Shareholder  Services,
Assistant Vice President    Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeaneen Pisarra,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nicolas Pisciotti,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christine Polak,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sergei Polevikov,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey Portnoy,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Preuss,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ellen Puckett,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Quarles,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael E. Quinn,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie S. Radtke,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy Raeke,              Formerly  (as of July 2007) Vice  President  at MFS
Assistant Vice President    Investment Management.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Norma J. Rapini,            None
Assistant Vice President :
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Corry E. Read,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marc Reinganum,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill Reiter,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eric Rhodes,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eric Richter,               Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation.  Formerly Investment Officer at Alaska
                            Permanent Fund  Corporation  (April 2005 - February
                            2006)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Claire Ring,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Grace Roberts,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Robertson,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Robis,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Antoinette Rodriguez,       None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stacey Roode,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey S. Rosen,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jessica Rosenfeld,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stacy Roth,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Royce,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Adrienne Ruffle,            None
Vice President & Assistant
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kim Russomanno,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald Rutledge,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie Anne Ryan,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy Ryan,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rohit Sah,                  None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gary Salerno,               Formerly   (as  of  May  2007)   Separate   Account
Assistant Vice President    Business Liaison at OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Valerie Sanders,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kurt Savallo,               Formerly     Senior     Business     Analyst     at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rudi W. Schadt,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mary Beth Schellhorn,       Formerly  Human   Resources   Generalist  at  Misys
Assistant Vice President    Banking Systems (November 2000 - June 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ellen P. Schoenfeld,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Schneider,          Formerly  Human  Resources  Manager at ADT Security
Assistant Vice President    Services (December 2001 - July 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott A. Schwegel,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Allan P. Sedmak,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer L. Sexton,         Senior Vice  President  of OFI Private  Investments
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Asutosh Shah,               Formerly   Vice    President   at   Merrill   Lynch
Vice President              Investment   Managers  (February  2002  -  February
                            2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kamal Shah,                 None.
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Navin Sharma,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tammy Sheffer,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mary Dugan Sheridan,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David C. Sitgreaves,        None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Skatrud,            Formerly (as of March 2007)  Corporate Bond Analyst
Assistant Vice President    at Putnam Investments.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Enrique H. Smith,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Smith,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Louis Sortino,              None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Keith J. Spencer,           None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marco Antonio Spinar,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brett Stein,                Formerly  Vice  President  of  Client  Services  at
Vice President              XAware, Inc. (October 2002 - August 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard A. Stein,           None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Arthur P. Steinmetz,        Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer Stevens,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Benjamin Stewart,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Peter Strzalkowski,         Formerly  (as  of  August  2007)   Founder/Managing
Vice President              Partner at Vector Capital Management.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John P. Stoma,              Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Amy Sullivan,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Deborah A. Sullivan,        Secretary of OFI Trust Company.
Vice President & Assistant
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Sussman,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Swaney,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian C. Szilagyi,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Martin Telles,              Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Toomey,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Vincent Toner,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Melinda Trujillo,           Formerly  Senior  Manager at CoBank,  ACB  (January
Assistant Vice President    2004 - April 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Leonid Tsvayg,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Keith Tucker,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cameron Ullyatt,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Angela Uttaro,              None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark S. Vandehey,           Vice  President  and Chief  Compliance  Officer  of
Senior Vice President &     OppenheimerFunds   Distributor,   Inc.,  Centennial
Chief Compliance Officer    Asset   Management   Corporation   and  Shareholder
                            Services,   Inc.;  Chief   Compliance   Officer  of
                            HarbourView  Asset  Management  Corporation,   Real
                            Asset  Management,   Inc.,   Shareholder  Financial
                            Services,   Inc.,  Trinity  Investment   Management
                            Corporation,  OppenheimerFunds  Legacy Program, OFI
                            Private  Investments Inc. and OFI Trust Company and
                            OFI Institutional Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maureen Van Norstrand,      None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nancy Vann,                 None
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rene Vecka,                 None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Vincent Vermette,           Assistant   Vice   President  of   OppenheimerFunds
Vice President              Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Elaine Villas-Obusan,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jake Vogelaar,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Phillip F. Vottiero,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Walsh,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Darren Walsh,               Formerly  General Manager and Senior Vice President
Executive Vice President    of  Comverse  (December  2005  -  September  2006);
                            Senior Vice  President of Strategic  Initiatives at
                            CSG Systems (2002 - December2005)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jerry A. Webman,            Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christopher D. Weiler,      None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Barry D. Weiss,             Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation  and  of  Centennial  Asset  Management
                            Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Melissa Lynn Weiss,         None
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christine Wells,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph J. Welsh,            Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Catherine M. White,         Assistant   Vice   President  of   OppenheimerFunds
Assistant Vice President    Distributor,  Inc.;  member of the American Society
                            of Pension Actuaries (ASPA) since 1995.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Troy Willis,                None
Assistant Vice President,
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mitchell Williams,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie Wimer,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Donna M. Winn,              President,  Chief  Executive  Officer & Director of
Senior Vice President       OFI Private  Investments Inc.; Director & President
                            of  OppenheimerFunds  Legacy  Program;  Senior Vice
                            President of OppenheimerFunds Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Philip Witkower,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian W. Wixted,            Treasurer   of   HarbourView    Asset    Management
Senior Vice President &     Corporation;  OppenheimerFunds  International Ltd.,
Treasurer                   Oppenheimer    Real   Asset    Management,    Inc.,
                            Shareholder Services,  Inc.,  Shareholder Financial
                            Services,  Inc., OFI Private  Investments Inc., OFI
                            Institutional      Asset     Management,      Inc.,
                            OppenheimerFunds  plc and  OppenheimerFunds  Legacy
                            Program;  Treasurer and Chief Financial  Officer of
                            OFI   Trust   Company;   Assistant   Treasurer   of
                            Oppenheimer Acquisition Corp.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carol E. Wolf,              Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management  Corporation  and  of  Centennial  Asset
                            Management Corporation;  serves on the Board of the
                            Colorado Ballet.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Meredith Wolff,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Oliver Wolff,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kurt Wolfgruber,            Director   of   Tremont   Group   Holdings,   Inc.,
President, Chief            HarbourView  Asset  Management  Corporation and OFI
Investment Officer &        Institutional  Asset  Management,  Inc. (since June
Director                    2003).    Management    Director   of   Oppenheimer
                            Acquisition Corp. (since December 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Caleb C. Wong,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward C. Yoensky,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Geoff Youell,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lucy Zachman,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert G. Zack,             General  Counsel  of  Centennial  Asset  Management
Executive Vice President &  Corporation;   General   Counsel  and  Director  of
General Counsel             OppenheimerFunds  Distributor,  Inc.;  Senior  Vice
                            President and General Counsel of HarbourView  Asset
                            Management  Corporation and OFI Institutional Asset
                            Management,  Inc.;  Senior Vice President,  General
                            Counsel  and  Director  of  Shareholder   Financial
                            Services,  Inc.,  Shareholder  Services,  Inc., OFI
                            Private    Investments    Inc.;    Executive   Vice
                            President,  General  Counsel  and  Director  of OFI
                            Trust Company;  Director and Assistant Secretary of
                            OppenheimerFunds    International   Limited;   Vice
                            President,   Secretary   and  General   Counsel  of
                            Oppenheimer    Acquisition   Corp.;   Director   of
                            OppenheimerFunds      International     Distributor
                            Limited; Vice President of OppenheimerFunds  Legacy
                            Program;    Vice    President   and   Director   of
                            Oppenheimer Partnership Holdings Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Neal A. Zamore,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Anna Zatulovskaya,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark D. Zavanelli,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Alex Zhou,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ronald Zibelli, Jr.         Formerly  Managing  Director  and Small Cap  Growth
Vice President              Team Leader at Merrill Lynch.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Arthur J. Zimmer,           Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer Absolute Return Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Baring China Fund
Oppenheimer Baring Japan Fund
Oppenheimer Baring SMA International Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Equity Income Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Global Value Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal
Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Equity Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer
Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
Principal
     Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
Principal
     Protected Trust III)
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid-Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):
Oppenheimer Value Fund
Oppenheimer SMA Core Bond Fund
Oppenheimer SMA International Bond Fund
Oppenheimer Strategic Income Fund
Oppenheimer Transition 2010 Fund
Oppenheimer Transition 2015 Fund
Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2030 Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial
Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, and OppenheimerFunds Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management Corporation, Oppenheimer Acquisition Corp., OFI
Private Investments Inc., OFI Institutional Asset Management, Inc.
Oppenheimer Real Asset Management, Inc. and OFI Trust Company is Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.
The address of Tremont Group Holdings, Inc. is 555 Theodore Fremd Avenue,
Suite 206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is 30 Herbert Street,
Dublin 2, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

The address of OppenheimerFunds International Distributor Limited is Suite
1601, Central Tower, 28 Queen's Road Central, Hong Kong.

Item 27. Principal Underwriter

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this
Registration Statement and listed in Item 26(b) above (except Panorama Series
Fund, Inc.) and for MassMutual Institutional Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

----------------------------------------------------------------------------------
Name & Principal                 Position & Office        Position and Office
Business Address                 with Underwriter         with Registrant
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Timothy Abbhul(1)                Vice President and       None
                                 Treasurer
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Agan(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Anthony Allocco(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Janette Aprilante(2)             Secretary                None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Tracey Apostolopoulos(1)         Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Barker                     Vice President           None
1723 W. Nelson Street
Chicago, IL 60657
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kathleen Beichert(1)             Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rocco Benedetto(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Beringer                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rick Bettridge                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David A. Borrelli                Vice President           None
105 Black Calla Ct.
San Ramon, CA 94583
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jeffrey R. Botwinick             Vice President           None
4431 Twin Pines Drive
Manlius, NY 13104
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Sarah Bourgraf(1)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bryan Bracchi                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michelle Brennan(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Joshua Broad(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin E. Brosmith                Senior Vice President    None
5 Deer Path
South Natlick, MA 01760
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jeffrey W. Bryan                 Vice President           None
1048 Malaga Avenue
Coral Gables, FL 33134
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick Campbell(1)              Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Caruso                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donelle Chisolm(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Andrew Chonofsky                 Vice President           None
109 Wade Avenue, Apt. 365
Raleigh, NC 27605
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Angelanto Ciaglia(2)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Melissa Clayton(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Craig Colby(2)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rodney Constable(1)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Susan Cornwell(1)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Neev Crane                       Vice President           None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Daley                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Fredrick Davis                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Davis(2)                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Stephen J. Demetrovits(2)        Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven Dombrower                 Vice President           None
13 Greenbrush Court
Greenlawn, NY 11740
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George P. Dougherty              Vice President           None
328 Regency Drive
North Wales, PA 19454
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Cliff H. Dunteman                Vice President           None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Beth Arthur Du Toit(1)           Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Hillary Eigen(2)                 Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kent M. Elwell                   Vice President           None
35 Crown Terrace
Yardley, PA 19067
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Gregg A. Everett                 Vice President           None
4328 Auston Way
Palm Harbor, FL 34685-4017
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George R. Fahey                  Senior Vice President    None
9511 Silent Hills Lane
Lone Tree, CO 80124
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric C. Fallon                   Vice President           None
10 Worth Circle
Newton, MA 02458
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Fereday                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Joseph Fernandez                 Vice President           None
1717 Richbourg Park Drive
Brentwood, TN 37027
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark J. Ferro                    Senior Vice President    None
104 Beach 221st Street
Breezy Point, NY 11697
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ronald H. Fielding(3)            Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bradley Finkle(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric P. Fishel                   Vice President           None
725 Boston Post Rd., #12
Sudbury, MA 01776
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick W. Flynn                 Senior Vice President    None
14083 East Fair Avenue
Englewood, CO 80111
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John E. Forrest(2)               Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John ("J") Fortuna(2)            Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jayme D. Fowler                  Vice President           None
3818 Cedar Springs Road,
#101-349
Dallas, TX 75219
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William Friebel                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Alyson Frost                     Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard Fuermann                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lucio Giliberti                  Vice President           None
6 Cyndi Court
Flemington, NJ 08822
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Gottesman                Vice President           None
255 Westchester Way
Birmingham, MI 48009
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Raquel Granahan(4)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ralph Grant                      Senior Vice President    None
10 Boathouse Close
Mt. Pleasant, SC 29464
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kahle Greenfield(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Grill(2)                  Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric Grossjung                   Vice President           None
4002 N. 194th Street
Elkhorn, NE 68022
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael D. Guman                 Vice President           None
3913 Pleasant Avenue
Allentown, PA 18103
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James E. Gunter                  Vice President           None
603 Withers Circle
Wilmington, DE 19810
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Garrett Harbron                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin J. Healy(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wendy G. Hetson(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jennifer Hoelscher(1)            Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William E. Hortz(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Edward Hrybenko(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Amy Huber(1)                     Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian F. Husch                   Vice President           None
37 Hollow Road
Stonybrook, NY 11790
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick Hyland(2)                Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Keith Hylind(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kathleen T. Ives(1)              Vice President &         Assistant Secretary
                                 Assistant Secretary
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Shonda Rae Jaquez(2)             Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Nivan Jaleeli                    Vice President           None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric K. Johnson                  Vice President           None
8588 Colonial Drive
Lone Tree, CO 80124
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Elyse Jurman                     Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Matthew Kasa                     Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Keffer(2)                 Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christina J. Keller(2)           Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Keogh(2)                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian Kiley(2)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lisa Klassen(1)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard Klein                    Senior Vice President    None
4820 Fremont Avenue South
Minneapolis, MN 55419
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard Knott(1)                 President and Director   None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brent A. Krantz                  Senior Vice President    None
61500 Tam McArthur Loop
Bend, OR 97702
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric Kristenson(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David T. Kuzia                   Vice President           None
10258 S. Dowling Way
Highlands Ranch, CO 80126
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Tracey Lange(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jesse Levitt(2)                  Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric J. Liberman                 Vice President           None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Malissa Lischin(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christina Loftus(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Loncar                    Vice President           None
1401 North Taft Street, Apt. 726
Arlington, VA 22201
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Craig Lyman                      Vice President           None
7425 Eggshell Drive
N. Las Vegas, NV 89084
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Peter Maddox(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Malik                    Vice President           None
546 Idylberry Road
San Rafael, CA 94903
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven C. Manns                  Vice President           None
1627 N. Hermitage Avenue
Chicago, IL 60622
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Todd A. Marion                   Vice President           None
24 Midland Avenue
Cold Spring Harbor, NY 11724
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
LuAnn Mascia(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael McDonald                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John C. McDonough                Senior Vice President    None
533 Valley Road
New Canaan, CT 06840
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kent C. McGowan                  Vice President           None
9510 190th Place SW
Edmonds, WA 98020
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian F. Medina                  Vice President           None
3009 Irving Street
Denver, CO 80211
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William Meerman                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Daniel Melehan                   Vice President           None
906 Bridgeport Court
San Marcos, CA 92069
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Saul Mendoza                     Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark Mezzanotte                  Vice President           None
16 Cullen Way
Exeter, NH 03833
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Matthew L. Michaelson            Vice President           None
1250 W. Grace, #3R
Chicago, IL 60613
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Noah Miller(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Clint Modler(1)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Moser                     Vice President           None
9650 East Aspen Hill Circle
Lone Tree, CO 80124
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David W. Mountford               Vice President           None
7820 Banyan Terrace
Tamarac, FL 33321
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Gzim Muja                        Vice President           None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Matthew Mulcahy(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wendy Jean Murray                Vice President           None
32 Carolin Road
Upper Montclair, NJ 07043
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John S. Napier                   Vice President           None
17 Hillcrest Ave.
Darien, CT 06820
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christina Nasta(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin P. Neznek(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bradford G. Norford              Vice President           None
5095 Lahinch Ct.
Westerville, OH 43082
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Alan Panzer                      Vice President           None
6755 Ridge Mill Lane
Atlanta, GA 30328
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donald Pawluk(2)                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian C. Perkes                  Vice President           None
6 Lawton Ct.
Frisco, TX 75034
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wayne Perry                      Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Charles K. Pettit(2)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rachel Powers                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Nicole Pretzel                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Elaine M. Puleo-Carter(2)        Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Minnie Ra                        Vice President           None
100 Dolores Street, #203
Carmel, CA 93923
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Dusting Raring                   Vice President           None
27 Blakemore Drive
Ladera Ranch, CA 92797
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael A. Raso                  Vice President           None
3 Vine Place
Larchmont, NY 10538
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard E. Rath                  Vice President           None
46 Mt. Vernon Ave.
Alexandria, VA 22301
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ramsey Rayan                     Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William J. Raynor(5)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Corry Read(2)                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ruxandra Risko(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David R. Robertson(2)            Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ian M. Roche                     Vice President           None
7070 Bramshill Circle
Bainbridge, OH 44023
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Rock                     Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kenneth A. Rosenson              Vice President           None
24753 Vantage Pt. Terrace
Malibu, CA 90265
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Sabow                     Vice President           None
6617 Southcrest Drive
Edina, MN 55435
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Saunders                    Vice President           None
2251 Chantilly Ave.
Winter Park, FL 32789
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Schmitt                   Vice President           None
40 Rockcrest Rd
Manhasset, NY 11030
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William Schories                 Vice President           None
3 Hill Street
Hazlet, NJ 07730
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jennifer Sexton(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric Sharp                       Vice President           None
862 McNeill Circle
Woodland, CA 95695
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Debbie A. Simon                  Vice President           None
55 E. Erie St., #4404
Chicago, IL 60611
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bryant Smith                     Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christopher M. Spencer           Vice President           None
2353 W 118th Terrace
Leawood, KS 66211
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John A. Spensley                 Vice President           None
375 Mallard Court
Carmel, IN 46032
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Alfred St. John(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bryan Stein                      Vice President           None
8 Longwood Rd.
Voorhees, NJ 08043
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Stoma(2)                    Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wayne Strauss(3)                 Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian C. Summe                   Vice President           None
2479 Legends Way
Crestview Hills, KY 41017
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Sussman(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George T. Sweeney                Senior Vice President    None
5 Smokehouse Lane
Hummelstown, PA 17036
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William K. Tai                   Vice President           None
12701 Prairie Drive
Urbandale, IA 50323
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Taylor(2)                  Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Martin Telles(2)                 Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Paul Temple(2)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David G. Thomas                  Vice President           None
16628 Elk Run Court
Leesburg, VA 20176
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark S. Vandehey(1)              Vice President and       Vice President and
                                 Chief Compliance Officer Chief Compliance
                                                          Officer
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Vincent Vermete(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Darren Walsh(1)                  Executive Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick Walsh                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kenneth Lediard Ward             Vice President           None
1400 Cottonwood Valley Circle N.
Irving, TX 75038
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Teresa Ward(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Janeanne Weickum                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael J. Weigner               Vice President           None
4905 W. San Nicholas Street
Tampa, FL 33629
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donn Weise                       Vice President           None
3249 Earlmar Drive
Los Angeles, CA 90064
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Chris G. Werner                  Vice President           None
98 Crown Point Place
Castle Rock, CO 80108
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Catherine White(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ryan Wilde(1)                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Julie Wimer(2)                   Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donna Winn(2)                    Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Peter Winters                    Vice President           None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick Wisneski(1)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Philip Witkower(2)               Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kurt Wolfgruber                  Director                 None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Meredith Wolff(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michelle Wood(2)                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Cary Patrick Wozniak             Vice President           None
18808 Bravata Court
San Diego, CA 92128
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Charles Young               Vice President           None
3914 Southwestern
Houston, TX 77005
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jill Zachman(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert G. Zack(2)                General Counsel &        Vice President &
                                 Director                 Secretary
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven Zito(1)                   Vice President           None
----------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial  Center,  225 Liberty Street,  11th Floor, New York, NY
10281-1008
(3)350 Linden Oaks, Rochester, NY 14623
(4)555 Theodore Fremd Avenue, Rye, NY 10580
(5)Independence Wharf, 470 Atlantic Avenue, 11th Floor, Boston, MA 02210

(c)   Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by
Registrant pursuant to Section 31(a) of the Investment Company Act of 1940
and rules promulgated thereunder are in the possession of OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to
Rule 485(b) under the Securities Act of 1933 and has duly caused this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 28th day of November, 2007.

                                    Oppenheimer Capital Income Fund

                                    By:  John V. Murphy*
                                         John V. Murphy, President
                                         Principal Executive Officer and
                                         Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                         Date

 William L. Armstrong*     Chairman of the               November 28, 2007
 William L. Armstrong      Board of Trustees

 John V. Murphy*           President, Principal          November 28, 2007
 John V. Murphy            Executive Officer and Trustee

 Brian W. Wixted*          Treasurer, Principal          November 28, 2007
 Brian W. Wixted           Financial & Accounting Officer

 George C. Bowen*          Trustee                       November 28, 2007
 George C. Bowen

 Edward L. Cameron*        Trustee                       November 28, 2007
 Edward L. Cameron

 Jon S. Fossel*            Trustee                       November 28, 2007
 Jon S. Fossel

 Sam Freedman*             Trustee                       November 28, 2007
 Sam Freedman

 Beverly L. Hamilton*      Trustee                       November 28, 2007
 Beverly L. Hamilton

 Robert J. Malone*         Trustee                       November 28, 2007
 Robert J. Malone

 F. William Marshall, Jr.* Trustee                        November 28, 2007
 F. William Marshall, Jr.

*By:  /s/ Mitchell J. Lindauer
      Mitchell J. Lindauer, Attorney-in-Fact

                       Oppenheimer Capital Income Fund

                       Post-Effective Amendment No. 63

                      Registration Statement No. 2-33043

                                EXHIBIT INDEX

Exhibit No.    Description

23(j)          Consent of Independent Registered Public Accounting Firm